UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05344

WILLIAM BLAIR FUNDS

(Exact name of registrant as specified in charter)

150 NORTH RIVERSIDE PLAZA CHICAGO, IL 60606

(Address of principal executive offices) (Zip code)

Stephanie G. Braming, Principal Executive Officer, William Blair Funds.

150 North Riverside Plaza

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-236-1600

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments

Growth Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—36.3%
*	Adobe Systems, Inc.	21,926	$4,738
*	Akamai Technologies, Inc.	51,361	3,645
*	Alphabet, Inc. Class “A”	20,998	21,778
	Booz Allen Hamilton Holding Corporation	92,785	3,593
*	Facebook, Inc. Class “A”	57,168	9,135
*	Guidewire Software, Inc.	35,543	2,873
	Mastercard, Inc. Class “A”	87,304	15,292
*	MaxLinear, Inc.	103,724	2,360
	Microsoft Corporation	262,815	23,987
	National Instruments Corporation	72,657	3,674
*	Pure Storage, Inc.	126,202	2,518
*	Red Hat, Inc.	63,217	9,451
*	Rogers Corporation	16,520	1,975
	Texas Instruments, Inc.	62,074	6,449
*	Ultimate Software Group, Inc.	14,517	3,538
*	Worldpay, Inc.	96,706	7,953
*	Yelp, Inc.	80,596	3,365
			126,324
	Consumer Discretionary—17.5%
*	Amazon.com, Inc.	14,427	20,881
	Domino’s Pizza, Inc.	21,826	5,098
*	Grand Canyon Education, Inc.	39,547	4,149
*	Laureate Education, Inc.	170,064	2,338
*	Live Nation Entertainment, Inc.	81,898	3,451
	Six Flags Entertainment Corporation	73,688	4,588
	Starbucks Corporation	106,527	6,167
	Steven Madden, Ltd.	60,292	2,647
*	The Michaels Cos., Inc.	110,332	2,175
*	Ulta Salon Cosmetics & Fragrance, Inc.	29,557	6,037
	Vail Resorts, Inc.	15,418	3,418
			60,949
	Health Care—15.3%
*	Align Technology, Inc.	8,710	2,187
	Allergan plc†	19,523	3,286
*	Charles River Laboratories International, Inc.	33,440	3,569
	Danaher Corporation	79,395	7,774
*	Ligand Pharmaceuticals, Inc.	13,804	2,280
	Teleflex, Inc.	13,216	3,370
	UnitedHealth Group, Inc.	59,757	12,788
*	Veeva Systems, Inc.	52,663	3,845
	West Pharmaceutical Services, Inc.	28,294	2,498
	Zoetis, Inc.	138,366	11,555
			53,152
	Industrials—14.5%
	BWX Technologies, Inc.	110,783	7,038
*	Copart, Inc.	81,097	4,130
*	CoStar Group, Inc.	18,312	6,642
	Healthcare Services Group, Inc.	81,196	3,531
	Raytheon Co.	36,043	7,779
*	The Middleby Corporation	21,426	2,652
	Union Pacific Corporation	53,264	7,160

See accompanying Notes to Portfolio of Investments.

Growth Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Industrials — (continued)
*	Verisk Analytics, Inc.	77,923	$8,104
	Wabtec Corporation	44,854	3,651
			50,687
	Financials—7.1%
	East West Bancorp, Inc.	65,779	4,114
	Intercontinental Exchange, Inc.	143,972	10,441
	The Progressive Corporation	169,202	10,309
			24,864
	Consumer Staples—5.1%
	Costco Wholesale Corporation	34,212	6,447
*	Monster Beverage Corporation	106,427	6,089
	The Estee Lauder Cos., Inc.	35,843	5,366
			17,902
	Materials—3.5%
	Ball Corporation	147,677	5,864
*	Codexis, Inc.	47,511	522
	Praxair, Inc.	39,748	5,736
			12,122
	Total Common Stocks—99.3% (cost $232,941)		346,000
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.280% dated 3/29/18, due 4/2/18, repurchase price $4,011, collateralized by U.S. Treasury Inflation Index Bond, 0.625%, due 1/15/26	$4,011	4,011
	Total Repurchase Agreement—1.2% (cost $4,011)		4,011
	Total Investments—100.5% (cost $236,952)		350,011
	Liabilities, plus cash and other assets—(0.5)%		(1,644)
	Net assets—100.0%		$348,367

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Large Cap Growth Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—37.1%
	Accenture plc†	41,980	$6,444
*	Adobe Systems, Inc.	32,190	6,955
*	Alphabet, Inc. Class “A”	8,880	9,210
*	Alphabet, Inc. Class “C”	4,846	5,000
*	Facebook, Inc.	43,800	6,999
	Intuit, Inc.	27,240	4,722
	Mastercard, Inc.	52,660	9,224
	Microsoft Corporation	178,020	16,248
*	PayPal Holdings, Inc.	49,120	3,727
*	Red Hat, Inc.	44,140	6,599
	Texas Instruments, Inc.	54,820	5,695
			80,823
	Consumer Discretionary—15.8%
*	Amazon.com, Inc.	10,060	14,560
*	Live Nation Entertainment, Inc.	85,480	3,602
	McDonald’s Corporation	34,970	5,469
*	Netflix, Inc.	12,210	3,606
	Starbucks Corporation	124,830	7,227
			34,464
	Health Care—13.8%
*	Biogen, Inc.	11,080	3,034
	Danaher Corporation	47,030	4,605
	Stryker Corporation	28,730	4,623
	UnitedHealth Group, Inc.	43,930	9,401
	Zoetis, Inc.	100,530	8,395
			30,058
	Industrials—13.1%
*	Copart, Inc.	81,270	4,139
	Fortive Corporation	47,770	3,704
	Raytheon Co.	20,420	4,407
	TransDigm Group, Inc.	10,390	3,189
	Union Pacific Corporation	55,420	7,450
*	Verisk Analytics, Inc.	53,510	5,565
			28,454
	Financials—6.2%
	Intercontinental Exchange, Inc.	77,370	5,611
	The Progressive Corporation	129,680	7,901
			13,512
	Consumer Staples—6.1%
*	Monster Beverage Corporation	124,640	7,131
	The Estee Lauder Cos., Inc.	40,840	6,114
			13,245
	Materials—3.4%
	PPG Industries, Inc.	33,990	3,793
	Praxair, Inc.	25,510	3,681
			7,474

See accompanying Notes to Portfolio of Investments.

Large Cap Growth Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Real Estate—2.0%
*	SBA Communications Corporation	26,120	$4,464
	Energy—1.2%
	EOG Resources, Inc.	24,240	2,552
	Total Common Stocks—98.7% (cost $154,460)		215,046
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.028% dated 3/29/18, due 4/2/18, repurchase price $2,762, collateralized by U.S. Treasury Inflation Index Bond, 0.625%, due 1/15/26	$2,762	2,762
	Total Repurchase Agreement—1.3% (cost $2,762)		2,762
	Total Investments—100.0% (cost $157,222)		217,808
	Cash and other assets, less liabilities—0.0%		85
	Net assets—100.0%		$217,893

† = U.S. listed foreign security

* = Non-income producing security

See accompanying Notes to Portfolio of Investments.

Mid Cap Growth Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Industrials—23.0%
	BWX Technologies, Inc.	28,444	$1,807
*	Copart, Inc.	43,150	2,198
*	CoStar Group, Inc.	5,789	2,099
	Equifax, Inc.	12,910	1,521
	Fortive Corporation	17,295	1,341
*	The Middleby Corporation	11,170	1,383
*	Verisk Analytics, Inc.	20,970	2,181
	Wabtec Corporation	11,760	957
	Xylem, Inc.	15,365	1,182
			14,669
	Information Technology—22.4%
*	Akamai Technologies, Inc.	13,075	928
	Analog Devices, Inc.	8,060	735
	Booz Allen Hamilton Holding Corporation	37,714	1,460
*	Coherent, Inc.	2,275	426
	Global Payments, Inc.	9,730	1,085
*	Guidewire Software, Inc.	14,215	1,149
	j2 Global, Inc.	8,095	639
	Microchip Technology, Inc.	10,205	932
*	Red Hat, Inc.	10,155	1,518
*	Tyler Technologies, Inc.	4,015	847
*	Ultimate Software Group, Inc.	6,215	1,515
*	WEX, Inc.	6,645	1,041
*	Worldpay, Inc.	23,739	1,952
			14,227
	Health Care—17.4%
*	ABIOMED, Inc.	3,270	951
*	Align Technology, Inc.	2,400	603
*	BioMarin Pharmaceutical, Inc.	9,671	784
*	Centene Corporation	10,413	1,113
*	Charles River Laboratories International, Inc.	8,075	862
	Encompass Health Corporation	16,900	966
*	IDEXX Laboratories, Inc.	3,363	644
*	Mettler-Toledo International, Inc.	1,005	578
	Teleflex, Inc.	3,385	863
*	Veeva Systems, Inc.	16,876	1,232
	West Pharmaceutical Services, Inc.	6,500	574
	Zoetis, Inc.	22,790	1,903
			11,073
	Consumer Discretionary—17.1%
	Aptiv plc†	7,040	598
*	CarMax, Inc.	17,025	1,054
	Domino’s Pizza, Inc.	7,290	1,703
*	Live Nation Entertainment, Inc.	25,680	1,082
*	Mohawk Industries, Inc.	2,950	685
	Ross Stores, Inc.	24,595	1,918
	Six Flags Entertainment Corporation	23,700	1,476
*	Ulta Salon Cosmetics & Fragrance, Inc.	6,100	1,246
	Vail Resorts, Inc.	5,100	1,131
			10,893

See accompanying Notes to Portfolio of Investments.

Mid Cap Growth Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Financials—6.8%
	Cboe Global Markets, Inc.	8,215	$938
	East West Bancorp, Inc.	18,725	1,171
	The Progressive Corporation	36,620	2,231
			4,340
	Materials—5.5%
*	Axalta Coating Systems, Ltd.†	20,035	605
	Ball Corporation	44,550	1,769
	Vulcan Materials Co.	9,910	1,131
			3,505
	Energy—2.6%
*	Concho Resources, Inc.	4,010	603
*	Parsley Energy, Inc.	37,010	1,073
			1,676
	Real Estate—2.1%
*	SBA Communications Corporation	7,880	1,347
	Consumer Staples—1.0%
	Conagra Brands, Inc.	16,865	622
	Total Common Stocks—97.9% (cost $49,087)		62,352
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.280% dated 3/29/18, due 4/2/18, repurchase price $1,353, collateralized by U.S. Treasury Note, 1.500%, due 8/15/26	$1,353	1,353
	Total Repurchase Agreement—2.1% (cost $1,353)		1,353
	Total Investments—100.0% (cost $50,440)		63,705
	Liabilities, plus cash and other assets—0.0%		(6)
	Net assets—100.0%		$63,699

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Industrials—22.8%
	BWX Technologies, Inc.	985,642	$62,618
*	Copart, Inc.	1,559,728	79,437
*	CoStar Group, Inc.	188,235	68,269
	Healthcare Services Group, Inc.	759,900	33,041
	HEICO Corporation	509,440	36,145
	Hexcel Corporation	658,319	42,521
	Ritchie Bros Auctioneers, Inc.†	657,274	20,684
*	SiteOne Landscape Supply, Inc.	316,437	24,378
*	Teledyne Technologies, Inc.	170,552	31,922
*	The Middleby Corporation	304,285	37,667
	Toro Co.	240,989	15,050
*	TransUnion	759,926	43,149
			494,881
	Information Technology—18.9%
*	2U, Inc.	464,595	39,040
	Booz Allen Hamilton Holding Corporation	1,122,646	43,469
*	Coherent, Inc.	76,742	14,382
*	Euronet Worldwide, Inc.	298,992	23,596
*	Guidewire Software, Inc.	519,632	42,002
	j2 Global, Inc.	358,126	28,263
*	MaxLinear, Inc.	886,479	20,167
	National Instruments Corporation	539,802	27,298
	Nice, Ltd.—ADR	180,700	16,973
*	Pure Storage, Inc.	1,423,712	28,403
*	Rogers Corporation	304,827	36,439
*	Tyler Technologies, Inc.	104,300	22,003
*	WEX, Inc.	294,679	46,153
*	Yelp, Inc.	534,071	22,298
			410,486
	Health Care—17.8%
*	ABIOMED, Inc.	114,745	33,390
*	Cambrex Corporation	422,245	22,083
*	Catalent, Inc.	775,200	31,830
*	Charles River Laboratories International, Inc.	297,627	31,769
*	DexCom, Inc.	426,084	31,598
	Encompass Health Corporation	617,632	35,310
*	Exact Sciences Corporation	451,464	18,207
*	Glaukos Corporation	607,947	18,743
*	Horizon Pharma plc†	2,044,639	29,034
*	IDEXX Laboratories, Inc.	25,159	4,815
*	Ligand Pharmaceuticals, Inc.	229,580	37,917
*	Repligen Corporation	406,662	14,713
	Teleflex, Inc.	85,700	21,852
*	Veeva Systems, Inc.	473,262	34,558
	West Pharmaceutical Services, Inc.	224,769	19,845
			385,664
	Consumer Discretionary—15.4%
*	Adtalem Global Education, Inc.	928,322	44,142
	Cable One, Inc.	16,689	11,467
	Domino’s Pizza, Inc.	251,832	58,818
*	Floor & Decor Holdings, Inc.	201,180	10,486

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Consumer Discretionary — (continued)
*	Grand Canyon Education, Inc.	400,660	$42,037
*	Hilton Grand Vacations, Inc.	731,722	31,479
*	Live Nation Entertainment, Inc.	721,499	30,404
	Six Flags Entertainment Corporation	736,894	45,879
*	The Michaels Cos., Inc.	537,756	10,599
*	Universal Electronics, Inc.	382,941	19,932
	Vail Resorts, Inc.	127,034	28,163
			333,406
	Financials—10.0%
	Bank of the Ozarks, Inc.	785,322	37,908
	BrightSphere Investment Group plc†	890,252	14,030
	Cboe Global Markets, Inc.	285,941	32,626
	East West Bancorp, Inc.	262,734	16,431
*	Encore Capital Group, Inc.	606,960	27,435
	FirstCash, Inc.	510,615	41,487
*	LendingTree, Inc.	60,200	19,755
	Virtu Financial, Inc.	820,901	27,090
			216,762
	Materials—6.5%
*	Axalta Coating Systems, Ltd.†	698,919	21,100
	Ball Corporation	1,118,496	44,415
	Celanese Corporation	332,388	33,309
	Martin Marietta Materials, Inc.	197,385	40,918
			139,742
	Real Estate—3.3%
	Colliers International Group, Inc.†	237,859	16,519
	FirstService Corporation†	298,180	21,821
	Jones Lang LaSalle, Inc.	192,265	33,577
			71,917
	Energy—1.7%
*	Diamondback Energy, Inc.	124,150	15,707
*	Parsley Energy, Inc.	758,500	21,989
			37,696
	Consumer Staples—0.6%
	Nu Skin Enterprises, Inc.	184,958	13,633
	Total Common Stocks—97.0% (cost $1,744,726)		2,104,187
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.280% dated 3/29/18, due 4/2/18, repurchase price $74,062, collateralized by U.S. Treasury Inflation Index Bond, 0.625%, due 1/15/26	$74,059	74,059
	Total Repurchase Agreement—3.4% (cost $74,059)		74,059

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

Value
Total Investments—100.4% (cost $1,818,785)	$2,178,246
Liabilities, plus cash and other assets—(0.4)%	(8,429)
Net assets—100.0%	$2,169,817

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—23.7%
	American Financial Group, Inc.	184	$21
	CNO Financial Group, Inc.	804	17
*	E*TRADE Financial Corporation	666	37
	East West Bancorp, Inc.	441	28
	First American Financial Corporation	407	24
	FNB Corporation	1,579	21
	Hancock Holding Co.	476	25
	Hanover Insurance Group, Inc.	194	23
	Home BancShares, Inc.	989	23
	Iberiabank Corporation	272	21
	PacWest Bancorp	536	26
	Radian Group, Inc.	1,250	24
	Selective Insurance Group, Inc.	363	22
	Sterling Bancorp	1,093	25
*	SVB Financial Group	103	25
	Umpqua Holdings Corporation	912	19
	Voya Financial, Inc.	461	23
*	Western Alliance Bancorp	375	22
	WSFS Financial Corporation	466	22
	Zions Bancorporation	252	13
			461
	Industrials—13.7%
	Crane Co.	373	35
*	KLX, Inc.	424	30
	Lennox International, Inc.	171	35
	Old Dominion Freight Line, Inc.	240	35
	Owens Corning	307	25
	Spirit AeroSystems Holdings, Inc.	407	34
	Toro Co.	577	36
	Wabtec Corporation	453	37
			267
	Real Estate—12.8%
	Acadia Realty Trust	997	24
	American Assets Trust, Inc.	627	21
	American Campus Communities, Inc.	671	26
	Camden Property Trust	239	20
	Columbia Property Trust, Inc.	1,161	24
	Douglas Emmett, Inc.	489	18
	EPR Properties	448	25
*	Equity Commonwealth	689	21
	Healthcare Realty Trust, Inc.	906	25
	Pebblebrook Hotel Trust	730	25
	Terreno Realty Corporation	607	21
			250
	Consumer Discretionary—11.1%
	Dunkin’ Brands Group, Inc.	594	35
*	Grand Canyon Education, Inc.	332	35
	Kohl’s Corporation	536	35
*	Lululemon Athletica, Inc.	439	39
*	Michael Kors Holdings, Ltd.†	566	35

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Consumer Discretionary — (continued)
	Vail Resorts, Inc.	165	$37
			216
	Information Technology—7.8%
*	Acxiom Corporation	883	20
	Belden, Inc.	307	21
	Booz Allen Hamilton Holding Corporation	775	30
*	Cadence Design Systems, Inc.	446	17
	CSRA, Inc.	485	20
*	Inphi Corporation	510	15
	j2 Global, Inc.	359	28
			151
	Energy—7.4%
*	Forum Energy Technologies, Inc.	1,711	19
*	Parsley Energy, Inc.	981	29
	Patterson-UTI Energy, Inc.	1,239	22
	Range Resources Corporation	1,663	24
	Targa Resources Corporation	554	24
*	WPX Energy, Inc.	1,782	26
			144
	Utilities—6.7%
	Atmos Energy Corporation	441	37
	NiSource, Inc.	1,272	31
	Pinnacle West Capital Corporation	406	32
	Vectren Corporation	486	31
			131
	Health Care—6.0%
	CONMED Corporation	190	12
	Encompass Health Corporation	389	22
*	Hologic, Inc.	525	20
*	Magellan Health, Inc.	182	20
*	Mednax, Inc.	355	20
	PerkinElmer, Inc.	308	23
			117
	Materials—5.8%
	Carpenter Technology Corporation	478	21
	FMC Corporation	221	17
	Minerals Technologies, Inc.	232	15
	PolyOne Corporation	522	22
	Sensient Technologies Corporation	208	15
	Steel Dynamics, Inc.	517	23
			113
	Consumer Staples—3.0%
	Ingredion, Inc.	157	20
	J&J Snack Foods Corporation	107	15

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks—(continued)
Consumer Staples — (continued)
Lamb Weston Holdings, Inc.	407	$24
		59
Total Common Stocks—98.0% (cost $1,604)		1,909
Total Investments—98.0% (cost $1,604)		1,909
Cash and other assets, less liabilities—2.0%		38
Net assets—100.0%		$1,947

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—21.7%
*	2U, Inc.	59,860	$5,030
*	Agilysys, Inc.	289,862	3,455
*	Cars.com, Inc.	191,340	5,421
*	Coherent, Inc.	6,016	1,127
*	EPAM Systems, Inc.	44,880	5,140
*	Etsy, Inc.	205,250	5,759
*	Guidewire Software, Inc.	90,126	7,285
	j2 Global, Inc.	115,614	9,124
	Littelfuse, Inc.	26,760	5,571
*	LivePerson, Inc.	427,740	6,994
*	MaxLinear, Inc.	322,901	7,346
	Nice, Ltd.—ADR	56,500	5,307
*	Pure Storage, Inc.	322,191	6,428
*	Qualys, Inc.	59,670	4,341
*	RealPage, Inc.	134,310	6,917
*	Rogers Corporation	26,580	3,177
*	USA Technologies, Inc.	513,466	4,621
*	Varonis Systems, Inc.	165,640	10,021
*	WNS Holdings, Ltd.—ADR	123,390	5,593
*	Yelp, Inc.	57,340	2,394
			111,051
	Consumer Discretionary—18.3%
*	Adtalem Global Education, Inc.	181,480	8,629
*	At Home Group, Inc.	174,725	5,598
*	Boot Barn Holdings, Inc.	366,370	6,496
	Cable One, Inc.	9,030	6,205
	Collectors Universe, Inc.	60,085	944
*	Dave & Buster’s Entertainment, Inc.	87,130	3,637
*	Gentherm, Inc.	129,560	4,398
*	Golden Entertainment, Inc.	225,809	5,245
*	Grand Canyon Education, Inc.	54,740	5,743
*	Hilton Grand Vacations, Inc.	140,470	6,043
*	IMAX Corporation†	181,660	3,488
*	Laureate Education, Inc.	315,404	4,337
	Lithia Motors, Inc.	46,120	4,636
	Nutrisystem, Inc.	90,830	2,448
*	Red Lion Hotels Corporation	248,370	2,422
	Six Flags Entertainment Corporation	115,332	7,181
	Steven Madden, Ltd.	136,600	5,997
*	U.S. Auto Parts Network, Inc.	1,229,213	2,520
*	Universal Electronics, Inc.	131,365	6,837
*	YogaWorks, Inc.	404,741	1,133
			93,937
	Health Care—16.6%
*	AxoGen, Inc.	176,730	6,451
*	Cambrex Corporation	131,175	6,861
*	Catalent, Inc.	119,139	4,892
*	CryoLife, Inc.	239,220	4,796
*	DexCom, Inc.	85,200	6,318
	Encompass Health Corporation	161,345	9,224
*	Exact Sciences Corporation	95,534	3,853
*	Glaukos Corporation	188,926	5,825

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Health Care — (continued)
*	Hanger, Inc.	82,077	$1,313
*	Horizon Pharma plc†	482,490	6,851
*	Intersect ENT, Inc.	66,010	2,594
*	LHC Group, Inc.	77,100	4,746
*	Ligand Pharmaceuticals, Inc.	45,810	7,566
*	Repligen Corporation	103,013	3,727
	Simulations Plus, Inc.	190,887	2,816
*	Supernus Pharmaceuticals, Inc.	156,260	7,157
			84,990
	Industrials—15.9%
	Albany International Corporation	69,880	4,382
*	Armstrong World Industries, Inc.	99,810	5,619
*	Blue Bird Corporation	368,268	8,728
	BWX Technologies, Inc.	141,700	9,002
	Douglas Dynamics, Inc.	178,140	7,722
	ESCO Technologies, Inc.	95,930	5,617
	Healthcare Services Group, Inc.	134,750	5,859
	HEICO Corporation	95,493	6,775
	ICF International, Inc.	77,541	4,532
	John Bean Technologies Corporation	39,605	4,491
*	Mercury Systems, Inc.	110,294	5,329
	Ritchie Bros. Auctioneers, Inc.†	117,060	3,684
*	SiteOne Landscape Supply, Inc.	66,010	5,086
*	Willdan Group, Inc.	165,486	4,692
			81,518
	Financials—9.9%
*	BofI Holding, Inc.	135,190	5,479
*	Encore Capital Group, Inc.	153,156	6,923
	FirstCash, Inc.	152,876	12,421
	Glacier Bancorp, Inc.	129,380	4,966
	Home BancShares, Inc.	241,330	5,505
	Meta Financial Group, Inc.	59,022	6,445
	Virtu Financial, Inc.	266,855	8,806
			50,545
	Consumer Staples—5.1%
	Calavo Growers, Inc.	61,260	5,648
	MGP Ingredients, Inc.	76,400	6,845
	Nu Skin Enterprises, Inc.	112,585	8,299
*	Primo Water Corporation	456,626	5,347
			26,139
	Materials—2.3%
*	Codexis, Inc.	713,750	7,851
	Orion Engineered Carbons S.A.†	145,050	3,931
			11,782
	Real Estate—2.2%
	Colliers International Group, Inc.†	82,873	5,755
	FirstService Corporation†	75,959	5,559
			11,314

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Energy—1.3%
*	Callon Petroleum Co.	346,950	$4,593
*	Carrizo Oil & Gas, Inc.	143,483	2,296
			6,889
	Telecommunication Services—0.9%
*	ORBCOMM, Inc.	491,552	4,606
	Total Common Stocks—94.2% (cost $356,835)		482,771
	Exchange-Traded Fund
	iShares Russell 2000 Growth ETF	6,160	1,174
	Total Exchange-Traded Fund—0.2% (cost $1,085)		1,174
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.280% dated 3/29/18, due 4/2/18, repurchase price $22,592, collateralized by U.S. Treasury Note, 1.500%, due 8/15/26	$22,592	22,592
	Total Repurchase Agreement—4.4% (cost $22,592)		22,592
	Total Investments—98.8% (cost $380,512)		506,537
	Cash and other assets, less liabilities—1.2%		6,157
	Net assets—100.0%		$512,694

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—29.4%
	Banner Corporation	123,193	$6,836
	Boston Private Financial Holdings, Inc.	444,559	6,691
	CNO Financial Group, Inc.	268,555	5,820
	CoBiz Financial, Inc.	438,524	8,595
	CVB Financial Corporation	231,664	5,245
	First American Financial Corporation	111,415	6,538
	FNB Corporation	640,118	8,610
	Glacier Bancorp, Inc.	240,957	9,248
*	Green Bancorp, Inc.	271,831	6,048
	Hancock Holding Co.	190,445	9,846
	Hanover Insurance Group, Inc.	76,639	9,035
	Home BancShares, Inc.	329,740	7,521
	Iberiabank Corporation	92,004	7,176
	National Bank Holdings Corporation	167,814	5,580
	OceanFirst Financial Corporation	223,568	5,980
	Radian Group, Inc.	536,650	10,218
	Renasant Corporation	176,091	7,494
	Sandy Spring Bancorp, Inc.	150,608	5,837
*	Seacoast Banking Corporation of Florida	262,023	6,936
	Selective Insurance Group, Inc.	175,081	10,627
	Sterling Bancorp	396,255	8,935
	Umpqua Holdings Corporation	375,279	8,035
*	Western Alliance Bancorp	153,275	8,907
	WSFS Financial Corporation	181,891	8,713
			184,471
	Industrials—13.8%
	Brady Corporation	279,193	10,372
*	Continental Building Products, Inc.	232,765	6,645
	EMCOR Group, Inc.	80,302	6,258
	Interface, Inc.	443,324	11,172
	Kadant, Inc.	48,136	4,549
	Kennametal, Inc.	129,495	5,200
*	KLX, Inc.	124,575	8,852
*	Lydall, Inc.	96,678	4,665
*	Northwest Pipe Co.	231,664	4,008
*	Rexnord Corporation	268,035	7,955
*	Saia, Inc.	85,200	6,403
	Standex International Corporation	45,430	4,332
	Terex Corporation	159,644	5,972
			86,383
	Real Estate—9.9%
	Acadia Realty Trust	320,720	7,890
	Agree Realty Corporation	113,990	5,476
	American Assets Trust, Inc.	205,627	6,870
	Columbia Property Trust, Inc.	223,935	4,582
	Education Realty Trust, Inc.	219,480	7,188
*	Equity Commonwealth	176,370	5,409
	Healthcare Realty Trust, Inc.	247,581	6,861
	Highwoods Properties, Inc.	113,901	4,991
	Pebblebrook Hotel Trust	173,887	5,973
	Terreno Realty Corporation	196,333	6,775
			62,015

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Consumer Discretionary—9.6%
*	Adtalem Global Education, Inc.	180,398	$8,578
*	Cavco Industries, Inc.	36,910	6,413
	Dana, Inc.	274,078	7,060
*	Dave & Buster’s Entertainment, Inc.	147,850	6,171
*	Grand Canyon Education, Inc.	62,100	6,516
	Meredith Corporation	102,215	5,499
*	TopBuild Corporation	86,944	6,653
	Winnebago Industries, Inc.	151,805	5,708
	Wolverine World Wide, Inc.	263,866	7,626
			60,224
	Information Technology—8.2%
*	Acxiom Corporation	324,565	7,371
	Belden, Inc.	107,457	7,408
	Booz Allen Hamilton Holding Corporation	206,658	8,002
	CSRA, Inc.	116,477	4,803
*	Inphi Corporation	179,939	5,416
	j2 Global, Inc.	107,365	8,473
*	MaxLinear, Inc.	197,990	4,504
*	Semtech Corporation	138,465	5,407
			51,384
	Energy—7.1%
	Archrock, Inc.	547,878	4,794
*	Callon Petroleum Co.	364,860	4,831
*	Forum Energy Technologies, Inc.	409,595	4,505
*	Halcon Resources Corporation	950,125	4,627
*	Newpark Resources, Inc.	494,884	4,008
*	PDC Energy, Inc.	115,003	5,639
	Range Resources Corporation	405,915	5,902
*	RSP Permian, Inc.	136,984	6,422
*	Solaris Oilfield Infrastructure, Inc.	239,975	3,974
			44,702
	Health Care—6.4%
	Analogic Corporation	51,520	4,941
	CONMED Corporation	139,752	8,851
	Encompass Health Corporation	156,311	8,936
*	Integer Holdings Corporation	165,238	9,344
*	Magellan Health, Inc.	76,729	8,218
			40,290
	Utilities—6.3%
	Chesapeake Utilities Corporation	92,333	6,496
	El Paso Electric Co.	138,330	7,055
	IDACORP, Inc.	109,665	9,680
	ONE Gas, Inc.	127,242	8,400
	Southwest Gas Holdings, Inc.	116,955	7,910
			39,541
	Materials—4.4%
	Carpenter Technology Corporation	111,601	4,924
	Minerals Technologies, Inc.	87,863	5,882
	PolyOne Corporation	143,154	6,087

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Materials — (continued)
	Sensient Technologies Corporation	82,617	$5,831
	Silgan Holdings, Inc.	181,503	5,055
			27,779
	Consumer Staples—2.9%
*	Darling Ingredients, Inc.	379,788	6,571
	J&J Snack Foods Corporation	57,778	7,890
	SpartanNash Co.	197,693	3,402
			17,863
	Telecommunication Services—0.7%
*	Cincinnati Bell, Inc.	305,080	4,225
	Total Common Stocks—98.7% (cost $478,775)		618,877
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.280% dated 3/29/18, due 4/2/18, repurchase price $11,834, collateralized by U.S. Treasury Inflation Index Bond, 0.625%, due 1/15/26	$11,834	11,834
	Total Repurchase Agreement—1.9% (cost $11,834)		11,834
	Total Investments—100.6% (cost $490,609)		630,711
	Liabilities, plus cash and other assets—(0.6)%		(3,732)
	Net assets—100.0%		$626,979

* = Non-income producing security

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Western Hemisphere—54.7%
	Canada—2.4%
	Brookfield Asset Management, Inc. Class “A” (Capital markets)†	52,993	$2,067
	Suncor Energy, Inc. (Oil, gas & consumable fuels)	76,825	2,653
			4,720
	United States—52.3%
*	ABIOMED, Inc. (Health care equipment & supplies)	4,858	1,414
*	Adobe Systems, Inc. (Software)	18,329	3,960
	Affiliated Managers Group, Inc. (Capital markets)	12,582	2,385
*	Align Technology, Inc. (Health care equipment & supplies)	7,853	1,972
*	Alphabet, Inc. Class “A” (Internet software & services)	4,634	4,806
*	Amazon.com, Inc. (Internet & direct marketing retail)	3,634	5,260
	BlackRock, Inc. (Capital markets)	7,896	4,277
	Carnival Corporation (Hotels, restaurants & leisure)†	38,447	2,521
*	CoStar Group, Inc. (Professional services)	3,846	1,395
	Domino’s Pizza, Inc. (Hotels, restaurants & leisure)	8,604	2,010
	EOG Resources, Inc. (Oil, gas & consumable fuels)	23,013	2,423
	Equifax, Inc. (Professional services)	8,987	1,059
*	Facebook, Inc. Class “A” (Internet software & services)	11,482	1,835
	Fifth Third Bancorp (Banks)	110,035	3,494
	Intercontinental Exchange, Inc. (Capital markets)	40,808	2,959
	JPMorgan Chase & Co. (Banks)	39,428	4,336
	Lam Research Corporation (Semiconductors & semiconductor equipment)	10,439	2,121
	Mastercard, Inc. Class “A” (IT services)	19,374	3,394
*	Netflix, Inc. (Internet & direct marketing retail)	8,063	2,381
	NextEra Energy, Inc. (Electric utilities)	12,541	2,048
	Pioneer Natural Resources Co. (Oil, gas & consumable fuels)	5,936	1,020
	Prologis, Inc. (Equity REIT)	27,454	1,729
	Raytheon Co. (Aerospace & defense)	13,442	2,901
	Roper Technologies, Inc. (Industrial conglomerates)	5,123	1,438
*	salesforce.com, Inc. (Software)	17,984	2,091
	Southwest Airlines Co. (Airlines)	33,465	1,917
	The Boeing Co. (Aerospace & defense)	10,795	3,539
	The Estee Lauder Cos., Inc. Class “A” (Personal products)	20,636	3,090
	The Goldman Sachs Group, Inc. (Capital markets)	11,531	2,904
	The Home Depot, Inc. (Specialty retail)	19,738	3,518
	Thermo Fisher Scientific, Inc. (Life sciences tools & services)	12,553	2,592
*	Ulta Salon Cosmetics & Fragrance, Inc. (Specialty retail)	4,498	919
	Union Pacific Corporation (Road & rail)	21,752	2,924
	UnitedHealth Group, Inc. (Health care providers & services)	18,532	3,966
	Vail Resorts, Inc. (Hotels, restaurants & leisure)	9,326	2,068
	Watsco, Inc. (Trading companies & distributors)	9,981	1,806
*	Weight Watchers International, Inc. (Diversified consumer services)	19,610	1,250
*	Worldpay, Inc. Class “A” (IT services)	39,631	3,259
	Zoetis, Inc. (Pharmaceuticals)	26,900	2,246
			101,227
	Europe—13.0%
	Denmark—2.8%
	Chr Hansen Holding A/S (Chemicals)	11,170	961
	DSV A/S (Road & rail)	18,400	1,440

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe—13.0%—(continued)
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	62,229	$3,056
			5,457
	France—4.6%
	BNP Paribas S.A. (Banks)	36,419	2,696
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	10,267	3,161
	Valeo S.A. (Auto components)	45,229	2,985
			8,842
	Germany—1.2%
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	85,628	2,291
	Ireland—0.5%
	Allegion plc (Building products)†	11,794	1,006
	Netherlands—1.4%
	Royal Dutch Shell plc Class “A” (Oil, gas & consumable fuels)	86,865	2,756
	Sweden—1.1%
	Atlas Copco AB Class “A” (Machinery)	50,267	2,174
	Switzerland—1.4%
	Partners Group Holding AG (Capital markets)	3,624	2,691
	Japan—10.6%
	Daikin Industries, Ltd. (Building products)	26,600	2,911
	FANUC Corporation (Machinery)	10,200	2,547
	Keyence Corporation (Electronic equipment, instruments & components)	5,700	3,509
	Komatsu, Ltd. (Machinery)	90,200	2,971
	MISUMI Group, Inc. (Trading companies & distributors)	34,500	938
	Nihon M&A Center, Inc. (Professional services)	31,400	1,073
	Nissan Chemical Industries, Ltd. (Chemicals)	26,300	1,078
	ORIX Corporation (Diversified financial services)	102,900	1,816
	Shin-Etsu Chemical Co., Ltd. (Chemicals)	23,600	2,412
	Start Today Co., Ltd. (Internet & direct marketing retail)	45,300	1,162
			20,417
	Emerging Asia—8.7%
	China—5.8%
*	Alibaba Group Holding, Ltd.—ADR (Internet software & services)	19,248	3,533
	China Lodging Group, Ltd.—ADR (Hotels, restaurants & leisure)	6,637	874
	Shenzhou International Group Holdings, Ltd. (Textiles, apparel & luxury goods)	98,000	1,032
	Tencent Holdings, Ltd. (Internet software & services)	66,000	3,444
	Yum China Holdings, Inc. (Hotels, restaurants & leisure)	54,722	2,271
			11,154
	India—1.3%
	HDFC Bank, Ltd.—ADR (Banks)	26,331	2,601
	Taiwan—1.6%
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	70,492	3,085

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Asia—7.3%
Australia—3.0%
CSL, Ltd. (Biotechnology)	24,223	$2,893
Macquarie Group, Ltd. (Capital markets)	35,836	2,832
		5,725
Hong Kong—3.2%
AIA Group, Ltd. (Insurance)	416,800	3,526
Galaxy Entertainment Group, Ltd. (Hotels, restaurants & leisure)	301,000	2,733
		6,259
Singapore—1.1%
Broadcom, Ltd. (Semiconductors & semiconductor equipment)†	9,298	2,191
United Kingdom—4.0%
Aptiv plc (Auto components)†	21,664	1,841
BHP Billiton plc (Metals & mining)	134,251	2,643
Compass Group plc (Hotels, restaurants & leisure)	101,656	2,076
Fevertree Drinks plc (Beverages)	33,466	1,236
		7,796
Total Common Stocks—98.3% (cost $135,368)		190,392
Repurchase Agreement
Fixed Income Clearing Corporation, 0.280% dated 3/29/18, due 4/2/18, repurchase price $2,946, collateralized by U.S. Treasury Note, 1.500%, due 8/15/26	$2,946	2,946
Total Repurchase Agreement—1.5% (cost $2,946)		2,946
Total Investments—99.8% (cost $138,314)		193,338
Cash and other assets, less liabilities—0.2%		330
Net assets—100.0%		$193,668

ADR = American Depository Receipt

REIT = Real Estate Investment Trust

† = U.S. listed foreign security

* = Non-income producing security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

At March 31, 2018, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Information Technology	20.8%
Financials	20.3%
Consumer Discretionary	20.0%
Industrials	16.8%
Health Care	9.5%
Energy	4.6%
Materials	3.7%
Consumer Staples	2.3%
Utilities	1.1%
Real Estate	0.9%
Total	100.0%

At March 31, 2018, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

U.S. Dollar	63.4%
Japanese Yen	10.7%
Euro	7.3%
Hong Kong Dollar	5.6%
British Pound Sterling	3.1%
Australian Dollar	3.0%
Danish Krone	2.9%
Swiss Franc	1.4%
Canadian Dollar	1.4%
Swedish Krona	1.2%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe—38.0%
	Belgium—1.7%
	KBC Group N.V. (Banks)	77,228	$6,720
	Denmark—3.1%
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	169,435	8,320
	Orsted A/S (Electric utilities)	63,761	4,125
			12,445
	Finland—1.6%
	Sampo Oyj Class “A” (Insurance)	117,892	6,565
	France—12.1%
	Arkema S.A. (Chemicals)	46,522	6,068
	BNP Paribas S.A. (Banks)	98,293	7,277
	Cie Generale des Etablissements Michelin SCA (Auto components)	32,680	4,821
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	33,229	10,230
	Safran S.A. (Aerospace & defense)	57,111	6,042
	Total S.A. (Oil, gas & consumable fuels)	102,769	5,833
	Valeo S.A. (Auto components)	119,972	7,919
			48,190
	Germany—2.7%
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	261,371	6,992
	Rational AG (Machinery)	5,789	3,640
			10,632
	Ireland—1.7%
	Kingspan Group plc (Building products)	162,417	6,875
	Luxembourg—0.8%
	Tenaris S.A. (Energy equipment & services)	179,222	3,076
	Netherlands—3.5%
	Koninklijke Philips N.V. (Health care equipment & supplies)	173,884	6,668
	Royal Dutch Shell plc Class “A” (Oil, gas & consumable fuels)	228,679	7,255
			13,923
	Spain—1.4%
	Amadeus IT Group S.A. (IT services)	74,069	5,467
	Sweden—3.5%
	Atlas Copco AB Class “A” (Machinery)	178,990	7,743
	Hexagon AB Class “B” (Electronic equipment, instruments & components)	102,065	6,063
			13,806
	Switzerland—5.9%
	Geberit AG (Building products)	11,465	5,066
*	Lonza Group AG (Life sciences tools & services)	28,561	6,728
	Partners Group Holding AG (Capital markets)	8,350	6,201
*	Temenos Group AG (Software)	45,542	5,450
			23,445

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—15.7%
	Daikin Industries, Ltd. (Building products)	72,100	$7,891
	FANUC Corporation (Machinery)	31,500	7,866
	Keyence Corporation (Electronic equipment, instruments & components)	17,200	10,588
	Komatsu, Ltd. (Machinery)	181,400	5,975
	Mitsubishi UFJ Financial Group, Inc. (Banks)	840,000	5,497
	Nippon Prologis REIT, Inc. (Equity REIT)	314	679
	Nitori Holdings Co., Ltd. (Specialty retail)	37,200	6,462
	ORIX Corporation (Diversified financial services)	417,900	7,378
	Shiseido Co., Ltd. (Personal products)	101,100	6,449
	Suzuki Motor Corporation (Automobiles)	67,900	3,639
			62,424
	Emerging Asia—13.6%
	China—10.0%
*	Alibaba Group Holding, Ltd.—ADR (Internet software & services)	57,395	10,534
	China Merchants Bank Co., Ltd. Class “H” (Banks)	1,734,000	7,103
	NetEase, Inc.—ADR (Internet software & services)	16,375	4,592
	Tencent Holdings, Ltd. (Internet software & services)	207,600	10,835
	Yum China Holdings, Inc. (Hotels, restaurants & leisure)	160,100	6,644
			39,708
	India—1.3%
	Housing Development Finance Corporation, Ltd. (Thrifts & mortgage finance)	187,170	5,226
	Taiwan—2.3%
	Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & semiconductor equipment)	1,089,000	9,113
	United Kingdom—10.5%
	BHP Billiton plc (Metals & mining)	398,136	7,840
	Compass Group plc (Hotels, restaurants & leisure)	342,595	6,996
	Experian plc (Professional services)	296,459	6,395
	Ferguson plc (Trading companies & distributors)	65,615	4,929
	London Stock Exchange Group plc (Capital markets)	90,799	5,256
	Micro Focus International plc (Software)	95,353	1,320
	RELX plc (Professional services)	263,599	5,418
	St James’s Place plc (Capital markets)	253,255	3,861
			42,015
	Canada—8.6%
	Brookfield Asset Management, Inc. Class “A” (Capital markets)†	176,634	6,889
	Canadian National Railway Co. (Road & rail)	107,661	7,869
	Constellation Software, Inc. (Software)	10,743	7,289
	Suncor Energy, Inc. (Oil, gas & consumable fuels)	165,466	5,714
	The Toronto-Dominion Bank (Banks)	116,257	6,597
			34,358
	Asia—8.6%
	Australia—4.0%
	CSL, Ltd. (Biotechnology)	70,016	8,360

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Asia—8.6%—(continued)
Macquarie Group, Ltd. (Capital markets)	95,463	$7,545
		15,905
Hong Kong—4.6%
AIA Group, Ltd. (Insurance)	1,289,600	10,911
Galaxy Entertainment Group, Ltd. (Hotels, restaurants & leisure)	810,000	7,353
		18,264
Emerging Europe, Mid-East, Africa—0.8%
South Africa—0.8%
Bid Corporation, Ltd. (Food & staples retailing)	147,307	3,207
Total Common Stocks—95.8% (cost $298,978)		381,364
Repurchase Agreement
Fixed Income Clearing Corporation, 0.280% dated 3/29/18, due 4/2/18, repurchase price $18,261, collateralized by U.S. Treasury Note, 1.500%, due 8/15/26	$18,260	18,260
Total Repurchase Agreement—4.6% (cost $18,260)		18,260
Total Investments—100.4% (cost $317,238)		399,624
Liabilities, plus cash and other assets—(0.4)%		(1,670)
Net assets—100.0%		$397,954

ADR = American Depository Receipt

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

At March 31, 2018, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	24.4%
Information Technology	20.5%
Industrials	19.9%
Consumer Discretionary	14.2%
Health Care	7.9%
Energy	5.7%
Materials	3.6%
Consumer Staples	2.5%
Utilities	1.1%
Real Estate	0.2%
Total	100.0%

At March 31, 2018, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	26.6%
Japanese Yen	16.4%
British Pound Sterling	11.0%
Hong Kong Dollar	9.5%
U.S. Dollar	7.5%
Canadian Dollar	7.2%
Swiss Franc	6.1%
Australian Dollar	4.2%
Swedish Krona	3.6%
Danish Krone	3.3%
New Taiwan Dollar	2.4%
Indian Rupee	1.4%
All Other Currencies	0.8%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Developed Plus Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe—33.6%
	Belgium—1.8%
	UCB S.A. (Pharmaceuticals)	25,255	$2,057
	Denmark—2.0%
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	44,962	2,208
	France—7.7%
	BNP Paribas S.A. (Banks)	25,816	1,911
	Capgemini SE (IT services)	21,455	2,672
	Valeo S.A. (Auto components)	35,991	2,375
	Veolia Environnement S.A. (Multi-utilities)	72,068	1,707
			8,665
	Germany—6.2%
	Covestro AG (Chemicals)	8,092	795
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	65,494	1,752
	MTU Aero Engines AG (Aerospace & defense)	18,485	3,112
	SAP SE (Software)	13,019	1,361
			7,020
	Ireland—1.9%
	Kerry Group plc Class “A” (Food products)	21,033	2,132
	Netherlands—2.8%
	Royal Dutch Shell plc Class “A” (Oil, gas & consumable fuels)	100,820	3,199
	Sweden—6.3%
	Atlas Copco AB Class “A” (Machinery)	69,844	3,021
	Boliden AB (Metals & mining)	51,234	1,795
	Swedbank AB Class “A” (Banks)	102,618	2,298
			7,114
	Switzerland—4.9%
	Geberit AG (Building products)	5,350	2,364
	Partners Group Holding AG (Capital markets)	2,641	1,961
	Straumann Holding AG (Health care equipment & supplies)	1,971	1,241
			5,566
	United Kingdom—21.8%
	AstraZeneca plc (Pharmaceuticals)	35,370	2,430
	Compass Group plc (Hotels, restaurants & leisure)	183,710	3,751
	Diageo plc (Beverages)	102,862	3,481
	Halma plc (Electronic equipment, instruments & components)	108,387	1,793
*	Metro Bank plc (Banks)	26,230	1,293
	Prudential plc (Insurance)	112,469	2,806
	RELX plc (Professional services)	98,112	2,017
	Rio Tinto plc (Metals & mining)	22,445	1,137
	Schroders plc (Capital markets)	63,254	2,833
	Unilever N.V. (Personal products)	55,861	3,153
			24,694
	Japan—18.0%
	Asahi Group Holdings, Ltd. (Beverages)	39,500	2,112

See accompanying Notes to Portfolio of Investments.

International Developed Plus Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—18.0%—(continued)
	Daikin Industries, Ltd. (Building products)	21,018	$2,300
	Harmonic Drive Systems, Inc. (Machinery)	10,900	601
	Keyence Corporation (Electronic equipment, instruments & components)	3,200	1,970
	Komatsu, Ltd. (Machinery)	46,900	1,545
*	M&A Capital Partners Co., Ltd. (Capital markets)	11,736	981
	Nihon M&A Center, Inc. (Professional services)	47,480	1,622
	Nitori Holdings Co., Ltd. (Specialty retail)	12,000	2,085
	Omron Corporation (Electronic equipment, instruments & components)	29,400	1,688
	ORIX Corporation (Diversified financial services)	115,629	2,041
	Seria Co., Ltd. (Multiline retail)	38,900	1,908
	Shimadzu Corporation (Electronic equipment, instruments & components)	33,800	917
	Suruga Bank, Ltd. (Banks)	44,600	619
			20,389
	Canada—11.6%
	Canadian National Railway Co. (Road & rail)†	33,747	2,468
	Canadian Natural Resources, Ltd. (Oil, gas & consumable fuels)	73,542	2,312
	Enerplus Corporation (Oil, gas & consumable fuels)	152,798	1,719
	Lundin Mining Corporation (Metals & mining)	312,344	2,049
	Magna International, Inc. (Auto components)	31,982	1,801
	The Toronto-Dominion Bank (Banks)†	48,661	2,766
			13,115
	Emerging Asia—5.7%
	China—1.0%
*	Alibaba Group Holding, Ltd.—ADR (Internet software & services)	6,131	1,125
	India—1.3%
	HDFC Bank, Ltd.—ADR (Banks)	14,749	1,457
	Taiwan—3.4%
	Largan Precision Co., Ltd. (Electronic equipment, instruments & components)	9,000	1,023
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	64,127	2,806
			3,829
	Asia—4.8%
	Australia—1.7%
	CSL, Ltd. (Biotechnology)	15,923	1,901
	Hong Kong—3.1%
	AIA Group, Ltd. (Insurance)	417,586	3,533
	Emerging Latin America—1.2%
	Peru—1.2%
	Credicorp, Ltd. (Banks)†	5,836	1,325
	Total Common Stocks—96.7% (cost $91,269)		109,329

See accompanying Notes to Portfolio of Investments.

International Developed Plus Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreement
Fixed Income Clearing Corporation, 0.280% dated 3/29/18, due 4/2/18, repurchase price $2,173, collateralized by U.S. Treasury Note, 1.500%, due 8/15/26	$2,173	$2,173
Total Repurchase Agreement—1.9% (cost $2,173)		2,173
Total Investments—98.6% (cost $93,442)		111,502
Cash and other assets, less liabilities—1.4%		1,591
Net assets—100.0%		$113,093

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Developed Plus Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

At March 31, 2018, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	23.6%
Industrials	17.4%
Information Technology	15.6%
Consumer Discretionary	10.9%
Consumer Staples	10.0%
Health Care	9.0%
Energy	6.6%
Materials	5.3%
Utilities	1.6%
Total	100.0%

At March 31, 2018, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	24.0%
British Pound Sterling	19.7%
Japanese Yen	18.7%
U.S. Dollar	10.9%
Canadian Dollar	7.2%
Swedish Krona	6.5%
Swiss Franc	5.1%
Hong Kong Dollar	3.2%
Danish Krone	2.0%
Australian Dollar	1.8%
All Other Currencies	0.9%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Institutional International Developed Plus Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe—33.3%
	Belgium—1.8%
	UCB S.A. (Pharmaceuticals)	4,212	$343
	Denmark—1.9%
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	7,435	365
	France—7.6%
	BNP Paribas S.A. (Banks)	4,269	316
	Capgemini SE (IT services)	3,578	446
	Valeo S.A. (Auto components)	5,951	393
	Veolia Environnement S.A. (Multi-utilities)	11,752	278
			1,433
	Germany—6.1%
	Covestro AG (Chemicals)	1,350	133
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	10,659	285
	MTU Aero Engines AG (Aerospace & defense)	3,057	515
	SAP SE (Software)	2,119	221
			1,154
	Ireland—1.9%
	Kerry Group plc Class “A” (Food products)	3,478	353
	Netherlands—2.8%
	Royal Dutch Shell plc Class “A” (Oil, gas & consumable fuels)	16,671	529
	Sweden—6.3%
	Atlas Copco AB Class “A” (Machinery)	11,648	504
	Boliden AB (Metals & mining)	8,545	299
	Swedbank AB Class “A” (Banks)	16,969	380
			1,183
	Switzerland—4.9%
	Geberit AG (Building products)	885	391
	Partners Group Holding AG (Capital markets)	430	319
	Straumann Holding AG (Health care equipment & supplies)	321	202
			912
	United Kingdom—21.7%
	AstraZeneca plc (Pharmaceuticals)	5,901	405
	Compass Group plc (Hotels, restaurants & leisure)	30,638	626
	Diageo plc (Beverages)	17,155	581
	Halma plc (Electronic equipment, instruments & components)	17,639	292
*	Metro Bank plc (Banks)	4,269	211
	Prudential plc (Insurance)	18,598	464
	RELX plc (Professional services)	16,223	333
	Rio Tinto plc (Metals & mining)	3,653	185
	Schroders plc (Capital markets)	10,549	472
	Unilever N.V. (Personal products)	9,316	526
			4,095
	Japan—17.9%
	Asahi Group Holdings, Ltd. (Beverages)	6,500	348

See accompanying Notes to Portfolio of Investments.

Institutional International Developed Plus Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—17.9%—(continued)
	Daikin Industries, Ltd. (Building products)	3,506	$384
	Harmonic Drive Systems, Inc. (Machinery)	1,800	99
	Keyence Corporation (Electronic equipment, instruments & components)	500	308
	Komatsu, Ltd. (Machinery)	7,800	257
*	M&A Capital Partners Co., Ltd. (Capital markets)	1,969	165
	Nihon M&A Center, Inc. (Professional services)	7,800	266
	Nitori Holdings Co., Ltd. (Specialty retail)	2,000	347
	Omron Corporation (Electronic equipment, instruments & components)	4,900	281
	ORIX Corporation (Diversified financial services)	19,112	337
	Seria Co., Ltd. (Multiline retail)	6,500	319
	Shimadzu Corporation (Electronic equipment, instruments & components)	5,600	152
	Suruga Bank, Ltd. (Banks)	7,400	103
			3,366
	Canada—11.5%
	Canadian National Railway Co. (Road & rail)†	5,580	408
	Canadian Natural Resources, Ltd. (Oil, gas & consumable fuels)	12,161	382
	Enerplus Corporation (Oil, gas & consumable fuels)	24,867	280
	Lundin Mining Corporation (Metals & mining)	52,127	342
	Magna International, Inc. (Auto components)	5,205	293
	The Toronto-Dominion Bank (Banks)†	8,046	458
			2,163
	Emerging Asia—6.0%
	China—1.0%
*	Alibaba Group Holding, Ltd.—ADR (Internet software & services)	1,023	188
	India—1.3%
	HDFC Bank, Ltd.—ADR (Banks)	2,460	243
	Taiwan—3.7%
	Largan Precision Co., Ltd. (Electronic equipment, instruments & components)	2,000	227
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	10,701	468
			695
	Asia—4.8%
	Australia—1.7%
	CSL, Ltd. (Biotechnology)	2,656	317
	Hong Kong—3.1%
	AIA Group, Ltd. (Insurance)	69,071	584
	Emerging Latin America—1.1%
	Peru—1.1%
	Credicorp, Ltd. (Banks)†	950	216
	Total Common Stocks—96.3% (cost $14,814)		18,139

See accompanying Notes to Portfolio of Investments.

Institutional International Developed Plus Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreement
Fixed Income Clearing Corporation, 0.280% dated 3/29/18, due 4/2/18, repurchase price $465, collateralized by U.S. Treasury Note, 1.500%, due 8/15/26	$465	$465
Total Repurchase Agreement—2.5% (cost $465)		465
Total Investments—98.8% (cost $15,279)		18,604
Cash and other assets, less liabilities—1.2%		228
Net assets—100.0%		$18,832

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Institutional International Developed Plus Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

At March 31, 2018, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	23.5%
Industrials	17.4%
Information Technology	15.8%
Consumer Discretionary	10.9%
Consumer Staples	10.0%
Health Care	9.0%
Energy	6.6%
Materials	5.3%
Utilities	1.5%
Total	100.0%

At March 31, 2018, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	23.9%
British Pound Sterling	19.7%
Japanese Yen	18.6%
U.S. Dollar	10.9%
Canadian Dollar	7.2%
Swedish Krona	6.5%
Swiss Franc	5.0%
Hong Kong Dollar	3.2%
Danish Krone	2.0%
Australian Dollar	1.7%
New Taiwan Dollar	1.3%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East—37.1%
	Belgium—1.2%
	KBC Group N.V. (Banks)	423,346	$36,838
	Denmark—3.6%
	DSV A/S (Road & rail)	423,368	33,144
*	Genmab A/S (Biotechnology)	22,325	4,783
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	1,015,814	49,880
	Orsted A/S (Electric utilities)	297,723	19,263
			107,070
	France—11.5%
	Arkema S.A. (Chemicals)	239,555	31,245
	BNP Paribas S.A. (Banks)	443,463	32,832
	Cie Generale des Etablissements Michelin SCA (Auto components)	164,853	24,321
	Cie Plastic Omnium S.A. (Auto components)	96,247	4,607
	Dassault Systemes S.A. (Software)	170,273	23,130
	Hermes International (Textiles, apparel & luxury goods)	29,156	17,274
	Ipsen S.A. (Pharmaceuticals)	55,338	8,590
	Kering S.A. (Textiles, apparel & luxury goods)	77,725	37,184
	Nexity S.A. (Real estate management & development)	65,395	4,188
	Orpea (Health care providers & services)	71,326	9,061
	Rubis SCA (Gas utilities)	92,749	6,693
	Thales S.A. (Aerospace & defense)	220,044	26,788
	Total S.A. (Oil, gas & consumable fuels)	1,054,109	59,832
	Valeo S.A. (Auto components)	351,519	23,201
	Vinci S.A. (Construction & engineering)	365,458	35,929
			344,875
	Germany—5.4%
	Adidas AG (Textiles, apparel & luxury goods)	133,117	32,210
	Carl Zeiss Meditec AG (Health care equipment & supplies)	78,206	4,990
	Covestro AG (Chemicals)	180,760	17,762
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	1,061,233	28,388
	KION Group AG (Machinery)	82,240	7,664
	MTU Aero Engines AG (Aerospace & defense)	143,678	24,185
	Vonovia SE (Real estate management & development)	652,512	32,316
	Washtec AG (Machinery)	24,839	2,366
	Wirecard AG (IT services)	96,008	11,331
			161,212
	Ireland—1.2%
*	ICON plc (Life sciences tools & services)†	82,365	9,731
	Kerry Group plc Class “A” (Food products)	45,687	4,632
	Kingspan Group plc (Building products)	119,450	5,056
	Smurfit Kappa Group plc (Containers & packaging)	437,540	17,723
			37,142
	Israel—0.3%
	Frutarom Industries, Ltd. (Chemicals)	52,106	4,770
*	Wix.com, Ltd. (Internet software & services)†	54,454	4,332
			9,102

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—37.1%—(continued)
	Italy—2.3%
	Anima Holding SpA (Capital markets)	580,544	$3,936
	Banca Generali SpA (Capital markets)	364,420	11,748
	Brembo SpA (Auto components)	292,482	4,513
	Ferrari N.V. (Automobiles)	126,697	15,206
	FinecoBank Banca Fineco SpA (Banks)	871,300	10,472
	Interpump Group SpA (Machinery)	157,266	5,314
	Moncler SpA (Textiles, apparel & luxury goods)	176,066	6,694
	Recordati SpA (Pharmaceuticals)	190,132	7,014
	Technogym SpA (Leisure products)	255,042	3,012
			67,909
	Luxembourg—0.9%
	Eurofins Scientific SE (Life sciences tools & services)	23,222	12,258
	Tenaris S.A. (Energy equipment & services)	921,560	15,818
			28,076
	Netherlands—1.7%
	ASML Holding N.V. (Semiconductors & semiconductor equipment)	101,442	19,990
	Euronext N.V. (Capital markets)	61,660	4,507
	Wolters Kluwer N.V. (Professional services)	483,364	25,687
			50,184
	Norway—0.4%
	Norsk Hydro ASA (Metals & mining)	2,012,215	11,795
	Spain—1.7%
	Amadeus IT Group S.A. (IT services)	406,248	29,982
	Bankinter S.A. (Banks)	1,799,250	18,499
	Prosegur Cia de Seguridad S.A. (Commercial services & supplies)	503,047	3,863
			52,344
	Sweden—2.8%
	Alfa Laval AB (Machinery)	242,123	5,717
	Atlas Copco AB Class “A” (Machinery)	686,433	29,694
	Boliden AB (Metals & mining)	471,081	16,502
	Fabege AB (Real estate management & development)	206,102	4,463
	Hexagon AB Class “B” (Electronic equipment, instruments & components)	349,445	20,758
	Husqvarna AB Class “B” (Household durables)	423,397	4,081
	Intrum Justitia AB (Commercial services & supplies)	159,405	4,519
			85,734
	Switzerland—4.1%
	Belimo Holding AG (Building products)	646	2,612
*	Cembra Money Bank AG (Consumer finance)	48,287	4,283
*	dormakaba Holding AG (Building products)	4,787	3,743
*	Glencore plc (Metals & mining)	6,633,596	32,928
	Logitech International S.A. (Technology hardware, storage & peripherals)	223,074	8,158
*	Lonza Group AG (Life sciences tools & services)	138,005	32,509
	Partners Group Holding AG (Capital markets)	40,613	30,162
	Straumann Holding AG (Health care equipment & supplies)	12,893	8,119
			122,514

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—19.2%
	China—9.7%
*	3SBio, Inc. (Biotechnology)	2,416,500	$5,444
*	Alibaba Group Holding, Ltd.—ADR (Internet software & services)	249,787	45,846
	Anhui Conch Cement Co., Ltd. Class “H” (Construction materials)	1,801,000	9,810
	China Lodging Group, Ltd.—ADR (Hotels, restaurants & leisure)	37,438	4,931
	China Mengniu Dairy Co., Ltd. (Food products)	5,007,000	17,162
	China Overseas Land & Investment, Ltd. (Real estate management & development)	5,050,000	17,534
	CSPC Pharmaceutical Group, Ltd. (Pharmaceuticals)	4,756,000	12,635
	Industrial and Commercial Bank of China, Ltd. Class “H” (Banks)	48,167,000	41,304
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	5,198,500	52,858
*	SINA Corporation (Internet software & services)†	64,520	6,728
	Tencent Holdings, Ltd. (Internet software & services)	1,055,800	55,103
	Tingyi Cayman Islands Holding Corporation (Food products)	3,062,000	6,352
*	Weibo Corporation—ADR (Internet software & services)	70,773	8,460
*	Wuxi Biologics Cayman, Inc. (Life sciences tools & services)	692,000	6,653
			290,820
	India—4.1%
	Adani Ports & Special Economic Zone, Ltd. (Transportation infrastructure)	686,976	3,750
	Bharat Electronics, Ltd. (Aerospace & defense)	1,602,289	3,480
	Britannia Industries, Ltd. (Food products)	95,374	7,269
	HDFC Bank, Ltd. (Banks)	633,307	18,352
	Hindustan Zinc, Ltd. (Metals & mining)	894,551	4,120
	Indiabulls Housing Finance, Ltd. (Thrifts & mortgage finance)	269,401	5,115
	IndusInd Bank, Ltd. (Banks)	359,541	9,923
	Infosys, Ltd. (IT services)	1,201,249	20,996
*	MakeMyTrip, Ltd. (Internet & direct marketing retail)†	119,749	4,155
	Maruti Suzuki India, Ltd. (Automobiles)	155,597	21,123
	Motherson Sumi Systems, Ltd. (Auto components)	1,079,149	5,144
	Voltas, Ltd. (Construction & engineering)	822,600	7,820
	Yes Bank, Ltd. (Banks)	2,318,489	10,879
			122,126
	Indonesia—1.1%
	PT Bank Central Asia Tbk (Banks)	19,306,200	32,674
	South Korea—2.0%
*	Hugel, Inc. (Biotechnology)	7,570	4,233
	Samsung Electronics Co., Ltd. (Technology hardware, storage & peripherals)	19,770	45,479
	Samsung SDI Co., Ltd. (Electronic equipment, instruments & components)	54,506	9,767
			59,479
	Taiwan—2.1%
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	1,530,000	17,369
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	1,062,783	46,507
			63,876
	Thailand—0.2%
	PTT Global Chemical PCL (Chemicals)	2,463,300	7,464
	Japan—18.7%
	Asahi Group Holdings, Ltd. (Beverages)	644,500	34,465

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—18.7%—(continued)
	Asahi Intecc Co., Ltd. (Health care equipment & supplies)	222,900	$8,892
	Asahi Kasei Corporation (Chemicals)	1,935,400	25,437
	Daikin Industries, Ltd. (Building products)	324,300	35,491
	FANUC Corporation (Machinery)	143,300	35,783
	Hoshizaki Corporation (Machinery)	45,500	4,011
	Izumi Co., Ltd. (Multiline retail)	70,100	4,691
	Japan Lifeline Co., Ltd. (Health care providers & services)	139,200	3,921
	Keyence Corporation (Electronic equipment, instruments & components)	65,000	40,012
	Koito Manufacturing Co., Ltd. (Auto components)	242,500	16,705
	Komatsu, Ltd. (Machinery)	987,000	32,512
	Kose Corporation (Personal products)	60,600	12,581
	MinebeaMitsumi, Inc. (Machinery)	275,600	5,810
	MISUMI Group, Inc. (Trading companies & distributors)	382,500	10,407
	Mitsubishi UFJ Financial Group, Inc. (Banks)	5,045,900	33,020
	Nabtesco Corporation (Machinery)	137,800	5,277
	Nichias Corporation (Building products)	351,000	4,404
	Nihon M&A Center, Inc. (Professional services)	333,800	11,403
	Nintendo Co., Ltd. (Software)	90,200	39,554
	Nitori Holdings Co., Ltd. (Specialty retail)	100,300	17,424
	Nomura Research Institute, Ltd. (IT services)	173,400	8,075
	Omron Corporation (Electronic equipment, instruments & components)	198,200	11,381
	Otsuka Corporation (IT services)	241,400	12,160
	Pola Orbis Holdings, Inc. (Personal products)	284,300	11,743
*	Renesas Electronics Corporation (Semiconductors & semiconductor equipment)	608,600	6,011
	Sankyu, Inc. (Road & rail)	105,420	5,191
	Shimadzu Corporation (Electronic equipment, instruments & components)	358,800	9,732
	Shiseido Co., Ltd. (Personal products)	377,000	24,050
	Sony Corporation (Household durables)	512,900	24,632
	Start Today Co., Ltd. (Internet & direct marketing retail)	184,300	4,727
	Suruga Bank, Ltd. (Banks)	204,300	2,834
	Taisei Corporation (Construction & engineering)	148,400	7,503
	TechnoPro Holdings, Inc. (Professional services)	153,900	9,184
	TIS, Inc. (IT services)	211,200	8,317
	Topcon Corporation (Electronic equipment, instruments & components)	283,800	5,476
	Toray Industries, Inc. (Chemicals)	1,270,500	11,952
	Tsuruha Holdings, Inc. (Food & staples retailing)	40,000	5,710
	Ulvac, Inc. (Semiconductors & semiconductor equipment)	132,600	7,340
	Zenkoku Hosho Co., Ltd. (Diversified financial services)	135,400	5,892
			563,710
	United Kingdom—9.8%
	3i Group plc (Capital markets)	1,451,721	17,496
	Abcam plc (Biotechnology)	279,812	4,864
	Ashtead Group plc (Trading companies & distributors)	547,667	14,906
	Beazley plc (Insurance)	630,132	5,066
	Carnival plc (Hotels, restaurants & leisure)	285,393	18,339
	Close Brothers Group plc (Capital markets)	192,565	3,877
	Compass Group plc (Hotels, restaurants & leisure)	1,685,334	34,416
	Croda International plc (Chemicals)	246,827	15,819
	Dechra Pharmaceuticals plc (Pharmaceuticals)	173,787	6,408
	Diageo plc (Beverages)	842,369	28,506
	easyJet plc (Airlines)	224,667	5,057
	Fevertree Drinks plc (Beverages)	188,376	6,956
	Greggs plc (Hotels, restaurants & leisure)	275,275	4,746

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—9.8%—(continued)
	Halma plc (Electronic equipment, instruments & components)	295,042	$4,880
	Hiscox, Ltd. (Insurance)	594,249	12,139
	Intermediate Capital Group plc (Capital markets)	552,473	7,612
	Intertek Group plc (Professional services)	190,575	12,460
	Jupiter Fund Management plc (Capital markets)	837,667	5,542
	Kindred Group plc (Hotels, restaurants & leisure)	562,695	7,693
	Melrose Industries plc (Electrical equipment)	2,535,395	8,217
*	Metro Bank plc (Banks)	91,161	4,494
	Micro Focus International plc (Software)	267,460	3,703
	Renishaw plc (Electronic equipment, instruments & components)	83,694	5,291
	Rentokil Initial plc (Commercial services & supplies)	2,418,705	9,220
	Segro plc (Equity REIT)	1,361,204	11,482
	Spirax-Sarco Engineering plc (Machinery)	114,940	9,281
	Synthomer plc (Chemicals)	601,920	4,050
	Victrex plc (Chemicals)	263,954	9,510
	WH Smith plc (Specialty retail)	426,618	11,660
			293,690
	Canada—4.0%
	Constellation Software, Inc. (Software)	19,199	13,027
	Dollarama, Inc. (Multiline retail)	109,314	13,285
	Finning International, Inc. (Trading companies & distributors)	167,234	4,033
*	Shopify, Inc. Class “A” (Internet software & services)†	109,743	13,673
	Suncor Energy, Inc. (Oil, gas & consumable fuels)	1,136,083	39,232
	The Toronto-Dominion Bank (Banks)	681,374	38,666
			121,916
	Asia—3.2%
	Australia—0.4%
	Aristocrat Leisure, Ltd. (Hotels, restaurants & leisure)	574,659	10,619
	Hong Kong—2.8%
	AIA Group, Ltd. (Insurance)	5,434,200	45,977
*	China High Precision Automation Group, Ltd. (Electronic equipment, instruments & components)**§	6,597,000	—
	Galaxy Entertainment Group, Ltd. (Hotels, restaurants & leisure)	4,192,000	38,057
			84,034
	Singapore—0.0%
	Venture Corporation, Ltd. (Electronic equipment, instruments & components)	68,100	1,460
	Emerging Europe, Mid-East, Africa—2.7%
	Georgia—0.2%
	BGEO Group plc (Banks)	96,011	4,790
	Hungary—0.3%
	MOL Hungarian Oil & Gas plc (Oil, gas & consumable fuels)	807,293	8,816
	Russia—0.6%
	Globaltrans Investment plc—GDR (Road & rail)	290,557	3,446

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—2.7%—(continued)
*	Yandex N.V. Class “A” (Internet software & services)†	362,138	$14,286
			17,732
	South Africa—1.6%
	Bid Corporation, Ltd. (Food & staples retailing)	221,865	4,830
	Bidvest Group, Ltd. (Industrial conglomerates)	221,865	4,200
	FirstRand, Ltd. (Diversified financial services)	3,678,084	20,785
	Mr. Price Group, Ltd. (Specialty retail)	459,226	11,055
	RMB Holdings, Ltd. (Diversified financial services)	1,388,701	9,050
			49,920
	Emerging Latin America—2.0%
	Argentina—0.2%
	Grupo Financiero Galicia S.A.—ADR (Banks)	79,777	5,246
	Brazil—0.4%
	BB Seguridade Participacoes S.A. (Insurance)	217,100	1,925
	M Dias Branco S.A. (Food products)	342,200	5,287
	Via Varejo S.A. (Specialty retail)	645,300	5,926
			13,138
	Mexico—0.4%
	Arca Continental S.A.B. de C.V. (Beverages)	1,158,030	8,008
	Infraestructura Energetica Nova S.A.B. de C.V. (Gas utilities)	763,300	3,725
			11,733
	Peru—1.0%
	Credicorp, Ltd. (Banks)†	134,077	30,441
	Total Common Stocks—96.7% (cost $2,310,809)		2,908,479
	Preferred Stocks
	Brazil—1.7%
	Itau Unibanco Holding S.A. (Banks)	3,283,940	51,038
	Germany—0.2%
	Fuchs Petrolub SE (Chemicals)	104,035	5,645
	Total Preferred Stocks—1.9% (cost $46,005)		56,683
	Rights
	Italy—0.0%
*	Anima Holding SpA (Capital markets)	580,544	221
	Total Rights—0.0% (cost $0)		221

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreement
Fixed Income Clearing Corporation, 0.280% dated 3/29/18, due 4/2/18, repurchase price $34,965, collateralized by U.S. Treasury Note, 1.500%, due 8/15/26	$34,964	$34,964
Total Repurchase Agreement—1.1% (cost $34,964)		34,964
Total Investments—99.7% (cost $2,391,778)		3,000,347
Cash and other assets, less liabilities—0.3%		8,346
Net assets—100.0%		$3,008,693

ADR = American Depository Receipt

GDR = Global Depository Receipt

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

** = Fair valued pursuant to Valuation Procedures approved by the Board of Trustees. This holding represents 0.00% of the Fund’s net assets at March 31, 2018.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 0.00% of the Fund’s net assets at March 31, 2018.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

At March 31, 2018, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	21.3%
Information Technology	20.4%
Industrials	15.8%
Consumer Discretionary	14.6%
Materials	7.6%
Health Care	6.7%
Consumer Staples	6.0%
Energy	4.2%
Real Estate	2.4%
Utilities	1.0%
Total	100.0%

At March 31, 2018, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	26.1%
Japanese Yen	19.0%
British Pound Sterling	10.9%
Hong Kong Dollar	10.4%
U.S. Dollar	6.7%
Indian Rupee	4.0%
Canadian Dollar	3.6%
Danish Krone	3.6%
Swedish Krona	3.2%
Swiss Franc	3.0%
Brazilian Real	2.2%
South Korean Won	2.0%
South African Rand	1.7%
Indonesian Rupiah	1.1%
All Other Currencies	2.5%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East—36.9%
	Belgium—1.2%
	KBC Group N.V. (Banks)	328,308	$28,568
	Denmark—3.5%
	DSV A/S (Road & rail)	328,324	25,703
*	Genmab A/S (Biotechnology)	17,313	3,709
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	787,772	38,682
	Orsted A/S (Electric utilities)	230,886	14,939
			83,033
	France—11.4%
	Arkema S.A. (Chemicals)	185,777	24,231
	BNP Paribas S.A. (Banks)	343,909	25,462
	Cie Generale des Etablissements Michelin SCA (Auto components)	127,844	18,861
	Cie Plastic Omnium S.A. (Auto components)	74,429	3,563
	Dassault Systemes S.A. (Software)	131,232	17,827
	Hermes International (Textiles, apparel & luxury goods)	22,611	13,396
	Ipsen S.A. (Pharmaceuticals)	42,771	6,639
	Kering S.A. (Textiles, apparel & luxury goods)	60,276	28,836
	Nexity S.A. (Real estate management & development)	50,714	3,248
	Orpea (Health care providers & services)	55,314	7,027
	Rubis SCA (Gas utilities)	71,927	5,191
	Thales S.A. (Aerospace & defense)	170,645	20,774
	Total S.A. (Oil, gas & consumable fuels)	817,469	46,400
	Valeo S.A. (Auto components)	272,606	17,992
	Vinci S.A. (Construction & engineering)	283,416	27,863
			267,310
	Germany—5.4%
	Adidas AG (Textiles, apparel & luxury goods)	103,233	24,979
	Carl Zeiss Meditec AG (Health care equipment & supplies)	60,650	3,869
	Covestro AG (Chemicals)	140,181	13,775
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	822,994	22,015
	KION Group AG (Machinery)	63,778	5,944
	MTU Aero Engines AG (Aerospace & defense)	111,423	18,755
	Vonovia SE (Real estate management & development)	506,028	25,061
	Washtec AG (Machinery)	19,263	1,835
	Wirecard AG (IT services)	74,455	8,788
			125,021
	Ireland—1.2%
*	ICON plc (Life sciences tools & services)†	63,875	7,546
	Kerry Group plc Class “A” (Food products)	34,785	3,527
	Kingspan Group plc (Building products)	92,634	3,921
	Smurfit Kappa Group plc (Containers & packaging)	339,316	13,744
			28,738
	Israel—0.3%
	Frutarom Industries, Ltd. (Chemicals)	40,408	3,699
*	Wix.com, Ltd. (Internet software & services)†	42,230	3,360
			7,059

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—36.9%—(continued)
	Italy—2.3%
	Anima Holding SpA (Capital markets)	450,216	$3,052
	Banca Generali SpA (Capital markets)	282,610	9,111
	Brembo SpA (Auto components)	226,822	3,500
	Ferrari N.V. (Automobiles)	98,254	11,792
	FinecoBank Banca Fineco SpA (Banks)	675,699	8,121
	Interpump Group SpA (Machinery)	122,092	4,125
	Moncler SpA (Textiles, apparel & luxury goods)	136,730	5,199
	Recordati SpA (Pharmaceuticals)	147,449	5,439
	Technogym SpA (Leisure products)	198,931	2,350
			52,689
	Luxembourg—0.9%
	Eurofins Scientific SE (Life sciences tools & services)	18,009	9,507
	Tenaris S.A. (Energy equipment & services)	714,676	12,267
			21,774
	Netherlands—1.7%
	ASML Holding N.V. (Semiconductors & semiconductor equipment)	78,443	15,458
	Euronext N.V. (Capital markets)	47,818	3,495
	Wolters Kluwer N.V. (Professional services)	374,853	19,921
			38,874
	Norway—0.4%
	Norsk Hydro ASA (Metals & mining)	1,560,488	9,147
	Spain—1.7%
	Amadeus IT Group S.A. (IT services)	315,048	23,251
	Bankinter S.A. (Banks)	1,395,332	14,346
	Prosegur Cia de Seguridad S.A. (Commercial services & supplies)	390,117	2,996
			40,593
	Sweden—2.8%
	Alfa Laval AB (Machinery)	188,323	4,446
	Atlas Copco AB Class “A” (Machinery)	532,334	23,028
	Boliden AB (Metals & mining)	365,327	12,798
	Fabege AB (Real estate management & development)	159,834	3,461
	Hexagon AB Class “B” (Electronic equipment, instruments & components)	270,997	16,098
	Husqvarna AB Class “B” (Household durables)	328,348	3,165
	Intrum Justitia AB (Commercial services & supplies)	123,620	3,504
			66,500
	Switzerland—4.1%
	Belimo Holding AG (Building products)	500	2,022
*	Cembra Money Bank AG (Consumer finance)	37,447	3,322
*	dormakaba Holding AG (Building products)	3,712	2,902
*	Glencore plc (Metals & mining)	5,144,404	25,536
	Logitech International S.A. (Technology hardware, storage & peripherals)	172,996	6,326
*	Lonza Group AG (Life sciences tools & services)	107,024	25,211
	Partners Group Holding AG (Capital markets)	31,496	23,391
	Straumann Holding AG (Health care equipment & supplies)	9,998	6,296
			95,006

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—19.1%
	China—9.6%
*	3SBio, Inc. (Biotechnology)	1,874,000	$4,222
*	Alibaba Group Holding, Ltd.—ADR (Internet software & services)	193,711	35,554
	Anhui Conch Cement Co., Ltd. Class “H” (Construction materials)	1,396,500	7,607
	China Lodging Group, Ltd.—ADR (Hotels, restaurants & leisure)	29,034	3,824
	China Mengniu Dairy Co., Ltd. (Food products)	3,883,000	13,309
	China Overseas Land & Investment, Ltd. (Real estate management & development)	3,916,000	13,597
	CSPC Pharmaceutical Group, Ltd. (Pharmaceuticals)	3,690,000	9,803
	Industrial and Commercial Bank of China, Ltd. Class “H” (Banks)	37,354,000	32,032
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	4,031,500	40,992
*	SINA Corporation (Internet software & services)†	50,036	5,217
	Tencent Holdings, Ltd. (Internet software & services)	818,800	42,734
	Tingyi Cayman Islands Holding Corporation (Food products)	2,370,000	4,916
*	Weibo Corporation—ADR (Internet software & services)	54,728	6,542
*	Wuxi Biologics Cayman, Inc. (Life sciences tools & services)	535,500	5,148
			225,497
	India—4.1%
	Adani Ports & Special Economic Zone, Ltd. (Transportation infrastructure)	532,755	2,908
	Bharat Electronics, Ltd. (Aerospace & defense)	1,242,587	2,699
	Britannia Industries, Ltd. (Food products)	74,071	5,645
	HDFC Bank, Ltd. (Banks)	491,135	14,232
	Hindustan Zinc, Ltd. (Metals & mining)	693,731	3,195
	Indiabulls Housing Finance, Ltd. (Thrifts & mortgage finance)	208,923	3,967
	IndusInd Bank, Ltd. (Banks)	278,826	7,695
	Infosys, Ltd. (IT services)	931,513	16,282
*	MakeMyTrip, Ltd. (Internet & direct marketing retail)†	92,866	3,223
	Maruti Suzuki India, Ltd. (Automobiles)	120,667	16,381
	Motherson Sumi Systems, Ltd. (Auto components)	836,888	3,989
	Voltas, Ltd. (Construction & engineering)	637,932	6,064
	Yes Bank, Ltd. (Banks)	1,798,006	8,437
			94,717
	Indonesia—1.1%
	PT Bank Central Asia Tbk (Banks)	14,972,100	25,339
	South Korea—2.0%
*	Hugel, Inc. (Biotechnology)	5,871	3,283
	Samsung Electronics Co., Ltd. (Technology hardware, storage & peripherals)	15,332	35,270
	Samsung SDI Co., Ltd. (Electronic equipment, instruments & components)	42,270	7,574
			46,127
	Taiwan—2.1%
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	1,187,000	13,475
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	824,196	36,067
			49,542
	Thailand—0.2%
	PTT Global Chemical PCL (Chemicals)	1,910,300	5,788
	Japan—18.7%
	Asahi Group Holdings, Ltd. (Beverages)	499,800	26,727

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—18.7%—(continued)
	Asahi Intecc Co., Ltd. (Health care equipment & supplies)	172,900	$6,898
	Asahi Kasei Corporation (Chemicals)	1,500,900	19,727
	Daikin Industries, Ltd. (Building products)	251,500	27,524
	FANUC Corporation (Machinery)	111,100	27,742
	Hoshizaki Corporation (Machinery)	35,200	3,103
	Izumi Co., Ltd. (Multiline retail)	54,400	3,640
	Japan Lifeline Co., Ltd. (Health care providers & services)	107,900	3,039
	Keyence Corporation (Electronic equipment, instruments & components)	50,400	31,025
	Koito Manufacturing Co., Ltd. (Auto components)	187,400	12,910
	Komatsu, Ltd. (Machinery)	765,400	25,212
	Kose Corporation (Personal products)	47,000	9,757
	MinebeaMitsumi, Inc. (Machinery)	213,800	4,507
	MISUMI Group, Inc. (Trading companies & distributors)	296,600	8,070
	Mitsubishi UFJ Financial Group, Inc. (Banks)	3,913,100	25,607
	Nabtesco Corporation (Machinery)	106,900	4,094
	Nichias Corporation (Building products)	272,000	3,413
	Nihon M&A Center, Inc. (Professional services)	257,400	8,793
	Nintendo Co., Ltd. (Software)	70,000	30,696
	Nitori Holdings Co., Ltd. (Specialty retail)	77,800	13,516
	Nomura Research Institute, Ltd. (IT services)	134,500	6,263
	Omron Corporation (Electronic equipment, instruments & components)	153,700	8,826
	Otsuka Corporation (IT services)	186,400	9,390
	Pola Orbis Holdings, Inc. (Personal products)	220,500	9,108
*	Renesas Electronics Corporation (Semiconductors & semiconductor equipment)	472,000	4,662
	Sankyu, Inc. (Road & rail)	81,760	4,026
	Shimadzu Corporation (Electronic equipment, instruments & components)	278,300	7,548
	Shiseido Co., Ltd. (Personal products)	292,400	18,653
	Sony Corporation (Household durables)	397,800	19,104
	Start Today Co., Ltd. (Internet & direct marketing retail)	142,900	3,665
	Suruga Bank, Ltd. (Banks)	155,600	2,158
	Taisei Corporation (Construction & engineering)	115,100	5,820
	TechnoPro Holdings, Inc. (Professional services)	119,300	7,119
	TIS, Inc. (IT services)	164,000	6,458
	Topcon Corporation (Electronic equipment, instruments & components)	220,100	4,247
	Toray Industries, Inc. (Chemicals)	985,300	9,269
	Tsuruha Holdings, Inc. (Food & staples retailing)	31,000	4,425
	Ulvac, Inc. (Semiconductors & semiconductor equipment)	102,900	5,696
	Zenkoku Hosho Co., Ltd. (Diversified financial services)	105,000	4,569
			437,006
	United Kingdom—9.7%
	3i Group plc (Capital markets)	1,125,821	13,568
	Abcam plc (Biotechnology)	216,996	3,772
	Ashtead Group plc (Trading companies & distributors)	424,720	11,560
	Beazley plc (Insurance)	488,672	3,928
	Carnival plc (Hotels, restaurants & leisure)	221,324	14,222
	Close Brothers Group plc (Capital markets)	149,336	3,007
	Compass Group plc (Hotels, restaurants & leisure)	1,306,989	26,690
	Croda International plc (Chemicals)	191,829	12,294
	Dechra Pharmaceuticals plc (Pharmaceuticals)	134,773	4,969
	Diageo plc (Beverages)	653,264	22,107
	easyJet plc (Airlines)	174,231	3,922
	Fevertree Drinks plc (Beverages)	146,087	5,395
	Greggs plc (Hotels, restaurants & leisure)	213,478	3,681

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—9.7%—(continued)
	Halma plc (Electronic equipment, instruments & components)	228,808	$3,785
	Hiscox, Ltd. (Insurance)	460,845	9,414
	Intermediate Capital Group plc (Capital markets)	428,447	5,903
	Intertek Group plc (Professional services)	147,793	9,663
	Jupiter Fund Management plc (Capital markets)	649,617	4,298
	Kindred Group plc (Hotels, restaurants & leisure)	437,033	5,975
	Melrose Industries plc (Electrical equipment)	1,983,871	6,430
*	Metro Bank plc (Banks)	70,696	3,485
	Micro Focus International plc (Software)	203,643	2,819
	Renishaw plc (Electronic equipment, instruments & components)	64,906	4,103
	Rentokil Initial plc (Commercial services & supplies)	1,875,724	7,150
	Segro plc (Equity REIT)	1,055,624	8,904
	Spirax-Sarco Engineering plc (Machinery)	89,137	7,197
	Synthomer plc (Chemicals)	466,793	3,141
	Victrex plc (Chemicals)	204,698	7,375
	WH Smith plc (Specialty retail)	330,846	9,042
			227,799
	Canada—4.0%
	Constellation Software, Inc. (Software)	14,889	10,102
	Dollarama, Inc. (Multiline retail)	84,774	10,303
	Finning International, Inc. (Trading companies & distributors)	129,691	3,128
*	Shopify, Inc. Class “A” (Internet software & services)†	85,107	10,603
	Suncor Energy, Inc. (Oil, gas & consumable fuels)	881,041	30,425
	The Toronto-Dominion Bank (Banks)	528,411	29,986
			94,547
	Asia—3.2%
	Australia—0.4%
	Aristocrat Leisure, Ltd. (Hotels, restaurants & leisure)	445,652	8,235
	Hong Kong—2.8%
	AIA Group, Ltd. (Insurance)	4,213,063	35,645
*	China High Precision Automation Group, Ltd. (Electronic equipment, instruments & components)**§	3,373,000	—
	Galaxy Entertainment Group, Ltd. (Hotels, restaurants & leisure)	3,251,000	29,515
			65,160
	Singapore—0.0%
	Venture Corporation, Ltd. (Electronic equipment, instruments & components)	52,900	1,134
	Emerging Europe, Mid-East, Africa—2.8%
	Georgia—0.2%
	BGEO Group plc (Banks)	74,457	3,715
	Hungary—0.3%
	MOL Hungarian Oil & Gas plc (Oil, gas & consumable fuels)	626,062	6,837
	Russia—0.6%
	Globaltrans Investment plc—GDR (Road & rail)	225,329	2,672

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—2.8%—(continued)
*	Yandex N.V. Class “A” (Internet software & services)†	282,661	$11,151
			13,823
	South Africa—1.7%
	Bid Corporation, Ltd. (Food & staples retailing)	172,058	3,746
	Bidvest Group, Ltd. (Industrial conglomerates)	172,058	3,257
	FirstRand, Ltd. (Diversified financial services)	2,852,382	16,119
	Mr. Price Group, Ltd. (Specialty retail)	356,133	8,573
	RMB Holdings, Ltd. (Diversified financial services)	1,076,948	7,018
			38,713
	Emerging Latin America—2.0%
	Argentina—0.2%
	Grupo Financiero Galicia S.A.—ADR (Banks)	61,868	4,068
	Brazil—0.4%
	BB Seguridade Participacoes S.A. (Insurance)	168,600	1,495
	M Dias Branco S.A. (Food products)	265,400	4,101
	Via Varejo S.A. (Specialty retail)	500,400	4,595
			10,191
	Mexico—0.4%
	Arca Continental S.A.B. de C.V. (Beverages)	898,061	6,211
	Infraestructura Energetica Nova S.A.B. de C.V. (Gas utilities)	591,900	2,888
			9,099
	Peru—1.0%
	Credicorp, Ltd. (Banks)†	103,978	23,607
	Total Common Stocks—96.4% (cost $1,809,391)		2,255,256
	Preferred Stocks
	Brazil—1.7%
	Itau Unibanco Holding S.A. (Banks)	2,546,700	39,580
	Germany—0.2%
	Fuchs Petrolub SE (Chemicals)	80,680	4,378
	Total Preferred Stocks—1.9% (cost $35,854)		43,958
	Rights
	Italy—0.0%
*	Anima Holding SpA (Capital markets)	444,884	170
	Total Rights—0.0% (cost $0)		170

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreement
Fixed Income Clearing Corporation, 0.280% dated 3/29/18, due 4/2/18, repurchase price $33,121, collateralized by U.S. Treasury Note, 1.500%, due 8/15/26	$33,120	$33,120
Total Repurchase Agreement—1.4% (cost $33,120)		33,120
Total Investments—99.7% (cost $1,878,365)		2,332,504
Cash and other assets, less liabilities—0.3%		6,945
Net assets—100.0%		$2,339,449

ADR = American Depository Receipt

GDR = Global Depository Receipt

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

** = Fair valued pursuant to Valuation Procedures approved by the Board of Trustees. This holding represents 0.00% of the Fund’s net assets at March 31, 2018.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 0.00% of the Fund’s net assets at March 31, 2018.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

At March 31, 2018, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	21.2%
Information Technology	20.5%
Industrials	15.8%
Consumer Discretionary	14.6%
Materials	7.6%
Health Care	6.7%
Consumer Staples	6.0%
Energy	4.2%
Real Estate	2.4%
Utilities	1.0%
Total	100.0%

At March 31, 2018, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	26.1%
Japanese Yen	19.0%
British Pound Sterling	10.9%
Hong Kong Dollar	10.4%
U.S. Dollar	6.7%
Indian Rupee	4.0%
Canadian Dollar	3.6%
Danish Krone	3.6%
Swedish Krona	3.2%
Swiss Franc	3.0%
Brazilian Real	2.2%
South Korean Won	2.0%
South African Rand	1.7%
Indonesian Rupiah	1.1%
All Other Currencies	2.5%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East—27.5%
	Belgium—1.2%
	Melexis N.V. (Semiconductors & semiconductor equipment)	70,472	$7,024
	Denmark—1.0%
	Royal Unibrew A/S (Beverages)	94,444	6,238
	France—2.7%
	Nexity S.A. (Real estate management & development)	57,720	3,697
	Rubis SCA (Gas utilities)	115,691	8,349
*	Worldline S.A. (IT services)	93,317	4,737
			16,783
	Germany—3.8%
	AURELIUS Equity Opportunities SE & Co KGaA (Capital markets)	81,261	5,659
	CTS Eventim AG & Co KGaA (Media)	91,076	4,265
	GRENKE AG (Diversified financial services)	47,114	4,992
	KION Group AG (Machinery)	29,797	2,777
	Norma Group SE (Machinery)	71,017	5,313
			23,006
	Ireland—2.0%
*	ICON plc (Life sciences tools & services)†	33,758	3,988
	Kingspan Group plc (Building products)	87,880	3,720
	UDG Healthcare plc (Health care providers & services)	392,404	4,779
			12,487
	Israel—2.9%
	Frutarom Industries, Ltd. (Chemicals)	67,641	6,192
	Mizrahi Tefahot Bank, Ltd. (Banks)	282,346	5,395
*	Wix.com, Ltd. (Internet software & services)†	74,516	5,928
			17,515
	Italy—4.2%
	Autogrill SpA (Hotels, restaurants & leisure)	260,451	3,349
	Banca IFIS SpA (Diversified financial services)	137,831	5,305
	Cerved Information Solutions SpA (Diversified financial services)	407,303	5,077
	DiaSorin SpA (Health care equipment & supplies)	62,461	5,618
*	Gima TT SpA (Machinery)	177,736	3,796
	Industria Macchine Automatiche SpA (Machinery)	28,510	2,773
			25,918
	Jersey—0.7%
	Sanne Group plc (Capital markets)	404,972	4,017
	Luxembourg—0.9%
	Stabilus S.A. (Machinery)	54,933	5,242
	Netherlands—1.2%
	Euronext N.V. (Capital markets)	103,213	7,544
	Norway—0.4%
	TGS Nopec Geophysical Co. ASA (Energy equipment & services)	99,513	2,429

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—27.5%—(continued)
	Sweden—4.7%
	Dometic Group AB (Auto components)	294,699	$2,691
	Evolution Gaming Group AB (Hotels, restaurants & leisure)	106,399	5,829
	Indutrade AB (Trading companies & distributors)	256,942	6,622
	Intrum Justitia AB (Commercial services & supplies)	177,688	5,037
	Loomis AB Class “B” (Commercial services & supplies)	75,079	2,701
	Thule Group AB (Leisure products)	273,741	5,921
			28,801
	Switzerland—1.8%
*	Cembra Money Bank AG (Consumer finance)	52,281	4,638
*	dormakaba Holding AG (Building products)	4,492	3,512
*	Kardex AG (Machinery)	23,346	3,160
			11,310
	Japan—24.3%
	Asahi Intecc Co., Ltd. (Health care equipment & supplies)	175,900	7,017
	Benefit One, Inc. (Professional services)	79,800	2,185
	en-japan, Inc. (Professional services)	124,600	6,956
	Japan Lifeline Co., Ltd. (Health care providers & services)	96,100	2,707
	Kose Corporation (Personal products)	42,600	8,844
	Maeda Corporation (Construction & engineering)	358,900	4,128
	Matsumotokiyoshi Holdings Co., Ltd. (Food & staples retailing)	92,200	3,864
	Meitec Corporation (Professional services)	97,300	5,258
	Nabtesco Corporation (Machinery)	171,400	6,564
	Nichias Corporation (Building products)	457,000	5,734
	Nihon M&A Center, Inc. (Professional services)	259,200	8,855
	Nissan Chemical Industries, Ltd. (Chemicals)	217,200	8,900
	Okamoto Industries, Inc. (Chemicals)	100,000	1,000
	PALTAC Corporation (Distributors)	101,400	5,460
	Pola Orbis Holdings, Inc. (Personal products)	154,100	6,365
	Relo Group, Inc. (Real estate management & development)	111,000	3,060
	Sankyu, Inc. (Road & rail)	97,420	4,797
	Seria Co., Ltd. (Multiline retail)	52,200	2,561
	Stanley Electric Co., Ltd. (Auto components)	168,700	6,239
	Start Today Co., Ltd. (Internet & direct marketing retail)	170,000	4,360
	Suruga Bank, Ltd. (Banks)	82,100	1,139
	TIS, Inc. (IT services)	169,300	6,667
	Tokyo Century Corporation (Diversified financial services)	134,700	8,342
	Topcon Corporation (Electronic equipment, instruments & components)	285,500	5,508
	Toridoll Holdings Corporation (Hotels, restaurants & leisure)	142,200	5,185
	Tsuruha Holdings, Inc. (Food & staples retailing)	32,000	4,568
	Ulvac, Inc. (Semiconductors & semiconductor equipment)	117,800	6,521
	Zenkoku Hosho Co., Ltd. (Diversified financial services)	139,100	6,053
			148,837
	Emerging Asia—14.0%
	China—3.6%
*	3SBio, Inc. (Biotechnology)	954,500	2,150
*	51job, Inc.—ADR (Professional services)	41,298	3,553
	China Medical System Holdings, Ltd. (Pharmaceuticals)	1,695,000	3,849
	Fuyao Glass Industry Group Co., Ltd. Class “H” (Auto components)	901,600	3,475
	Kingsoft Corporation, Ltd. (Software)	1,554,000	4,931

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks—(continued)
Emerging Asia—14.0%—(continued)
Travelsky Technology, Ltd. Class “H” (IT services)	1,533,000	$4,444
		22,402
India—3.9%
Crompton Greaves Consumer Electricals, Ltd. (Household durables)	1,021,871	3,778
Indiabulls Housing Finance, Ltd. (Thrifts & mortgage finance)	298,973	5,677
Jubilant Foodworks, Ltd. (Hotels, restaurants & leisure)	114,156	4,066
MindTree, Ltd. (IT services)	247,179	2,918
Motherson Sumi Systems, Ltd. (Auto components)	643,435	3,067
Petronet LNG, Ltd. (Oil, gas & consumable fuels)	1,245,738	4,394
		23,900
Indonesia—0.8%
PT Bank Negara Indonesia Persero Tbk (Banks)	7,637,400	4,812
South Korea—0.7%
Hana Tour Service, Inc. (Hotels, restaurants & leisure)	10,973	1,230
Loen Entertainment, Inc. (Media)	29,971	3,107
		4,337
Taiwan—3.6%
Accton Technology Corporation (Communications equipment)	831,000	2,708
Chailease Holding Co., Ltd. (Diversified financial services)	1,643,000	5,635
Globalwafers Co., Ltd. (Semiconductors & semiconductor equipment)	316,000	5,023
Powertech Technology, Inc. (Semiconductors & semiconductor equipment)	1,574,000	4,907
Silicon Motion Technology Corporation—ADR (Semiconductors & semiconductor equipment)	79,479	3,825
		22,098
Thailand—1.4%
Beauty Community PCL (Specialty retail)	5,042,600	3,435
Tisco Financial Group PCL (Banks)	1,794,800	5,051
		8,486
United Kingdom—14.0%
Abcam plc (Biotechnology)	384,135	6,677
Arrow Global Group plc (Consumer finance)	773,144	3,797
AVEVA Group plc (Software)	118,295	3,172
Beazley plc (Insurance)	881,674	7,088
Burford Capital, Ltd. (Capital markets)	350,978	6,598
Dechra Pharmaceuticals plc (Pharmaceuticals)	120,071	4,427
Diploma plc (Trading companies & distributors)	233,548	3,739
Fevertree Drinks plc (Beverages)	124,891	4,612
Halma plc (Electronic equipment, instruments & components)	352,079	5,824
Hays plc (Professional services)	2,289,055	6,047
Hill & Smith Holdings plc (Metals & mining)	206,777	3,856
Intermediate Capital Group plc (Capital markets)	384,755	5,301
Jupiter Fund Management plc (Capital markets)	585,871	3,876
Spirax-Sarco Engineering plc (Machinery)	66,020	5,331
SSP Group plc (Hotels, restaurants & leisure)	884,032	7,584
Ted Baker plc (Textiles, apparel & luxury goods)	66,463	2,331
Workspace Group plc (Equity REIT)	392,877	5,468
		85,728

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—5.0%
	Argentina—1.6%
	Grupo Supervielle S.A.—ADR (Banks)	154,627	$4,692
*	Loma Negra Cia Industrial Argentina S.A.—ADR (Construction materials)	125,013	2,665
*	Pampa Energia S.A.—ADR (Electric utilities)	45,173	2,692
			10,049
	Brazil—3.0%
	Arezzo Industria e Comercio S.A. (Textiles, apparel & luxury goods)	99,100	1,517
	CVC Brasil Operadora e Agencia de Viagens S.A. (Hotels, restaurants & leisure)	378,400	6,951
	Localiza Rent a Car S.A. (Road & rail)	1,114,185	9,693
			18,161
	Mexico—0.4%
	Grupo Aeroportuario del Sureste S.A.B. de C.V.—ADR (Transportation infrastructure)	14,794	2,524
	Asia—4.6%
	Australia—2.5%
	Challenger, Ltd. (Diversified financial services)	456,343	4,045
	DuluxGroup, Ltd. (Chemicals)	747,543	4,237
	Orora, Ltd. (Containers & packaging)	1,702,079	4,314
	The Star Entertainment Group, Ltd. (Hotels, restaurants & leisure)	648,217	2,634
			15,230
	Hong Kong—1.5%
	Man Wah Holdings, Ltd. (Household durables)	4,283,600	3,406
	MGM China Holdings, Ltd. (Hotels, restaurants & leisure)	2,186,000	5,640
			9,046
	New Zealand—0.6%
	Fisher & Paykel Healthcare Corp., Ltd. (Health care equipment & supplies)	398,137	3,798
	Canada—3.6%
	Canadian Western Bank (Banks)	174,186	4,468
	CES Energy Solutions Corporation (Energy equipment & services)	692,716	3,162
	Enerflex, Ltd. (Energy equipment & services)	189,631	2,261
	Finning International, Inc. (Trading companies & distributors)	237,045	5,717
	Hudbay Minerals, Inc. (Metals & mining)	162,071	1,147
	Intertape Polymer Group, Inc. (Containers & packaging)	170,752	2,745
*	Raging River Exploration, Inc. (Oil, gas & consumable fuels)	590,188	2,858
			22,358
	Emerging Europe, Mid-East, Africa—3.3%
	Georgia—0.5%
	BGEO Group plc (Banks)	61,226	3,055
	South Africa—2.8%
	AVI, Ltd. (Food products)	783,487	7,334
	Bidvest Group, Ltd. (Industrial conglomerates)	305,342	5,780
	Clicks Group, Ltd. (Food & staples retailing)	259,478	3,991
			17,105

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Common Stocks—(continued)
Total Common Stocks—96.3% (cost $476,708)		$590,240
Repurchase Agreement
Fixed Income Clearing Corporation, 0.280% dated 3/29/18, due 4/2/18, repurchase price $20,165, collateralized by U.S. Treasury Note, 1.500%, due 8/15/26	$20,164	20,164
Total Repurchase Agreement—3.3% (cost $20,164)		20,164
Total Investments—99.6% (cost $496,872)		610,404
Cash and other assets, less liabilities—0.4%		2,632
Net assets—100.0%		$613,036

ADR = American Depository Receipt
REIT = Real Estate Investment Trust
* = Non-income producing security
† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

At March 31, 2018, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	22.2%
Financials	20.7%
Consumer Discretionary	16.6%
Information Technology	12.6%
Consumer Staples	7.8%
Health Care	7.6%
Materials	5.9%
Energy	2.6%
Real Estate	2.1%
Utilities	1.9%
Total	100.0%

At March 31, 2018, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Japanese Yen	25.2%
British Pound Sterling	16.5%
Euro	15.1%
U.S. Dollar	5.1%
Swedish Krona	4.9%
Hong Kong Dollar	4.7%
Indian Rupee	4.0%
Canadian Dollar	3.8%
New Taiwan Dollar	3.1%
Brazilian Real	3.1%
South African Rand	2.9%
Australian Dollar	2.6%
Israeli Shekel	2.0%
Swiss Franc	1.9%
Thai Baht	1.4%
Danish Krone	1.1%
All Other Currencies	2.6%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—64.8%
	China—29.6%
*	Alibaba Group Holding, Ltd.—ADR (Internet software & services)	126,432	$23,205
	Brilliance China Automotive Holdings, Ltd. (Automobiles)	2,624,000	5,477
	China Lodging Group, Ltd.—ADR (Hotels, restaurants & leisure)	32,748	4,313
	China Merchants Bank Co., Ltd. Class “H” (Banks)	2,064,500	8,457
	CSPC Pharmaceutical Group, Ltd. (Pharmaceuticals)	3,258,000	8,655
*	Ctrip.com International, Ltd.—ADR (Internet & direct marketing retail)	106,005	4,942
	Haier Electronics Group Co., Ltd. (Household durables)	1,801,000	6,414
	NetEase, Inc.—ADR (Internet software & services)	24,737	6,936
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	1,614,000	16,411
	Shenzhou International Group Holdings, Ltd. (Textiles, apparel & luxury goods)	604,000	6,361
	TAL Education Group—ADR (Diversified consumer services)	150,568	5,585
	Tencent Holdings, Ltd. (Internet software & services)	589,700	30,777
	Tingyi Cayman Islands Holding Corporation (Food products)	2,616,000	5,427
	Yum China Holdings, Inc. (Hotels, restaurants & leisure)	241,403	10,018
			142,978
	India—12.8%
	Asian Paints, Ltd. (Chemicals)	210,446	3,612
	Bajaj Finance, Ltd. (Consumer finance)	208,534	5,668
	Britannia Industries, Ltd. (Food products)	32,755	2,496
	HDFC Bank, Ltd.—ADR (Banks)	15,087	1,490
	HDFC Bank, Ltd. (Banks)	198,128	5,741
	HDFC Standard Life Insurance Co. Ltd. (Insurance)	542,220	3,767
	Housing Development Finance Corporation, Ltd. (Thrifts & mortgage finance)	338,147	9,441
	IndusInd Bank, Ltd. (Banks)	137,463	3,794
	Infosys, Ltd. (IT services)	472,864	8,265
	Maruti Suzuki India, Ltd. (Automobiles)	63,461	8,615
	MRF, Ltd. (Auto components)	7,907	8,771
			61,660
	Indonesia—4.5%
	PT Bank Rakyat Indonesia Persero Tbk (Banks)	33,781,700	8,833
	PT Telekomunikasi Indonesia Persero Tbk (Diversified telecommunication services)	30,479,000	7,970
	PT Unilever Indonesia Tbk (Household products)	1,344,500	4,837
			21,640
	South Korea—7.9%
	LG Chem, Ltd. (Chemicals)	18,944	6,860
	Samsung Electronics Co., Ltd. (Technology hardware, storage & peripherals)	11,706	26,929
	Shinhan Financial Group Co., Ltd. (Banks)	105,687	4,477
			38,266
	Taiwan—5.8%
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	637,251	27,886
	Thailand—4.2%
	Airports of Thailand PCL (Transportation infrastructure)	3,910,200	8,253
	CP ALL PCL (Food & staples retailing)	4,217,300	11,767
			20,020

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—15.1%
	Hungary—1.6%
	OTP Bank plc (Banks)	174,531	$7,852
	Russia—2.0%
*	Yandex N.V. Class “A” (Internet software & services)†	240,007	9,468
	South Africa—9.7%
	Bid Corporation, Ltd. (Food & staples retailing)	296,801	6,462
	Bidvest Group, Ltd. (Industrial conglomerates)	562,577	10,649
	Capitec Bank Holdings, Ltd. (Banks)	96,712	7,109
	FirstRand, Ltd. (Diversified financial services)	1,527,899	8,634
	Naspers, Ltd. (Media)	56,945	13,910
			46,764
	Turkey—1.1%
	KOC Holding A.S. (Industrial conglomerates)	1,320,563	5,449
	United Arab Emirates—0.7%
	Emaar Properties PJSC (Real estate management & development)	2,131,221	3,366
	Emerging Latin America—12.9%
	Argentina—1.6%
	Grupo Financiero Galicia S.A.—ADR (Banks)	51,871	3,411
	YPF S.A.—ADR (Oil, gas & consumable fuels)	191,934	4,150
			7,561
	Brazil—4.3%
	AMBEV S.A.—ADR (Beverages)	547,638	3,981
	B3 S.A. - Brasil Bolsa Balcao (Capital markets)	808,700	6,538
	Lojas Renner S.A. (Multiline retail)	416,000	4,328
	Raia Drogasil S.A. (Food & staples retailing)	260,300	5,898
			20,745
	Chile—0.8%
	Sociedad Quimica y Minera de Chile S.A.—ADR (Chemicals)	82,650	4,062
	Mexico—2.6%
	Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class “B” (Transportation infrastructure)	334,100	3,301
	Grupo Financiero Banorte S.A.B. de C.V. Class “O” (Banks)	1,548,000	9,388
			12,689
	Peru—3.6%
	Credicorp, Ltd. (Banks)†	37,522	8,519
	Southern Copper Corporation (Metals & mining)	160,689	8,706
			17,225
	Total Common Stocks—92.8% (cost $343,860)		447,631

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Preferred Stocks
	Brazil—4.4%
	Itau Unibanco Holding S.A. (Banks)	642,250	$9,982
*	Petroleo Brasileiro S.A. (Oil, gas & consumable fuels)	1,704,100	11,051
			21,033
	Total Preferred Stocks—4.4% (cost $14,043)		21,033
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.280% dated 3/29/18, due 4/2/18, repurchase price $13,714, collateralized by U.S. Treasury Note, 1.500%, due 8/15/26	$13,714	13,714
	Total Repurchase Agreement—2.8% (cost $13,714)		13,714
	Total Investments—100.0% (cost $371,617)		482,378
	Liabilities, plus cash and other assets—0.0%		(31)
	Net assets—100.0%		$482,347

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

At March 31, 2018, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Information Technology	28.6%
Financials	27.6%
Consumer Discretionary	16.8%
Consumer Staples	8.7%
Industrials	5.9%
Materials	5.0%
Energy	3.2%
Health Care	1.8%
Telecommunication Services	1.7%
Real Estate	0.7%
Total	100.0%

At March 31, 2018, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

U.S. Dollar	27.0%
Hong Kong Dollar	18.8%
Indian Rupee	12.8%
South African Rand	10.0%
South Korean Won	8.2%
Brazilian Real	8.1%
Indonesian Rupiah	4.6%
Thai Baht	4.3%
Mexican Peso	2.7%
Hungarian Forint	1.7%
Turkish Lira	1.1%
All Other Currencies	0.7%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—71.6%
	China—30.1%
*	51job, Inc.—ADR (Professional services)	24,104	$2,074
*	Alibaba Group Holding, Ltd.—ADR (Internet software & services)	402,426	73,861
	Autohome, Inc.—ADR (Internet software & services)	68,021	5,846
*	Baozun, Inc.—ADR (Internet software & services)	100,623	4,617
	China International Travel Service Corporation, Ltd. Class “A” (Hotels, restaurants & leisure)	1,260,622	10,756
	China Lodging Group, Ltd.—ADR (Hotels, restaurants & leisure)	47,591	6,268
	China Merchants Bank Co., Ltd. Class “H” (Banks)	1,565,500	6,413
	China Molybdenum Co., Ltd. Class “H” (Metals & mining)	5,319,000	4,012
	China Vanke Co., Ltd. Class “H” (Real estate management & development)	2,809,900	12,818
*	Chinasoft International, Ltd. (IT services)	1,054,000	946
	CIFI Holdings Group Co., Ltd. (Real estate management & development)	5,196,000	4,535
	CSPC Pharmaceutical Group, Ltd. (Pharmaceuticals)	6,036,000	16,036
	ENN Energy Holdings, Ltd. (Gas utilities)	171,000	1,527
	Foshan Haitian Flavouring & Food Co., Ltd. Class “A” (Food products)	724,080	6,604
	Geely Automobile Holdings, Ltd. (Automobiles)	3,356,000	9,664
	Gree Electric Appliances, Inc. of Zhuhai Class “A” (Household durables)	1,203,915	9,013
	Haitian International Holdings, Ltd. (Machinery)	1,027,000	3,114
	Hangzhou Hikvision Digital Technology Co., Ltd. Class “A” (Electronic equipment, instruments & components)	2,194,374	14,474
	Jiangsu Hengrui Medicine Co., Ltd. Class “A” (Pharmaceuticals)	600,754	7,903
*	Kingdee International Software Group Co., Ltd. (Software)	4,698,000	4,729
	Kweichow Moutai Co., Ltd. Class “A” (Beverages)	114,748	12,575
	KWG Property Holding, Ltd. (Real estate management & development)	2,163,500	2,950
*	MMG, Ltd. (Metals & mining)	6,092,000	3,718
	New Oriental Education & Technology Group, Inc.—ADR (Diversified consumer services)	61,108	5,356
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	2,916,000	29,650
	Shanghai Fosun Pharmaceutical Group Co., Ltd. Class “H” (Pharmaceuticals)	815,000	5,005
	Shanghai International Airport Co., Ltd. Class “A” (Transportation infrastructure)	853,755	6,460
	Shimao Property Holdings, Ltd. (Real estate management & development)	1,244,500	3,520
	Sino Biopharmaceutical, Ltd. (Pharmaceuticals)	2,700,000	5,298
	Sunny Optical Technology Group Co., Ltd. (Electronic equipment, instruments & components)	340,000	6,277
	Tencent Holdings, Ltd. (Internet software & services)	1,638,160	85,497
	Travelsky Technology, Ltd. Class “H” (IT services)	1,589,000	4,606
*	Weibo Corporation—ADR (Internet software & services)	153,540	18,354
*	Wuxi Biologics Cayman, Inc. (Life sciences tools & services)	570,000	5,480
	Yonghui Superstores Co., Ltd. Class “A” (Food & staples retailing)	2,907,800	4,603
			404,559
	India—16.3%
	Bajaj Finance, Ltd. (Consumer finance)	454,466	12,353
	Bajaj Finserv, Ltd. (Insurance)	69,418	5,401
	Balkrishna Industries, Ltd. (Auto components)	187,408	3,075
*	Bharat Financial Inclusion, Ltd. (Consumer finance)	265,862	4,460
	Bharat Forge, Ltd. (Auto components)	324,675	3,480
	Britannia Industries, Ltd. (Food products)	60,477	4,609
*	Future Retail, Ltd. (Multiline retail)	335,634	2,825
	Godrej Consumer Products, Ltd. (Personal products)	367,180	6,153
	Havells India, Ltd. (Electrical equipment)	544,347	4,070
	HDFC Bank, Ltd. (Banks)	1,256,007	36,397
	HDFC Standard Life Insurance Co. Ltd. (Insurance)	1,469,299	10,208

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—71.6%—(continued)
	Hindustan Unilever, Ltd. (Household products)	343,388	$7,031
	Housing Development Finance Corporation, Ltd. (Thrifts & mortgage finance)	1,114,340	31,113
	Indiabulls Housing Finance, Ltd. (Thrifts & mortgage finance)	562,610	10,683
	IndusInd Bank, Ltd. (Banks)	782,894	21,606
	Maruti Suzuki India, Ltd. (Automobiles)	125,293	17,009
	Motilal Oswal Financial Services, Ltd. (Capital markets)	110,659	1,708
	Page Industries, Ltd. (Textiles, apparel & luxury goods)	11,369	3,934
	Pidilite Industries, Ltd. (Chemicals)	244,362	3,421
	Sterlite Technologies, Ltd. (Communications equipment)	787,389	3,777
	Titan Co., Ltd. (Textiles, apparel & luxury goods)	384,212	5,457
	Voltas, Ltd. (Construction & engineering)	471,276	4,480
	Yes Bank, Ltd. (Banks)	3,523,263	16,533
			219,783
	Indonesia—2.5%
	PT Bank Negara Indonesia Persero Tbk (Banks)	14,426,100	9,090
	PT Bank Rakyat Indonesia Persero Tbk (Banks)	72,316,705	18,910
	PT United Tractors Tbk (Oil, gas & consumable fuels)	2,179,100	5,065
			33,065
	Malaysia—0.8%
	Public Bank Bhd (Banks)	1,749,200	10,853
	Philippines—0.9%
	Ayala Land, Inc. (Real estate management & development)	4,324,300	3,406
	BDO Unibank, Inc. (Banks)	1,263,986	3,367
	Jollibee Foods Corporation (Hotels, restaurants & leisure)	607,070	3,479
	Security Bank Corporation (Banks)	536,730	2,469
			12,721
	South Korea—6.2%
	E-MART, Inc. (Food & staples retailing)	3,280	832
	Hana Financial Group, Inc. (Banks)	408,862	17,492
	Korea Investment Holdings Co., Ltd. (Capital markets)	55,136	4,273
	POSCO Chemtech Co., Ltd. (Construction materials)	77,146	3,420
*	Samsung Biologics Co., Ltd. (Life sciences tools & services)	19,869	9,059
	Samsung Electronics Co., Ltd. (Technology hardware, storage & peripherals)	18,336	42,180
	SK Hynix, Inc. (Semiconductors & semiconductor equipment)	83,932	6,323
			83,579
	Taiwan—9.2%
	Chailease Holding Co., Ltd. (Diversified financial services)	2,713,000	9,305
	Chroma ATE, Inc. (Electronic equipment, instruments & components)	637,000	3,921
	E.Sun Financial Holding Co., Ltd. (Banks)	8,121,255	5,459
	Global Unichip Corporation (Semiconductors & semiconductor equipment)	366,000	4,004
	Globalwafers Co., Ltd. (Semiconductors & semiconductor equipment)	575,000	9,141
	Hiwin Technologies Corporation (Machinery)	861,780	12,266
*	Macronix International (Semiconductors & semiconductor equipment)	1,718,000	2,946
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	974,927	42,663
	Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & semiconductor equipment)	2,818,000	23,582

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—71.6%—(continued)
	Yageo Corporation (Electronic equipment, instruments & components)	558,000	$9,952
			123,239
	Thailand—3.6%
	Airports of Thailand PCL (Transportation infrastructure)	6,290,600	13,277
	Beauty Community PCL (Specialty retail)	8,435,600	5,746
	Central Pattana PCL (Real estate management & development)	1,960,400	4,922
	CP ALL PCL (Food & staples retailing)	6,409,200	17,883
	Home Product Center PCL (Specialty retail)	9,297,900	4,133
	Muangthai Leasing PCL Class “F” (Consumer finance)	2,653,800	3,225
			49,186
	Vietnam—2.0%
*	Hoa Phat Group JSC (Metals & mining)	2,275,650	6,066
	Vietjet Aviation JSC (Airlines)	505,700	4,922
	Vietnam Dairy Products JSC (Food products)	728,620	6,612
*	Vincom Retail JSC (Real estate management & development)	1,446,410	3,234
*	Vingroup JSC (Real estate management & development)	1,177,050	5,934
			26,768
	Emerging Europe, Mid-East, Africa—14.0%
	Greece—0.2%
	JUMBO S.A. (Specialty retail)	163,254	2,913
	Hungary—1.0%
	OTP Bank plc (Banks)	298,501	13,429
	Kenya—0.4%
	Safaricom plc (Wireless telecommunication services)	17,254,454	5,256
	Russia—1.8%
*	Mail.Ru Group, Ltd.—GDR (Internet software & services)	229,178	8,017
*	Yandex N.V. Class “A” (Internet software & services)†	408,954	16,133
			24,150
	South Africa—9.4%
	Barloworld, Ltd. (Trading companies & distributors)	328,620	4,609
	Capitec Bank Holdings, Ltd. (Banks)	156,230	11,484
	Clicks Group, Ltd. (Food & staples retailing)	717,749	11,041
	Coronation Fund Managers, Ltd. (Capital markets)	277,022	1,889
	FirstRand, Ltd. (Diversified financial services)	4,374,229	24,718
	Foschini Group, Ltd. (Specialty retail)	254,533	4,811
	JSE, Ltd. (Capital markets)	300,999	4,712
	Massmart Holdings, Ltd. (Food & staples retailing)	295,168	4,039
	Mr. Price Group, Ltd. (Specialty retail)	566,054	13,627
	Naspers, Ltd. (Media)	117,461	28,692
	Sanlam, Ltd. (Insurance)	1,432,938	10,325
	Truworths International, Ltd. (Specialty retail)	674,787	6,129
			126,076
	Turkey—0.1%
	BIM Birlesik Magazalar A.S. (Food & staples retailing)	77,709	1,405

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—14.0%—(continued)
	United Arab Emirates—1.1%
	DP World, Ltd. (Transportation infrastructure)†	266,757	$6,002
	NMC Health plc (Health care providers & services)	180,620	8,616
			14,618
	Emerging Latin America—9.7%
	Argentina—1.7%
*	Despegar.com Corporation (Internet & direct marketing retail)†	125,236	3,914
	Grupo Financiero Galicia S.A.—ADR (Banks)	116,960	7,691
*	Loma Negra Cia Industrial Argentina S.A.—ADR (Construction materials)	162,874	3,472
*	Pampa Energia S.A.—ADR (Electric utilities)	58,496	3,486
	Telecom Argentina S.A.—ADR (Diversified telecommunication services)	117,188	3,672
			22,235
	Brazil—5.9%
	AMBEV S.A.—ADR (Beverages)	1,240,107	9,015
*	Azul S.A.—ADR (Airlines)	106,406	3,698
	B3 S.A. - Brasil Bolsa Balcao (Capital markets)	2,898,000	23,428
	Iochpe-Maxion S.A. (Machinery)	482,900	3,828
	Localiza Rent a Car S.A. (Road & rail)	1,319,120	11,475
	Lojas Renner S.A. (Multiline retail)	1,051,950	10,945
	Magazine Luiza S.A. (Multiline retail)	184,600	5,475
	Raia Drogasil S.A. (Food & staples retailing)	158,500	3,591
	Via Varejo S.A. (Specialty retail)	443,400	4,072
	WEG S.A. (Machinery)	601,400	4,119
			79,646
	Chile—0.9%
	Banco Santander Chile—ADR (Banks)	376,040	12,601
	Panama—0.4%
	Copa Holdings S.A. Class “A” (Airlines)†	42,561	5,475
	Peru—0.8%
	Credicorp, Ltd. (Banks)†	48,332	10,974
	Europe—0.3%
	Argentina—0.3%
*	Globant S.A. (Software)†	66,948	3,450
	Total Common Stocks—95.6% (cost $953,205)		1,285,981
	Preferred Stock
	Brazil—2.0%
	Itau Unibanco Holding S.A. (Banks)	1,694,760	26,340
	Total Preferred Stock—2.0% (cost $23,163)		26,340

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreement
Fixed Income Clearing Corporation, 0.280% dated 3/29/18, due 4/2/18, repurchase price $10,824, collateralized by U.S. Treasury Note, 1.500%, due 8/15/26	$10,824	$10,824
Total Repurchase Agreement—0.8% (cost $10,824)		10,824
Total Investments—98.4% (cost $987,192)		1,323,145
Cash and other assets, less liabilities—1.6%		22,011
Net assets—100.0%		$1,345,156

ADR = American Depository Receipt

GDR = Global Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

At March 31, 2018, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	32.0%
Information Technology	30.1%
Consumer Discretionary	13.0%
Consumer Staples	7.3%
Industrials	6.8%
Health Care	4.4%
Real Estate	3.1%
Materials	1.8%
Telecommunication Services	0.7%
Energy	0.4%
Utilities	0.4%
Total	100.0%

At March 31, 2018, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

U.S. Dollar	19.6%
Indian Rupee	16.8%
Hong Kong Dollar	16.4%
South African Rand	9.6%
Brazilian Real	7.1%
South Korean Won	6.4%
New Taiwan Dollar	6.1%
Yuan Renminbi	5.5%
Thai Baht	3.8%
Indonesian Rupiah	2.5%
Viet Nam Dong	2.0%
Hungarian Forint	1.0%
All Other Currencies	3.2%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—68.5%
	Cambodia—0.5%
	NagaCorp, Ltd. (Hotels, restaurants & leisure)	2,640,000	$2,711
	China—14.3%
*	3SBio, Inc. (Biotechnology)	1,925,500	4,338
*	51job, Inc.—ADR (Professional services)	40,331	3,470
	China Medical System Holdings, Ltd. (Pharmaceuticals)	1,233,000	2,800
	Chongqing Rural Commercial Bank Co., Ltd. Class “H” (Banks)	4,481,000	3,432
	CIFI Holdings Group Co., Ltd. (Real estate management & development)	6,374,000	5,563
	Dali Foods Group Co., Ltd. (Food products)	5,119,500	4,214
	Fu Shou Yuan International Group, Ltd. (Diversified consumer services)	764,000	757
	Fuyao Glass Industry Group Co. Ltd. Class “H” (Auto components)	1,816,400	7,001
	Haitian International Holdings, Ltd. (Machinery)	514,000	1,559
*	Health and Happiness H&H International Holdings, Ltd. (Food products)	334,500	2,547
	Hua Hong Semiconductor Ltd. (Semiconductors & semiconductor equipment)	1,204,600	2,385
*	Kingdee International Software Group Co., Ltd. (Software)	5,076,000	5,110
	Kingsoft Corporation, Ltd. (Software)	742,000	2,354
	KWG Property Holding, Ltd. (Real estate management & development)	1,832,500	2,498
*	MMG, Ltd. (Metals & mining)	3,292,000	2,009
*	Noah Holdings, Ltd.—ADR (Capital markets)	106,003	5,004
	Silergy Corporation (Semiconductors & semiconductor equipment)	48,000	1,082
	Travelsky Technology, Ltd. Class “H” (IT services)	1,238,000	3,589
*	Wuxi Biologics Cayman, Inc. (Life sciences tools & services)	403,000	3,874
	Xiabuxiabu Catering Management China Holdings Co. Ltd. (Hotels, restaurants & leisure)	1,918,500	3,637
	Yuzhou Properties Co., Ltd. (Real estate management & development)	5,819,000	3,967
			71,190
	India—16.7%
	Aarti Industries (Chemicals)	133,091	2,346
	APL Apollo Tubes, Ltd. (Metals & mining)	59,925	1,797
	Astral Polytechnik, Ltd. (Building products)	267,295	3,701
	Bajaj Finance, Ltd. (Consumer finance)	48,845	1,328
	Bharat Forge, Ltd. (Auto components)	155,526	1,667
	Century Plyboards India, Ltd. (Paper & forest products)	383,523	1,914
	Century Textiles & Industries, Ltd. (Construction materials)	124,524	2,181
	Cyient, Ltd. (Software)	263,263	2,805
	Delta Corporation, Ltd. (Hotels, restaurants & leisure)	547,073	2,099
	Dilip Buildcon Ltd. (Construction & engineering)	152,665	2,346
	Edelweiss Financial Services, Ltd. (Capital markets)	648,812	2,368
	Endurance Technologies Ltd. (Auto components)	83,291	1,606
	Escorts, Ltd. (Machinery)	202,021	2,537
*	Future Retail, Ltd. (Multiline retail)	261,144	2,198
	Gruh Finance, Ltd. (Thrifts & mortgage finance)	440,312	3,848
	IIFL Holdings Ltd. (Capital markets)	223,655	2,428
	Indiabulls Housing Finance, Ltd. (Thrifts & mortgage finance)	66,680	1,266
	Jubilant Foodworks, Ltd. (Hotels, restaurants & leisure)	135,884	4,840
	Kansai Nerolac Paints, Ltd. (Chemicals)	156,994	1,208
	KEC International, Ltd. (Construction & engineering)	683,926	4,090
	KEI Industries, Ltd. (Electrical equipment)	489,701	2,891
	Minda Industries, Ltd. (Auto components)	88,689	1,475
	MindTree, Ltd. (IT services)	201,955	2,384
	NIIT Technologies, Ltd. (Software)	232,059	3,074
	Oberoi Realty, Ltd. (Real estate management & development)	289,434	2,263

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—68.5%—(continued)
	Persistent Systems, Ltd. (IT services)	149,316	$1,584
	Radico Khaitan, Ltd. (Beverages)	675,730	3,453
	Reliance Nippon Life Asset Management Ltd. (Capital markets)	70,250	265
	Shankara Building Products, Ltd. (Specialty retail)	50,842	1,380
	Sterlite Technologies, Ltd. (Communications equipment)	915,984	4,394
	Sundram Fasteners, Ltd. (Auto components)	218,167	1,853
	The Phoenix Mills, Ltd. (Real estate management & development)	306,444	2,847
	Titan Co., Ltd. (Textiles, apparel & luxury goods)	254,489	3,614
	Voltas, Ltd. (Construction & engineering)	330,548	3,142
			83,192
	Indonesia—2.7%
	PT Ace Hardware Indonesia Tbk (Specialty retail)	38,360,200	3,706
	PT Bank Tabungan Negara Persero Tbk (Banks)	29,449,200	8,128
	PT Pakuwon Jati Tbk (Real estate management & development)	39,797,500	1,821
			13,655
	Malaysia—1.8%
	Hong Leong Bank Bhd (Banks)	704,100	3,404
	My EG Services Bhd (IT services)	3,880,100	2,849
	Top Glove Corporation Bhd (Health care equipment & supplies)	1,093,900	2,757
			9,010
	Philippines—1.7%
*	Bloomberry Resorts Corporation (Hotels, restaurants & leisure)	17,185,800	4,723
	Jollibee Foods Corporation (Hotels, restaurants & leisure)	656,150	3,760
			8,483
	South Korea—8.9%
	Dentium Co., Ltd. (Health care equipment & supplies)	29,791	2,270
	Douzone Bizon Co., Ltd. (Software)	47,203	2,617
	Hana Tour Service, Inc. (Hotels, restaurants & leisure)	15,330	1,719
*	Hugel, Inc. (Biotechnology)	5,539	3,097
	Koh Young Technology, Inc. (Semiconductors & semiconductor equipment)	55,641	5,231
	Korea Investment Holdings Co., Ltd. (Capital markets)	71,046	5,506
	LOTTE Fine Chemical Co., Ltd. (Chemicals)	34,863	2,322
	Medy-Tox, Inc. (Biotechnology)	5,475	3,835
	Modetour Network, Inc. (Hotels, restaurants & leisure)	215,138	7,841
	POSCO Chemtech Co., Ltd. (Construction materials)	75,590	3,351
	SKCKOLONPI, Inc. (Chemicals)	74,773	3,118
	WONIK IPS Co., Ltd. (Semiconductors & semiconductor equipment)	110,020	3,391
			44,298
	Taiwan—13.0%
	Accton Technology Corporation (Communications equipment)	615,000	2,004
	Airtac International Group (Machinery)	201,260	3,582
	Chailease Holding Co., Ltd. (Diversified financial services)	1,449,000	4,970
	Chroma ATE, Inc. (Electronic equipment, instruments & components)	782,000	4,814
	Global Unichip Corporation (Semiconductors & semiconductor equipment)	143,443	1,569
	Globalwafers Co., Ltd. (Semiconductors & semiconductor equipment)	421,000	6,693
	Gourmet Master Co., Ltd. (Hotels, restaurants & leisure)	286,600	3,725
	Hiwin Technologies Corporation (Machinery)	653,520	9,302
	King’s Town Bank Co., Ltd. (Banks)	1,255,000	1,588
*	Macronix International (Semiconductors & semiconductor equipment)	2,223,000	3,743

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—68.5%—(continued)
	Nanya Technology Corporation (Semiconductors & semiconductor equipment)	1,104,000	$3,495
	Parade Technologies, Ltd. (Semiconductors & semiconductor equipment)	71,500	1,393
	Powertech Technology, Inc. (Semiconductors & semiconductor equipment)	874,000	2,725
	TCI Co., Ltd. (Personal products)	355,000	4,980
	Vanguard International Semiconductor Corporation (Semiconductors & semiconductor equipment)	228,000	497
	Voltronic Power Technology Corporation (Electrical equipment)	78,000	1,511
*	Wafer Works Corporation (Semiconductors & semiconductor equipment)	1,865,000	2,910
	Yageo Corporation (Electronic equipment, instruments & components)	299,000	5,333
			64,834
	Thailand—5.9%
	Beauty Community PCL (Specialty retail)	9,443,200	6,432
	Central Plaza Hotel PCL (Hotels, restaurants & leisure)	1,852,600	2,844
	Home Product Center PCL (Specialty retail)	7,310,700	3,250
	Indorama Ventures PCL (Chemicals)	2,793,910	5,071
	IRPC PCL (Oil, gas & consumable fuels)	13,950,600	3,234
	Muangthai Leasing PCL Class “F” (Consumer finance)	2,055,300	2,498
	Tisco Financial Group PCL (Banks)	788,300	2,218
*	TOA Paint Thailand PCL (Chemicals)	1,537,800	1,893
	Vinythai PCL (Chemicals)	1,953,800	2,078
			29,518
	Vietnam—3.0%
*	Hoa Phat Group JSC (Metals & mining)	2,146,670	5,722
	PetroVietnam Gas JSC (Gas utilities)	428,030	2,374
	Vietjet Aviation JSC (Airlines)	351,990	3,426
*	Vincom Retail JSC (Real estate management & development)	1,510,570	3,377
			14,899
	Emerging Europe, Mid-East, Africa—16.4%
	Greece—0.6%
	OPAP S.A. (Hotels, restaurants & leisure)	245,360	2,804
	Kenya—1.2%
	Safaricom, Ltd. (Wireless telecommunication services)	19,109,900	5,821
	Poland—2.0%
	CCC S.A. (Textiles, apparel & luxury goods)	17,658	1,203
*	Dino Polska S.A. (Food & staples retailing)	187,650	4,761
*	ING Bank Slaski S.A. (Banks)	45,965	2,643
	LPP S.A. (Textiles, apparel & luxury goods)	647	1,644
			10,251
	Romania—0.8%
	Banca Transilvania S.A. (Banks)	5,745,132	3,997
	Russia—1.5%
	TCS Group Holding plc—GDR (Banks)	341,538	7,497
	South Africa—8.9%
	AVI, Ltd. (Food products)	452,294	4,234
	Barloworld, Ltd. (Trading companies & distributors)	201,870	2,832
	Capitec Bank Holdings, Ltd. (Banks)	43,080	3,167

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—16.4%—(continued)
	Clicks Group, Ltd. (Food & staples retailing)	278,883	$4,290
	Coronation Fund Managers, Ltd. (Capital markets)	505,191	3,445
	Dis-Chem Pharmacies, Ltd. (Food & staples retailing)	1,657,801	4,831
	JSE, Ltd. (Capital markets)	255,786	4,004
	Mr Price Group, Ltd. (Specialty retail)	161,349	3,884
	PSG Group, Ltd. (Diversified financial services)	287,557	5,467
	Santam, Ltd. (Insurance)	54,049	1,488
	The Bidvest Group, Ltd. (Industrial conglomerates)	214,480	4,060
	Truworths International, Ltd. (Specialty retail)	301,074	2,735
			44,437
	Turkey—0.5%
	Trakya Cam Sanayi A.S. (Building products)	1,899,056	2,460
	United Arab Emirates—0.9%
	NMC Health plc (Health care providers & services)	100,209	4,780
	Emerging Latin America—11.3%
	Argentina—2.6%
	Grupo Supervielle S.A.—ADR (Banks)	303,361	9,204
*	Loma Negra Cia Industrial Argentina S.A.—ADR (Construction materials)	110,764	2,362
	Telecom Argentina S.A.—ADR (Diversified telecommunication services)	47,535	1,489
			13,055
	Brazil—7.4%
	Arezzo Industria e Comercio S.A. (Textiles, apparel & luxury goods)	155,100	2,375
*	Azul S.A.—ADR (Airlines)	88,857	3,088
	CVC Brasil Operadora e Agencia de Viagens S.A. (Hotels, restaurants & leisure)	521,400	9,578
	Linx S.A. (Software)	436,800	2,678
	Localiza Rent a Car S.A. (Road & rail)	1,032,195	8,979
	Magazine Luiza S.A. (Multiline retail)	115,300	3,419
	Tegma Gestao Logistica S.A. (Road & rail)	345,900	2,544
	Via Varejo S.A. (Specialty retail)	454,400	4,173
			36,834
	Chile—0.5%
	Sociedad Matriz del Banco de Chile S.A. Class “B” (Banks)	4,677,652	2,463
	Peru—0.8%
	Cia de Minas Buenaventura SAA—ADR (Metals & mining)	252,990	3,853
	Asia—0.4%
	Hong Kong—0.4%
	SSY Group, Ltd. (Pharmaceuticals)	2,254,000	1,979
	Total Common Stocks—96.6% (cost $413,748)		482,021
	Preferred Stocks
	Brazil—1.6%
	Banco ABC Brasil S.A. (Banks)	382,800	2,104
	Metalurgica Gerdau S.A. (Metals & mining)	1,148,900	2,485

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Preferred Stocks—(continued)
Randon Participacoes S.A. (Machinery)	1,271,500	$3,324
		7,913
Total Preferred Stocks—1.6% (cost $8,025)		7,913
Repurchase Agreement
Fixed Income Clearing Corporation, 0.280% dated 3/29/18, due 4/2/18, repurchase price $6,537, collateralized by U.S. Treasury Note, 1.500%, due 8/15/26	$6,537	6,537
Total Repurchase Agreement—1.3% (cost $6,537)		6,537
Total Investments—99.5% (cost $428,310)		496,471
Cash and other assets, less liabilities—0.5%		2,339
Net assets—100.0%		$498,810

ADR = American Depository Receipt

GDR = Global Depository Receipt

* = Non-income producing security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

At March 31, 2018, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Consumer Discretionary	21.2%
Financials	19.1%
Information Technology	16.5%
Industrials	14.1%
Materials	8.9%
Consumer Staples	6.8%
Health Care	6.1%
Real Estate	4.6%
Telecommunication Services	1.5%
Energy	0.7%
Utilities	0.5%
Total	100.0%

At March 31, 2018, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Indian Rupee	17.0%
Hong Kong Dollar	13.5%
New Taiwan Dollar	13.5%
South African Rand	9.1%
South Korean Won	9.1%
Brazilian Real	8.5%
U.S. Dollar	7.3%
Thai Baht	6.0%
Viet Nam Dong	3.0%
Indonesian Rupiah	2.8%
Malaysian Ringgit	1.8%
Polish Zloty	1.8%
Philippine Peso	1.7%
Kenyan Shilling	1.2%
All Other Currencies	3.7%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—50.1%
U.S. Treasury Inflation Indexed Notes/Bonds—5.5%
U.S. Treasury Inflation Indexed Bond, 3.875%, due 4/15/29	$22,997	$30,624
U.S. Treasury—0.1%
U.S. Treasury Floating Rate Note, 3M Treasury money market yield + 0.070%, 1.838%, due 4/30/19(a)	500	501
Federal Home Loan Mortgage Corp. (FHLMC)—15.6%
#E96940, 4.500%, due 6/1/18	1	1
#B13747, 5.000%, due 4/1/19	47	47
#G12113, 5.500%, due 5/1/21	138	141
#J02986, 6.500%, due 7/1/21	9	9
#G30255, 7.000%, due 7/1/21	1	1
#G30243, 6.000%, due 12/1/21	2	2
#G12720, 5.500%, due 6/1/22	21	21
#D95621, 6.500%, due 7/1/22	446	469
#G16026, 4.000%, due 11/1/25	5,041	5,257
#G14150, 4.500%, due 4/1/26	1,289	1,345
#J16051, 4.500%, due 7/1/26	738	770
#G02210, 7.000%, due 12/1/28	56	62
#G02183, 6.500%, due 3/1/30	14	16
#G01728, 7.500%, due 7/1/32	89	104
#C01385, 6.500%, due 8/1/32	72	81
#G01551, 6.000%, due 4/1/33	1,567	1,792
#C01623, 5.500%, due 9/1/33	84	92
#A15039, 5.500%, due 10/1/33	2	2
#A17603, 5.500%, due 1/1/34	1,910	2,147
#G01705, 5.500%, due 6/1/34	2,919	3,283
#G01843, 6.000%, due 6/1/35	16	18
#G02141, 6.000%, due 3/1/36	472	539
#G02883, 6.000%, due 4/1/37	1,466	1,660
#A62179, 6.000%, due 6/1/37	192	219
#G03711, 6.000%, due 6/1/37	568	641
#G04126, 6.000%, due 6/1/37	1,634	1,857
#A63539, 6.000%, due 7/1/37	257	293
#A62858, 6.500%, due 7/1/37	95	108
#G03170, 6.500%, due 8/1/37	185	209
#A66843, 6.500%, due 10/1/37	727	830
#G07837, 6.500%, due 2/1/38	2,244	2,537
#G04053, 5.500%, due 3/1/38	635	706
#A78138, 5.500%, due 6/1/38	291	326
#G04641, 6.000%, due 6/1/38	1,222	1,397
#G04466, 5.500%, due 7/1/38	13,147	14,774
#G04544, 6.000%, due 8/1/38	736	832
#A81799, 6.500%, due 9/1/38	355	400
#G06964, 5.500%, due 11/1/38	1,940	2,181
#G05723, 6.500%, due 11/1/38	1,190	1,358
#G05124, 6.000%, due 12/1/38	1,110	1,266
#G07480, 6.000%, due 5/1/39	1,175	1,325
#G60366, 6.000%, due 10/1/39	14,400	16,353
#G05810, 5.000%, due 2/1/40	11,272	12,260
#G05875, 5.500%, due 2/1/40	522	580
#G07300, 6.000%, due 4/1/40	4,928	5,644
#G06017, 5.500%, due 6/1/40	1,012	1,124
#C03665, 9.000%, due 4/1/41	473	550

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal Home Loan Mortgage Corp. (FHLMC) — (continued)
#G06583, 5.000%, due 6/1/41	$1,517	$1,657
Total FHLMC Mortgage Obligations		87,286
Federal National Mortgage Association (FNMA)—28.9%
#689612, 5.000%, due 5/1/18	1	1
#695910, 5.000%, due 5/1/18	2	2
#704049, 5.500%, due 5/1/18	2	2
#735357, 5.500%, due 5/1/18	3	3
#735003, 5.500%, due 7/1/18	1	1
#770395, 5.000%, due 4/1/19	1	1
#788424, 5.500%, due 9/1/19	4	4
#900725, 6.000%, due 8/1/21	19	19
#893325, 7.000%, due 9/1/21	5	5
#949589, 5.500%, due 8/1/22	1,567	1,632
#949592, 6.000%, due 8/1/22	2,365	2,483
#AC5410, 4.500%, due 10/1/24	178	186
#AL8529, 6.000%, due 11/1/24	3,713	3,909
#AC9560, 5.000%, due 1/1/25	1,184	1,246
#255956, 5.500%, due 10/1/25	12	13
#AL2853, 4.500%, due 6/1/26	5,493	5,740
#AL9730, 4.500%, due 2/1/27	1,775	1,854
#AL2134, 4.000%, due 7/1/27	260	273
#AL9857, 4.000%, due 2/1/29	11,320	11,829
#252925, 7.500%, due 12/1/29	1	1
#AD0729, 7.500%, due 12/1/30	8,626	9,976
#535977, 6.500%, due 4/1/31	6	7
#253907, 7.000%, due 7/1/31	1	1
#545339, 6.500%, due 11/1/31	37	41
#587849, 6.500%, due 11/1/31	7	8
#618547, 6.500%, due 11/1/31	4,294	4,796
#545437, 7.000%, due 2/1/32	43	48
#545759, 6.500%, due 7/1/32	368	413
#545869, 6.500%, due 7/1/32	1,141	1,279
#670385, 6.500%, due 9/1/32	570	638
#254548, 5.500%, due 12/1/32	36	39
#703391, 5.000%, due 5/1/33	136	148
#708993, 5.000%, due 6/1/33	23	25
#730131, 5.000%, due 8/1/33	49	53
#741850, 5.500%, due 9/1/33	404	447
#555800, 5.500%, due 10/1/33	40	44
#756153, 5.500%, due 11/1/33	443	491
#AL3455, 5.500%, due 11/1/33	5,496	6,174
#AL3401, 5.500%, due 2/1/34	739	830
#763798, 5.500%, due 3/1/34	73	80
#725611, 5.500%, due 6/1/34	92	101
#745563, 5.500%, due 8/1/34	521	577
#794474, 6.000%, due 10/1/34	41	46
#745092, 6.500%, due 7/1/35	284	319
#357944, 6.000%, due 9/1/35	13	15
#AD0979, 7.500%, due 10/1/35	66	76
#745349, 6.500%, due 2/1/36	231	262
#888305, 7.000%, due 3/1/36	9	10
#895637, 6.500%, due 5/1/36	67	76

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA) — (continued)
#831540, 6.000%, due 6/1/36		$17	$19
#893318, 6.500%, due 8/1/36		20	22
#310037, 6.500%, due 10/1/36		154	173
#831926, 6.000%, due 12/1/36		554	628
#902974, 6.000%, due 12/1/36		160	179
#AB0265, 6.000%, due 2/1/37		11,738	13,424
#938440, 6.000%, due 7/1/37		75	84
#948689, 6.000%, due 8/1/37		164	184
#888703, 6.500%, due 8/1/37		3,471	4,020
#AL0904, 5.500%, due 1/1/38		109	121
#889371, 6.000%, due 1/1/38		2,631	3,017
#962058, 6.500%, due 3/1/38		1,167	1,343
#934006, 6.500%, due 9/1/38		301	345
#986856, 6.500%, due 9/1/38		123	142
#991911, 7.000%, due 11/1/38		173	198
#AL3775, 5.000%, due 1/1/39		1,539	1,678
#AD0752, 7.000%, due 1/1/39		563	664
#AA7611, 5.000%, due 5/1/39		659	719
#AA8443, 5.000%, due 6/1/39		172	188
#AC1619, 5.500%, due 8/1/39		399	442
#AD0315, 6.500%, due 8/1/39		1,883	2,103
#AC9569, 5.000%, due 2/1/40		1,321	1,442
#AD0761, 5.000%, due 2/1/40		214	234
#AD1594, 5.000%, due 2/1/40		230	251
#932751, 5.000%, due 4/1/40		3,229	3,525
#AD7137, 5.500%, due 7/1/40		3,845	4,320
#BM1689, 5.500%, due 8/1/40		3,259	3,619
#AH0955, 5.000%, due 12/1/40		3,973	4,321
#AH5585, 5.000%, due 2/1/41		145	158
#AI1201, 5.500%, due 4/1/41		4,908	5,410
#AL5815, 5.500%, due 4/1/41		3,002	3,375
#BM3525, 6.000%, due 4/1/41		13,844	15,944
#AI6071, 5.000%, due 6/1/41		1,409	1,538
#AI4222, 5.000%, due 7/1/41		106	116
#AL0672, 5.000%, due 7/1/41		2,431	2,654
#AL0913, 6.000%, due 7/1/41		1,507	1,702
#AL9226, 5.500%, due 12/1/41		15,595	17,530
#AL9225, 6.000%, due 1/1/42		7,345	8,436
#AK2733, 5.000%, due 2/1/42		1,613	1,761
Total FNMA Mortgage Obligations			162,253
Asset-Backed Securities—0.8%
Tesla Auto Lease Trust—144A, 2018-A, Tranche D, 3.300%, 5/20/20	Baa2	500	499
Centre Point Funding LLC—144A, 2012-2A, Tranche 1, 2.610%, 8/20/21	Baa1	1,785	1,770

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Asset-Backed Securities—(continued)
SLM Private Education Loan Trust—144A, 2011-A, Tranche A3, 1M USD LIBOR + 2.500%, 4.277%, 1/15/43, VRN	AAA	$2,000	$2,063
Total Asset-Backed Securities			4,332
Corporate Obligations—48.8%
Baidu, Inc., 2.750%, due 6/9/19	A	4,000	3,988
Roper Industries, Inc., 6.250%, due 9/1/19	BBB+	2,530	2,650
Boston Properties L.P., 5.875%, due 10/15/19	A-	4,000	4,155
Ford Motor Credit Co. LLC, 8.125%, due 1/15/20	BBB	4,000	4,332
Georgia-Pacific LLC—144A, 5.400%, due 11/1/20	A+	4,000	4,230
UBS Group AG, 5 year USD ICE Swap + 5.497%, 6.875%, due 3/22/21, VRN	BBB-	2,000	2,101
JBS USA LUX SA / JBS USA Finance, Inc.—144A, 7.250%, due 6/1/21	BB-	3,000	3,037
Capital One Financial Corporation, 4.750%, due 7/15/21	A-	3,375	3,522
O’Reilly Automotive, Inc., 4.625%, due 9/15/21	BBB+	2,943	3,067
Fresenius Medical Care US Finance II, Inc.—144A, 5.875%, due 1/31/22	BBB-	2,760	2,956
Ball Corporation, 5.000%, due 3/15/22	BB+	2,500	2,597
Masco Corporation, 5.950%, due 3/15/22	BBB	4,050	4,387
Discover Financial Services, 5.200%, due 4/27/22	BBB+	3,000	3,149
Triumph Group, Inc., 5.250%, due 6/1/22	B-	2,500	2,438
Embraer S.A., 5.150%, due 6/15/22	BBB	3,400	3,573
Jones Lang LaSalle, Inc., 4.400%, due 11/15/22	Baa1	4,218	4,374
Navient Corporation, 5.500%, due 1/25/23	BB	2,000	1,973
Jaguar Land Rover Automotive plc—144A, 5.625%, due 2/1/23	BB+	3,225	3,302
Toll Brothers Finance Corporation, 4.375%, due 4/15/23	BBB-	3,875	3,856
Itau Unibanco Holding S.A.—144A, 5.125%, due 5/13/23	Ba3	2,500	2,515
Wells Fargo & Co., 4.480%, due 1/16/24	A	5,000	5,158
Lennar Corporation, 4.500%, due 4/30/24	BB+	2,450	2,407

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Banco Inbursa S.A. Institucion de Banca Multiple—144A, 4.125%, due 6/6/24	BBB+	$2,500	$2,472
Grupo Bimbo S.A.B. de C.V.—144A, 3.875%, due 6/27/24	BBB	2,500	2,519
Synchrony Financial, 4.250%, due 8/15/24	BBB-	5,000	4,977
SBA Communications Corporation, 4.875%, due 9/1/24	B+	3,000	2,947
HSBC Holdings plc, 5 year USD ICE Swap + 3.705%, 6.375%, due 9/17/24, VRN	BBB	5,000	5,075
JPMorgan Chase & Co., 3M USD LIBOR + 3.330%, 6.100%, due 10/1/24, VRN	BBB-	4,265	4,484
BNP Paribas S.A., 4.250%, due 10/15/24	A	4,000	4,057
Owens Corning, 4.200%, due 12/1/24	BBB	5,015	5,125
Cemex S.A.B. de C.V.—144A, 5.700%, due 1/11/25	BB	3,000	3,084
USG Corp.—144A, 5.500%, due 3/1/25	BB+	3,000	3,139
Penske Truck Leasing Co. L.P. / PTL Finance Corporation—144A, 3.950%, due 3/10/25	BBB+	3,800	3,814
Booz Allen Hamilton, Inc.—144A, 5.125%, due 5/1/25	B+	3,000	2,932
Simon Property Group L.P., 3.300%, due 1/15/26	A	4,500	4,379
Penske Automotive Group, Inc., 5.500%, due 5/15/26	B+	2,000	1,970
Tenneco, Inc., 5.000%, due 7/15/26	BB+	3,000	2,918
Vale Overseas, Ltd., 6.250%, due 8/10/26	BBB+	3,025	3,396
Post Holdings, Inc.—144A, 5.000%, due 8/15/26	B	3,000	2,857
United Rentals North America, Inc., 5.875%, due 9/15/26	BB-	2,500	2,609
Xylem, Inc., 3.250%, due 11/1/26	BBB	1,950	1,883
Glencore Funding LLC—144A, 4.000%, due 3/27/27	BBB	5,000	4,836
Hess Corporation, 4.300%, due 4/1/27	BBB-	5,310	5,207
Sirius XM Radio, Inc.—144A, 5.000%, due 8/1/27	BB	2,500	2,363
Lear Corporation, 3.800%, due 9/15/27	BBB-	3,000	2,885
L Brands, Inc., 5.250%, due 2/1/28	BB+	3,400	3,209
Motorola Solutions, Inc., 4.600%, due 2/23/28	BBB-	5,250	5,295

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
McDonald’s Corporation, 3.800%, due 4/1/28	BBB+	$5,500	$5,581
Anheuser-Busch InBev Worldwide, Inc., 4.000%, due 4/13/28	A-	5,600	5,675
The Kroger Co., 8.000%, due 9/15/29	Baa1	4,098	5,268
Yum! Brands, Inc., 6.875%, due 11/15/37	B+	2,200	2,354
ConocoPhillips, 6.500%, due 2/1/39	A-	4,125	5,433
Petroleos Mexicanos, 6.500%, due 6/2/41	BBB+	2,500	2,488
Express Scripts Holding Co., 6.125%, due 11/15/41	BBB+	4,200	5,003
Citigroup, Inc., 5.875%, due 1/30/42	A	4,000	4,948
Bank of America Corporation, 5.875%, due 2/7/42	A	4,000	5,000
Morgan Stanley, 6.375%, due 7/24/42	A	3,248	4,217
Cox Communications, Inc.—144A, 4.700%, due 12/15/42	BBB+	4,300	4,054
Mexichem S.A.B. de C.V.—144A, 5.875%, due 9/17/44	BBB	3,500	3,452
AbbVie, Inc., 4.700%, due 5/14/45	A-	5,000	5,176
ERP Operating L.P., 4.500%, due 6/1/45	A	4,500	4,700
The Goldman Sachs Group, Inc., 4.750%, due 10/21/45	A	3,500	3,754
Apple, Inc., 4.650%, due 2/23/46	AA+	5,000	5,519
PepsiCo, Inc., 4.450%, due 4/14/46	A+	4,500	4,852
Verizon Communications, Inc., 4.125%, due 8/15/46	A-	5,000	4,518
BAT Capital Corporation—144A, 4.540%, due 8/15/47	BBB+	4,500	4,470
Brookfield Finance, Inc., 4.700%, due 9/20/47	A-	5,250	5,112
CVS Health Corporation, 5.050%, due 3/25/48	Baa1	5,500	5,807
AT&T, Inc., 5.150%, due 2/14/50	A-	5,400	5,476
Microsoft Corporation, 4.750%, due 11/3/55	AAA	4,500	5,171

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Petrobras Global Finance BV, 6.850%, due 6/5/15	BB-	$3,325	$3,159
Total Corporate Obligations			273,386
Total Long-Term Investments—99.7% (cost $558,427)			558,382
Repurchase Agreements
Fixed Income Clearing Corporation, 0.280% dated 3/29/18, due 4/2/18, repurchase price $5,775, collateralized by U.S. Treasury Note, 1.500%, due 8/15/26		5,775	5,775
Total Repurchase Agreement—1.0% (cost $5,775)			5,775
Total Investments—100.7% (cost $564,202)			564,157
Liabilities, plus cash and other assets—(0.7)%			(3,720)
Net assets—100.0%			$560,437

The obligations of certain U.S. Government-sponsored securities are neither issued nor guaranteed by the U.S. Treasury.

144A = Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by any of Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.

VRN = Variable Rate Note

(a) Security, or a portion of security, is segregated as collateral for the centrally cleared credit default swap, aggregating a total of $198.

Centrally Cleared Credit Default Swap

Reference Entity	Buy/Sell Protection	Fixed Deal Pay Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)	Upfront Payment Received (Paid)	Value	Unrealized Appreciation (Depreciation)
CDX.IG - 29	Buy	1.000%	3M	December 2022	CME	$25,000	$555	$(472)	$83

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—59.6%
U.S. Treasury Inflation Indexed Notes/Bonds—2.7%
U.S. Treasury Inflation Indexed Bond, 3.875%, due 4/15/29	$1,560	$2,078
Federal Home Loan Mortgage Corp. (FHLMC)—15.9%
#E97112, 4.000%, due 5/1/18	1	1
#J05444, 6.000%, due 8/1/22	26	27
#E02388, 6.000%, due 9/1/22	48	50
#E02490, 6.000%, due 4/1/23	59	62
#J13022, 4.000%, due 9/1/25	257	268
#G16026, 4.000%, due 11/1/25	2,782	2,901
#J16051, 4.500%, due 7/1/26	764	798
#A17603, 5.500%, due 1/1/34	553	621
#G01705, 5.500%, due 6/1/34	1,027	1,155
#A45790, 7.500%, due 5/1/35	122	137
#G02141, 6.000%, due 3/1/36	236	270
#G04126, 6.000%, due 6/1/37	249	283
#G03201, 6.500%, due 6/1/37	147	166
#A66843, 6.500%, due 10/1/37	232	265
#G04564, 6.000%, due 12/1/37	216	245
#A81799, 6.500%, due 9/1/38	199	224
#G06964, 5.500%, due 11/1/38	1,212	1,363
#G60366, 6.000%, due 10/1/39	1,074	1,219
#G05875, 5.500%, due 2/1/40	104	116
#G07300, 6.000%, due 4/1/40	385	441
#C03665, 9.000%, due 4/1/41	230	266
#G06583, 5.000%, due 6/1/41	1,194	1,304
Total FHLMC Mortgage Obligations		12,182
Federal National Mortgage Association (FNMA)—41.0%
#695910, 5.000%, due 5/1/18	2	2
#740847, 6.000%, due 10/1/18	7	7
#323501, 6.500%, due 1/1/19	2	2
#751313, 5.000%, due 3/1/19	24	24
#458147, 10.000%, due 8/15/20	3	3
#888555, 5.500%, due 9/1/21	888	909
#880991, 5.500%, due 1/1/22	66	68
#735574, 8.000%, due 3/1/22	61	63
#679253, 6.000%, due 10/1/22	248	275
FNR G93-19 SH, 1M LIBOR + 56.169%, 11.234%, due 4/25/23, VRN	11	13
#982885, 5.000%, due 5/1/23	259	273
#933985, 5.500%, due 8/1/23	156	163
#AL8529, 6.000%, due 11/1/24	3,165	3,332
#255956, 5.500%, due 10/1/25	37	40
#AL2853, 4.500%, due 6/1/26	600	628
#AL9730, 4.500%, due 2/1/27	958	1,001
#256639, 5.000%, due 2/1/27	8	8
#806458, 8.000%, due 6/1/28	83	92
#AL9857, 4.000%, due 2/1/29	8,015	8,375
#880155, 8.500%, due 7/1/29	191	216
#797846, 7.000%, due 3/1/32	56	57
#745519, 8.500%, due 5/1/32	54	62
#654674, 6.500%, due 9/1/32	57	63
#254693, 5.500%, due 4/1/33	6	7
#555531, 5.500%, due 6/1/33	58	64

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA) — (continued)
#711736, 5.500%, due 6/1/33		$78	$87
#555591, 5.500%, due 7/1/33		10	11
#AL3455, 5.500%, due 11/1/33		1,614	1,813
#776964, 5.000%, due 4/1/34		280	304
#725424, 5.500%, due 4/1/34		61	67
#888884, 5.500%, due 12/1/35		131	146
#888703, 6.500%, due 8/1/37		733	849
#928658, 6.500%, due 9/1/37		22	25
#AL6411, 7.000%, due 12/1/37		774	875
#962058, 6.500%, due 3/1/38		378	434
#991911, 7.000%, due 11/1/38		110	127
#AC9569, 5.000%, due 2/1/40		176	192
#BM1689, 5.500%, due 8/1/40		440	489
#AL5815, 5.500%, due 4/1/41		566	637
#BM3525, 6.000%, due 4/1/41		1,229	1,415
#AL9226, 5.500%, due 12/1/41		5,224	5,872
#AL9225, 6.000%, due 1/1/42		2,020	2,320
Total FNMA Mortgage Obligations			31,410
Asset-Backed Securities—1.4%
Capital One Multi-Asset Execution Trust, 2016-A1, Tranche A1, 1M LIBOR + 0.450%, 2.227%, 2/15/22, VRN	AAA	500	502
SLM Private Education Loan Trust—144A, 2011-A, Tranche A3, 1M USD LIBOR + 2.500%, 4.277%, 1/15/43, VRN	AAA	500	516
Total Asset-Backed Securities			1,018
Corporate Obligations—38.6%
Bank of America Corporation, 6.875%, due 11/15/18	A	800	821
Baidu, Inc., 2.750%, due 6/9/19	A	750	748
JPMorgan Chase & Co., 3M USD LIBOR + 3.320%, 5.000%, due 7/1/19, VRN	BBB-	500	505
Burlington Northern Santa Fe LLC, 4.700%, due 10/1/19	A+	750	771
Boston Properties L.P., 5.875%, due 10/15/19	A-	800	831
Citigroup, Inc., 2.450%, due 1/10/20	A	900	892
Branch Banking & Trust Co., 3M USD LIBOR + 0.450%, 2.172%, due 1/15/20, VRN	A1	500	501
Petroleos Mexicanos, 6.000%, due 3/5/20	BBB+	500	522
Intel Corporation, 3M USD LIBOR + 0.080%, 1.891%, due 5/11/20, VRN	A+	750	751
Georgia-Pacific LLC—144A, 5.400%, due 11/1/20	A+	800	846

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Mitsubishi UFJ Financial Group, Inc., 2.950%, due 3/1/21	A1	$575	$572
Capital One Financial Corporation, 4.750%, due 7/15/21	A-	750	783
Apple, Inc., 1.550%, due 8/4/21	AA+	750	719
Verizon Communications, Inc., 3.500%, due 11/1/21	A-	1,000	1,009
Ryder System, Inc., 3.450%, due 11/15/21	A-	900	904
Lloyds Banking Group plc, 3.000%, due 1/11/22	A+	1,000	985
Vale Overseas, Ltd., 4.375%, due 1/11/22	BBB+	500	514
Embraer S.A., 5.150%, due 6/15/22	BBB	500	525
Comcast Corporation, 3.125%, due 7/15/22	A-	850	849
Bancolombia S.A., 5.125%, due 9/11/22	BBB-	500	518
Jones Lang LaSalle, Inc., 4.400%, due 11/15/22	Baa1	750	778
Toll Brothers Finance Corporation, 4.375%, due 4/15/23	BBB-	500	498
BHP Billiton Finance USA, Ltd., 3.850%, due 9/30/23	A	800	831
Wells Fargo & Co., 4.480%, due 1/16/24	A	750	774
The Goldman Sachs Group, Inc., 4.000%, due 3/3/24	A	750	762
Grupo Bimbo S.A.B. de C.V.—144A, 3.875%, due 6/27/24	BBB	500	504
BNP Paribas S.A., 4.250%, due 10/15/24	A	750	761
AbbVie, Inc., 3.600%, due 5/14/25	A-	850	839
ERP Operating L.P., 3.375%, due 6/1/25	A	1,000	988
Intercontinental Exchange, Inc., 3.750%, due 12/1/25	A	800	816
Simon Property Group L.P., 3.300%, due 1/15/26	A	1,000	973
ConocoPhillips Co., 4.950%, due 3/15/26	A-	900	984
Brookfield Finance, Inc., 4.250%, due 6/2/26	A-	750	754
Amazon.com, Inc.—144A, 3.150%, due 8/22/27	AA-	850	822
Tencent Holdings, Ltd.—144A, 3.595%, due 1/19/28	A+	750	723

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Motorola Solutions, Inc., 4.600%, due 2/23/28	BBB-	$500	$504
Anheuser-Busch InBev Worldwide, Inc., 4.000%, due 4/13/28	A-	775	785
Morgan Stanley, 3M USD LIBOR + 1.140%, 3.772%, due 1/24/29, VRN	A	900	887
The Kroger Co., 8.000%, due 9/15/29	Baa1	775	996
Total Corporate Obligations			29,545
Total Long-Term Investments—99.6% (cost $77,331)			76,233
Repurchase Agreement
Fixed Income Clearing Corporation, 0.280% dated 3/29/18, due 4/2/18, repurchase price $291, collateralized by U.S. Treasury Note, 1.500%, due 8/15/26		291	291
Total Repurchase Agreement—0.3% (cost $291)			291
Total Investments—99.9% (cost $77,622)			76,524
Securities Sold, Not Yet Purchased
U.S. Government Agency
Federal National Mortgage Association (FNMA)—(6.4)%
TBA, 2.500%, due 4/1/33		(5,000)	(4,900)
Total Securities Sold, Not Yet Purchased—(6.4)% (proceeds $4,867)			(4,900)
Cash and other assets, less liabilities—6.5%			4,943
Net assets—100.0%			$76,567

The obligations of certain U.S. Government-sponsored securities are neither issued nor guaranteed by the U.S. Treasury.

144A = Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by any of Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.

TBA = To Be Announced - TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after March 31, 2018. The term TBA comes from the fact that the specific mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made.

VRN = Variable Rate Note

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—48.0%
Federal Home Loan Mortgage Corp. (FHLMC)—12.6%
#E99582, 5.000%, due 9/1/18	$1	$1
#E99684, 5.000%, due 10/1/18	22	22
#B11362, 5.500%, due 12/1/18	3	3
#B11849, 5.500%, due 1/1/19	8	8
#B13870, 4.500%, due 5/1/19	7	7
#G11604, 5.000%, due 7/1/19	9	9
#G11596, 5.500%, due 8/1/19	10	10
#B17294, 5.000%, due 11/1/19	35	36
#B19222, 4.500%, due 4/1/20	34	35
#J02537, 5.000%, due 9/1/20	17	18
#G11836, 5.500%, due 12/1/20	6	6
#G12113, 5.500%, due 5/1/21	49	50
#G12395, 6.000%, due 10/1/21	343	355
#E02322, 5.500%, due 5/1/22	19	20
#G12725, 6.000%, due 6/1/22	91	95
#G13124, 6.000%, due 12/1/22	200	211
#J06871, 5.500%, due 1/1/23	36	37
#J08450, 5.500%, due 7/1/23	27	28
#J08703, 5.500%, due 9/1/23	41	43
#C00351, 8.000%, due 7/1/24	39	42
#J11208, 5.000%, due 11/1/24	60	63
#J11374, 4.500%, due 12/1/24	571	595
#G00363, 8.000%, due 6/1/25	59	64
#C80329, 8.000%, due 8/1/25	13	14
#G30348, 6.000%, due 7/1/27	813	903
#G14917, 4.000%, due 11/1/28	217	228
#G04821, 8.500%, due 7/1/31	1,902	2,274
#G07290, 6.000%, due 6/1/34	1,695	1,898
#G07837, 6.500%, due 2/1/38	1,217	1,376
#G04424, 6.000%, due 6/1/38	453	514
#G04641, 6.000%, due 6/1/38	1,432	1,637
#G04778, 6.000%, due 7/1/38	69	79
#A81372, 6.000%, due 8/1/38	238	270
#G04687, 6.000%, due 9/1/38	65	74
#G04745, 6.000%, due 9/1/38	207	234
#A81799, 6.500%, due 9/1/38	187	211
#G06085, 6.500%, due 9/1/38	65	73
#G05723, 6.500%, due 11/1/38	1,082	1,235
#G05124, 6.000%, due 12/1/38	3,553	4,051
#G07480, 6.000%, due 5/1/39	2,396	2,701
#G07300, 6.000%, due 4/1/40	2,568	2,941
#4122, Tranche FP, 1M LIBOR + 0.400%, 2.177%, due 10/15/42, VRN	736	737
Total FHLMC Mortgage Obligations		23,208
Federal National Mortgage Association (FNMA)—35.4%
#656573, 5.000%, due 6/1/18	2	2
#709848, 5.000%, due 6/1/18	1	1
#705741, 5.000%, due 6/1/18	2	2
#728715, 5.000%, due 7/1/18	4	4
#711991, 5.000%, due 8/1/18	3	3
#257378, 5.000%, due 9/1/18	1	1
#743183, 5.000%, due 10/1/18	2	2
#749596, 5.000%, due 11/1/18	12	13

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA) — (continued)
#753866, 6.000%, due 12/1/18		$13	$13
#761246, 5.000%, due 1/1/19		17	17
#766059, 5.500%, due 2/1/19		16	16
#766276, 5.000%, due 3/1/19		44	45
#751313, 5.000%, due 3/1/19		11	11
#779363, 5.000%, due 6/1/19		5	5
#785259, 5.000%, due 8/1/19		25	25
#761530, 5.500%, due 8/1/19		39	39
#788424, 5.500%, due 9/1/19		15	15
#761489, 5.500%, due 9/1/19		15	15
#725953, 5.000%, due 10/1/19		9	9
#357865, 5.000%, due 7/1/20		26	27
#879607, 5.500%, due 4/1/21		19	19
#831497, 6.000%, due 4/1/21		75	76
#831525, 5.500%, due 6/1/21		25	26
#880993, 6.000%, due 1/1/22		5	5
#888982, 6.000%, due 12/1/22		93	98
#972934, 5.500%, due 2/1/23		114	119
#889670, 5.500%, due 6/1/23		28	29
#AE0011, 5.500%, due 9/1/23		31	32
#747339, 5.500%, due 10/1/23		128	139
#995395, 6.000%, due 12/1/23		81	85
#190988, 9.000%, due 6/1/24		20	21
#AL8529, 6.000%, due 11/1/24		17,293	18,206
#AL3422, 5.000%, due 1/1/25		412	436
#AL2853, 4.500%, due 6/1/26		2,142	2,238
#AL9730, 4.500%, due 2/1/27		5,040	5,266
#AL9857, 4.000%, due 2/1/29		4,245	4,436
#555933, 7.000%, due 6/1/32		505	572
#886762, 7.000%, due 9/1/36		262	307
#948637, 6.500%, due 8/1/37		273	305
#888703, 6.500%, due 8/1/37		2,738	3,172
#AL6411, 7.000%, due 12/1/37		3,388	3,829
#889371, 6.000%, due 1/1/38		601	690
#AD0100, 7.000%, due 12/1/38		735	852
#AD0315, 6.500%, due 8/1/39		432	482
#AE0934, 6.500%, due 10/1/39		2,261	2,584
#AL5815, 5.500%, due 4/1/41		2,832	3,184
#BM3525, 6.000%, due 4/1/41		5,406	6,226
#AL9226, 5.500%, due 12/1/41		5,848	6,574
#AL9225, 6.000%, due 1/1/42		4,407	5,062
Total FNMA Mortgage Obligations			65,335
Asset-Backed Securities—20.3%
Nissan Auto Lease Trust, 2016-B, Tranche A2B, 1M USD LIBOR + 0.280%, 2.057%, 12/17/18, VRN	Aaa	352	352
Nissan Auto Receivables Owner Trust, 2016-B, Tranche A2B, 1M USD LIBOR + 0.300%, 2.077%, 4/15/19, VRN	Aaa	101	101

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Asset-Backed Securities—(continued)
American Express Issuance Trust II, 2013-2, Tranche A, 1M LIBOR + 0.430%, 2.207%, 8/15/19, VRN	AAA	$2,233	$2,237
Tesla Auto Lease Trust —144A, 2018-A, Tranche A, 2.320%, 12/20/19	Aaa	367	367
GM Financial Automobile Leasing Trust, 2017-3, Tranche A2B, 1M USD LIBOR + 0.240%, 2.062%, 1/21/20, VRN	Aaa	500	500
Ford Credit Auto Owner Trust, 2017-B, Tranche A2B, 1M USD LIBOR + 0.070%, 1.847%, 5/15/20, VRN	AAA	1,011	1,011
BMW Floorplan Master Owner Trust—144A, 2015-1A, Tranche A, 1M LIBOR + 0.500%, 2.277%, 7/15/20, VRN	AAA	3,675	3,679
Discover Card Execution Note Trust, 2013-A6, Tranche A6, 1M LIBOR + 0.450%, 2.227%, 4/15/21, VRN	AAA	2,000	2,004
Chase Issuance Trust, 2016-A1, Tranche A, 1M LIBOR + 0.410%, 2.187%, 5/17/21, VRN	AAA	2,024	2,030
Bank of America Credit Card Trust, 2014-A1, Tranche A, 1M LIBOR + 0.380%, 2.157%, 6/15/21, VRN	AAA	2,000	2,005
MBNA Credit Card Master Note Trust, 2004-A3, Tranche A3, 1M LIBOR + 0.260%, 2.037%, 8/16/21, VRN	AAA	3,000	3,001
Capital One Multi-Asset Execution Trust, 2014-A3, Tranche A3, 1M LIBOR + 0.380%, 2.157%, 1/18/22, VRN	AAA	1,110	1,113
Chase Issuance Trust, 2017-A1, Tranche A, 1M LIBOR + 0.300%, 2.077%, 1/18/22, VRN	AAA	2,000	2,008
Capital One Multi-Asset Execution Trust, 2016-A1, Tranche A1, 1M LIBOR + 0.450%, 2.227%, 2/15/22, VRN	AAA	3,212	3,223
PFS Financing Corporation—144A, 2018-A, Tranche A, 1M LIBOR + 0.400%, 2.177%, 2/15/22, VRN	AAA	1,500	1,501
Citibank Credit Card Issuance Trust, 2017-A4, Tranche A4, 1M LIBOR + 0.220%, 1.922%, 4/7/22, VRN	AAA	850	851
Verizon Owner Trust—144A, 2017-3A, Tranche A1B, 1M USD LIBOR + 0.270%, 2.092%, 4/20/22, VRN	AAA	3,500	3,509
Mercedes-Benz Master Owner Trust—144A, 2017-BA, Tranche A, 1M LIBOR + 0.420%, 2.197%, 5/16/22, VRN	Aaa	2,280	2,288
GMF Floorplan Owner Revolving Trust—144A, 2017-2, Tranche A2, 1M LIBOR + 0.430%, 2.207%, 7/15/22, VRN	Aaa	2,500	2,509
SLM Student Loan Trust, 2008-4, Tranche A4, 3M USD LIBOR + 1.650%, 3.395%, 7/25/22, VRN	A	779	797
SLM Private Education Loan Trust—144A, 2011-A, Tranche A3, 1M USD LIBOR + 2.500%, 4.277%, 1/15/43, VRN	AAA	2,250	2,321
Total Asset-Backed Securities			37,407
Corporate Obligations—31.2%
Sumitomo Mitsui Banking Corporation, 3M USD LIBOR + 0.670%, 2.409%, due 10/19/18, VRN	A1	1,000	1,003
PNC Bank NA, 3M USD LIBOR + 0.400%, 2.435%, due 12/7/18, VRN	A+	2,000	2,004
Morgan Stanley, 3M USD LIBOR + 1.375%, 3.148%, due 2/1/19, VRN	A	2,185	2,203
USAA Capital Corporation—144A, 3M USD LIBOR + 0.230%, 2.003%, due 2/1/19, VRN	Aa1	1,500	1,501

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Toyota Motor Credit Corporation, 3M USD LIBOR + 0.820%, 2.705%, due 2/19/19, VRN	AA-	$1,000	$1,006
American Honda Finance Corporation, 3M USD LIBOR + 0.825%, 2.729%, due 2/22/19, VRN	A+	1,616	1,626
Apple, Inc., 3M USD LIBOR + 0.820%, 2.740%, due 2/22/19, VRN	AA+	1,000	1,007
PepsiCo, Inc., 3M USD LIBOR + 0.590%, 2.494%, due 2/22/19, VRN	A+	1,000	1,005
Bank of America Corporation, 3M USD LIBOR + 0.870%, 3.178%, due 4/1/19, VRN	A	2,000	2,013
Westpac Banking Corporation, 3M USD LIBOR + 0.710%, 2.530%, due 5/13/19, VRN	AA-	1,000	1,005
QUALCOMM, Inc., 3M USD LIBOR + 0.360%, 2.245%, due 5/20/19, VRN	A1	1,000	1,002
Bank of Montreal, 3M USD LIBOR + 0.650%, 2.384%, due 7/18/19, VRN	AA-	1,000	1,005
American Express Credit Corporation, 3M USD LIBOR + 0.490%, 2.329%, due 8/15/19, VRN	A2	1,000	1,004
Shell International Finance BV, 3M USD LIBOR + 0.350%, 2.421%, due 9/12/19, VRN	Aa2	1,000	1,004
Sumitomo Mitsui Trust Bank Ltd.—144A, 3M USD LIBOR + 0.440%, 2.618%, due 9/19/19, VRN	A1	750	750
Gilead Sciences, Inc., 3M USD LIBOR + 0.250%, 2.452%, due 9/20/19, VRN	A	1,000	1,001
Mondelez International Holdings Netherlands BV—144A, 3M USD LIBOR + 0.610%, 2.370%, due 10/28/19, VRN	A3	3,000	3,005
Daimler Finance North America LLC—144A, 3M USD LIBOR + 0.620%, 2.387%, due 10/30/19, VRN	A	1,600	1,610
United Technologies Corporation, 3M USD LIBOR + 0.350%, 2.123%, due 11/1/19, VRN	A-	1,175	1,179
Citigroup, Inc., 3M USD LIBOR + 0.790%, 2.498%, due 1/10/20, VRN	A	2,000	2,012
Branch Banking & Trust Co., 3M USD LIBOR + 0.450%, 2.172%, due 1/15/20, VRN	A1	1,700	1,705
Capital One Financial Corporation, 3M USD LIBOR + 0.760%, 2.571%, due 5/12/20, VRN	A-	2,000	2,006
National Australia Bank Ltd.—144A, 3M USD LIBOR + 0.510%, 2.414%, due 5/22/20, VRN	AA-	2,000	2,008
John Deere Capital Corporation, 3M USD LIBOR + 0.290%, 2.538%, due 6/22/20, VRN	A	1,000	1,001
Nissan Motor Acceptance Corp.—144A, 3M USD LIBOR + 0.390%, 2.112%, due 7/13/20, VRN	A	1,250	1,251
Caterpillar Financial Services Corporation, 3M USD LIBOR + 0.290%, 2.315%, due 9/4/20, VRN	A	3,000	3,007
IBM Credit LLC, 3M USD LIBOR + 0.260%, 2.005%, due 1/20/21, VRN	A+	2,000	2,007
JPMorgan Chase & Co., 3M USD LIBOR + 1.480%, 3.486%, due 3/1/21, VRN	A+	3,000	3,087
Wells Fargo & Co., 3M USD LIBOR + 1.340%, 3.365%, due 3/4/21, VRN	A+	3,000	3,074

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
HSBC Holdings plc, 3M USD LIBOR + 2.240%, 4.287%, due 3/8/21, VRN	AA-	$3,000	$3,152
Bank of America Corporation, 3M USD LIBOR + 1.420%, 3.159%, due 4/19/21, VRN	A	1,000	1,029
The Goldman Sachs Group, Inc., 3M USD LIBOR + 1.360%, 3.105%, due 4/23/21, VRN	A	1,000	1,023
Westpac Banking Corporation, 3M USD LIBOR + 1.000%, 2.820%, due 5/13/21, VRN	AA-	2,000	2,036
Barclays plc, 3M USD LIBOR + 2.110%, 3.921%, due 8/10/21, VRN	A	3,000	3,131
Total Corporate Obligations			57,462
Total Long-Term Investments—99.5% (cost $185,422)			183,412
Total Investments—99.5% (cost $185,422)			183,412
Securities Sold, Not Yet Purchased
U.S. Government Agency
Federal National Mortgage Association (FNMA)—(8.0)%
TBA, 2.500%, due 4/1/33		(15,000)	(14,699)
Total Securities Sold, Not Yet Purchased—(8.0)% (proceeds $14,602)			(14,699)
Cash and other assets, less liabilities—8.5%			15,649
Net assets—100.0%			$184,362

The obligations of certain U.S. Government-sponsored securities are neither issued nor guaranteed by the U.S. Treasury.

144A = Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by any of Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.

TBA = To Be Announced - TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after March 31, 2018. The term TBA comes from the fact that the specific mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made.

VRN = Variable Rate Note

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Exchange-Traded Funds—68.1%
	Equity Exchange-Traded Funds—63.8%
	Dragon Capital - Vietnam Enterprise Investments, Ltd. Class “C”	2,017,600	$13,729
	Energy Select Sector SPDR Fund	222,700	15,012
	Financial Select Sector SPDR Fund	893,400	24,631
	Global X MSCI Argentina ETF	131,800	4,703
	Global X MSCI Greece ETF	2,018,100	19,575
	iShares Global Energy ETF	364,700	12,392
	iShares MSCI Brazil ETF	915,500	41,088
	iShares MSCI Emerging Markets Small-Cap ETF	205,000	10,937
	iShares MSCI India ETF	1,121,200	38,266
	iShares MSCI Japan ETF	323,000	19,600
	iShares MSCI Malaysia ETF	352,800	12,750
	iShares Russell 1000 Growth ETF	296,700	40,378
	iShares Russell 1000 Value ETF	1,300,600	156,020
	SPDR S&P 500 ETF Trust	1,378,000	362,621
	Utilities Select Sector SPDR Fund	511,700	25,856
	VanEck Vectors Russia ETF	1,316,800	29,944
	Total Equity Exchange-Traded Funds		827,502
	Fixed Income Exchange-Traded Funds—4.3%
	iShares iBoxx $ Investment Grade Corporate Bond ETF	334,900	39,314
	SPDR Bloomberg Barclays High Yield Bond ETF	435,200	15,602
	Total Fixed Income Exchange-Traded Funds		54,916
	Total Exchange-Traded Funds—68.1% (cost $784,817)		882,418
	Common Stocks—1.6%
	Emerging Latin America—1.5%
	Argentina—1.4%
*	Adecoagro S.A. (Food products)†	77,468	583
	Banco Macro S.A.—ADR (Banks)	12,235	1,321
	BBVA Banco Frances S.A.—ADR (Banks)	23,846	544
*	Cablevision Holding S.A.—GDR (Media)†	125,367	2,926
	Cresud SACIF y A—ADR (Real estate management & development)	23,299	469
*	Empresa Distribuidora Y Comercializadora Norte—ADR (Electric utilities)	15,414	887
	Grupo Clarin S.A. Class B,—GDR (Media)†	37,176	225
	Grupo Financiero Galicia S.A.—ADR (Banks)	54,612	3,591
	Grupo Supervielle S.A.—ADR (Banks)	33,745	1,024
	IRSA Inversiones y Representaciones S.A.—ADR (Real estate management & development)	14,276	338
	MercadoLibre, Inc. (Internet software & services)	4,255	1,516
*	Pampa Energia S.A.—ADR (Electric utilities)	38,790	2,312
	Telecom Argentina S.A.—ADR (Diversified telecommunication services)	31,652	992
	YPF S.A.—ADR (Oil, gas & consumable fuels)	130,630	2,824
	Total Argentina		19,552
	Uruguay—0.1%
	Arcos Dorados Holdings, Inc. Class “A” (Hotels, restaurants & leisure)†	123,431	1,129
	Total Emerging Latin America		20,681

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount		Value
	Common Stocks—(continued)
	Europe—0.1%
	Luxembourg—0.1%
*	Globant S.A. (Software)†		15,327	$790
	Total Common Stocks—1.6% (cost $21,211)			21,471
	Foreign Government Bond—2.4%
	Malaysia
	Malaysia Government Bond, 3.580%, due 9/28/18	MYR	118,881	30,798
	Total Foreign Government Bond—2.4% (cost $26,916)			30,798
	Repurchase Agreement—5.9%
	Fixed Income Clearing Corporation, 0.280% dated 3/29/18, due 4/2/18, repurchase price $76,054, collateralized by U.S. Treasury Note, 1.500%, due 8/15/26		76,051	76,051
	Total Repurchase Agreement—5.9% (cost $76,051)			76,051
	U.S. Government—23.6%
	U.S. Treasury Bill, 1.150%, due 6/21/18		31,900	31,780
	U.S. Treasury Bill, 1.191%, due 7/19/18(a)		50,900	50,634
	U.S. Treasury Bill, 1.239%, due 8/16/18(a)		38,500	38,233
	U.S. Treasury Bill, 1.255%, due 9/13/18(a)		20,000	19,831
	U.S. Treasury Bill, 1.388%, due 10/11/18(a)		29,500	29,210
	U.S. Treasury Bill, 1.654%, due 11/8/18		23,000	22,742
	U.S. Treasury Bill, 1.699%, due 12/6/18(b)		23,000	22,706
	U.S. Treasury Bill, 1.800%, due 1/3/19		23,000	22,661
	U.S. Treasury Bill, 1.879%, due 1/31/19		23,000	22,615
	U.S. Treasury Bill, 2.068%, due 2/28/19		23,000	22,581
	U.S. Treasury Bill, 2.106%, due 3/28/19		23,000	22,534
	Total U.S. Government—23.6% (cost $305,967)			305,527
	Total Purchased Options—0.1% (cost $2,531)			1,579
	Total Investments in Securities—101.7% (cost $1,217,493)			1,317,844
	Total Written Options—0.0% (premiums received $791)			(464)
	Liabilities, plus cash and other assets—(1.7)%			(21,057)
	Net assets—100.0%			$1,296,323

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

(a) Security, or portion of security, is segregated as collateral for centrally cleared swaps and to cover initial margin requirements on open futures contracts aggregating a total value of $70,776.

(b) Security, or portion of security, is pledged as collateral for OTC swap contracts and OTC options aggregating a total value of $5,618.

ADR = American Depository Receipt

GDR = Global Depository Receipt

Purchased Options Contracts

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Puts
STXE Small 200	Credit Suisse International	272.50	06/15/18	182,352	EUR	49,691	$945	$1,105	$(160)
iShares iBoxx High Yield Bond	Credit Suisse International	82.00	06/15/18	15,421		$126,452	634	1,426	(792)
Total Purchased Options Contracts							$1,579	$2,531	$(952)

Written Options Contracts

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Puts
iShares iBoxx $ Investment Grade	Credit Suisse International	114.00	06/15/18	(11,333)		$(129,196)	$(464)	$(791)	$327

Forward Foreign Currency Contracts

Settlement Date	Deliver/Receive	Counterparty	Local Currency (in thousands)	USD (Base) Purchased or Sold	Value	Net Unrealized Appreciation (Depreciation)
Purchased
6/20/18	British Pound Sterling	Citibank N.A. London	46,052	$64,561	$64,832	$271
6/20/18	Chinese Yuan Renminbi	Citibank N.A. London	668,997	105,463	106,125	662
6/20/18	Colombian Peso	Citibank N.A. London	151,383,553	53,044	54,029	985
6/20/18	Czech Koruna	Citibank N.A. London	65,327	3,178	3,179	1
6/20/18	Euro	Citibank N.A. London	4,508	5,579	5,581	2
6/20/18	Indian Rupee	Citibank N.A. London	3,151,629	48,085	47,991	(94)
6/20/18	Indonesian Rupiah	Citibank N.A. London	20,443,080	1,483	1,480	(3)
6/20/18	Japanese Yen	Citibank N.A. London	6,038,181	57,115	57,054	(61)
6/20/18	Mexican Peso	Citibank N.A. London	677,717	35,954	36,811	857
6/20/18	New Turkish Lira	Citibank N.A. London	316,522	79,366	78,329	(1,037)
6/20/18	Philippine Peso	Citibank N.A. London	6,407,766	122,368	122,310	(58)
6/20/18	Polish Zloty	Citibank N.A. London	138,021	40,759	40,383	(376)
6/20/18	Singapore Dollar	Citibank N.A. London	109,972	84,146	84,033	(113)
6/20/18	South African Rand	Citibank N.A. London	475,783	39,952	39,750	(202)

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

Forward Foreign Currency Contracts - (continued)

Settlement Date	Deliver/Receive	Counterparty	Local Currency (in thousands)	USD (Base) Purchased or Sold	Value	Net Unrealized Appreciation (Depreciation)
Purchased — (continued)
6/20/18	South Korean Won	Citibank N.A. London	4,813,364	$4,550	$4,541	$(9)
6/20/18	Taiwan Dollar	Citibank N.A. London	64,245	2,226	2,225	(1)
6/20/18	Thai Baht	Citibank N.A. London	229,984	7,405	7,375	(30)
						$794
Sold
6/21/18	Argentinean Peso	Citibank N.A. London	513,092	$24,043	$24,392	$(349)
6/20/18	Australian Dollar	Citibank N.A. London	33,236	26,206	25,532	674
6/20/18	Brazilian Real	Citibank N.A. London	53,255	16,182	16,019	163
6/20/18	British Pound Sterling	Citibank N.A. London	1,338	1,883	1,884	(1)
6/20/18	Canadian Dollar	Citibank N.A. London	5,682	4,416	4,417	(1)
6/20/18	Czech Koruna	Citibank N.A. London	1,263,098	61,720	61,459	261
6/20/18	Euro	Citibank N.A. London	104,669	130,218	129,571	647
6/20/18	Hong Kong Dollar	Citibank N.A. London	306,968	39,263	39,218	45
6/20/18	Hungarian Forint	Citibank N.A. London	6,938,658	27,712	27,480	232
6/20/18	Indonesian Rupiah	Citibank N.A. London	915,570,732	66,197	66,288	(91)
6/20/18	Mexican Peso	Citibank N.A. London	116,640	6,333	6,335	(2)
6/20/18	New Zealand Dollar	Citibank N.A. London	159,619	116,796	115,327	1,469
6/20/18	Russian Ruble	Citibank N.A. London	984,808	17,102	17,026	76
6/20/18	Singapore Dollar	Citibank N.A. London	2,362	1,804	1,805	(1)
6/20/18	South African Rand	Citibank N.A. London	82,429	6,887	6,887	—
6/20/18	South Korean Won	Citibank N.A. London	64,476,326	60,679	60,824	(145)
6/20/18	Swiss Franc	Citibank N.A. London	86,780	92,305	91,405	900
6/20/18	Taiwan Dollar	Citibank N.A. London	2,293,685	79,106	79,452	(346)
6/20/18	Thai Baht	Citibank N.A. London	3,877,271	125,049	124,332	717
						$4,248

Futures Contracts

Number of Contracts	Description	Expiration Date	Local Currency	Notional Value (Local, in Thousands	Notional Amount (USD)	Value (USD)	Net Unrealized Appreciation (Depreciation)
Long
663	CAC 40 Index	April 2018	Euro	34,174	$42,869	$42,050	$(819)
995	IBEX 35 Index	April 2018	Euro	95,234	119,353	117,181	(2,172)
320	OMXS 30 Index	April 2018	Swedish Krona	48,768	5,966	5,841	(125)
95	HSCEI Future	April 2018	Hong Kong Dollar	57,219	7,439	7,291	(148)
1,802	MSCI Singapore ETS Index	April 2018	Singapore Dollar	71,035	53,071	54,177	1,106
9	EURO-BTP	June 2018	Euro	1,249	1,492	1,537	45
264	KOSPI 200 Index	June 2018	South Korean Won	20,836,200	19,111	19,548	437
3,732	EURO STOXX 600 Banks Index	June 2018	Euro	31,685	40,450	38,986	(1,464)
740	FTSE 100 Index	June 2018	British Pound Sterling	51,752	73,882	72,608	(1,274)
374	FTSE MIB Index	June 2018	Euro	41,052	51,461	50,513	(948)
							$(5,362)

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

Futures—(continued)

Number of Contracts	Description	Expiration Date	Local Currency	Notional Value (Local, in Thousands	Notional Amount (USD)	Value (USD)	Net Unrealized Appreciation (Depreciation)
Short
153	Amsterdam Index	April 2018	Euro	16,157	$20,165	$19,880	$285
61	HANG SENG Index	April 2018	Hong Kong Dollar	91,653	11,946	11,678	268
213	MSCI Taiwan Index	April 2018	U.S. Dollar	8,684	8,506	8,684	(178)
374	NIKKEI 225 Index	June 2018	Japanese Yen	4,011,150	36,659	37,697	(1,038)
162	TOPIX Index	June 2018	Japanese Yen	2,780,730	25,794	26,134	(340)
323	S&P TSX 60 Index	June 2018	Canadian Dollar	58,528	46,090	45,428	662
26	DAX Index	June 2018	Euro	7,878	9,945	9,693	252
884	EURO STOXX 50 Index	June 2018	Euro	29,004	36,283	35,688	595
1,527	MEX BOLSA Index	June 2018	Mexican Peso	707,948	41,497	38,941	2,556
3,832	S&P 500 E Mini Index	June 2018	U.S. Dollar	506,399	533,779	506,399	27,380
604	XAK Technology	June 2018	U.S. Dollar	39,792	42,817	39,792	3,025
238	XAV Health Care	June 2018	U.S. Dollar	19,468	20,555	19,468	1,087
451	XAY Cons Discret	June 2018	U.S. Dollar	46,228	48,554	46,228	2,326
153	10YR Can Bond	June 2018	Canadian Dollar	20,390	15,564	15,827	(263)
1,352	FTSE/JSE Top 40 Index	June 2018	South African Rand	667,685	60,400	56,398	4,002
77	Long Gilt	June 2018	British Pound Sterling	9,457	13,029	13,268	(239)
							$40,380

Centrally Cleared Interest Rate Swap

Floating Rate Reference	Pay/Receive Floating Rate	Fixed Rate	Pay/Receive Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)		Upfront Payment Received (Paid)	Value	Unrealized Appreciation (Depreciation)
3 Month STIBOR	Receive	1.350%	1YR/3M	March 2028	LCH	SEK	197,130	(14)	(353)	$(339)

Centrally Cleared Credit Default Swap

Reference Entity	Buy/Sell Protection	Fixed Deal Pay Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)		Upfront Payment Received (Paid)	Value	Unrealized Appreciation (Depreciation)
iTRAXX Europe S28	Sell	1.000%	3M	December 2022	Intercontinental Exchange	EUR	23,046	636	661	$25

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, March 31, 2018 (all dollar amounts in thousands) (unaudited)

Total Return Swaps

Reference Entity	Pay/Receive Floating Rate	Floating Rates	Maturity Dates	Counterparty	Notional Amount (in thousands)		Market Value	Unrealized Appreciation (Depreciation)
Dow Jones US Telecommunications Total Return Index	Receive	3 Month LIBOR plus 20 bp	Jun 2018	Goldman Sachs International		$25,955	$757	$757
Euro Bund Future	Receive	0 bp	Jun 2018	Credit Suisse International	EUR	52,282	(798)	(798)
Euro STOXX Bank Gross Return Index	Receive	3M EURIBOR plus 105 bp	Jun 2018	Goldman Sachs International	EUR	5,284	238	238
10YR T-Note Future	Receive	0 bp	Jun 2018	Credit Suisse International		73,352	(786)	(786)
5YR T-Notes Future	Receive	0 bp	Jun 2018	Credit Suisse International		14,604	(47)	(47)
MSCI Daily Total Return Greece (Net)	Pay	3 Month LIBOR plus 95 bp	Jun 2018	Credit Suisse International		6,295	(327)	(327)
MSCI International Indonesia Gross Return Index	Pay	3 Month LIBOR plus 215 bp	Jun 2018	Citibank N.A.		12,454	(1,012)	(1,012)
MSCI Emerging Markets Small Cap (Net)	Pay	3 Month LIBOR plus 115 bp	Mar 2019	Goldman Sachs International		14,319	503	503
Swiss Market Index (Total Return)	Receive	3 Month LIBOR plus 97 bp	Jun 2018	Goldman Sachs International	CHF	17,258	272	272
								$(1,200)
Total Net Unrealized Appreciation (Depreciation) on Swaps								$(1,514)

See accompanying Notes to Portfolio of Investments.

Notes to Portfolios of Investments

(1) Significant Accounting Policies

(a) Description of the Trust

William Blair Funds (the “Trust”) is a mutual fund registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end management investment company. The Trust currently consists of the following twenty-one funds (the “Funds”), each with its own investment objectives and policies. For each Fund, the number of shares authorized is unlimited.

Domestic Equity Funds	International Equity Funds
Growth	International Leaders
Large Cap Growth	International Developed Plus
Mid Cap Growth	Institutional International Developed Plus
Small-Mid Cap Growth	International Growth
Small-Mid Cap Value	Institutional International Growth
Small Cap Growth	International Small Cap Growth
Small Cap Value	Emerging Markets Leaders
Emerging Markets Growth
Global Equity Fund	Emerging Markets Small Cap Growth
Global Leaders
Fixed Income Funds
Multi-Asset and Alternative Fund	Bond
Macro Allocation	Income
Low Duration

The investment objectives of the Funds are as follows:

Domestic Equity Funds	Long-term capital appreciation.
Global Equity Fund	Long-term capital appreciation.
International Equity Funds	Long-term capital appreciation.
Bond Fund	Outperform the Bloomberg Barclays U.S. Aggregate Index by maximizing total return through a combination of income and capital appreciation.
Income Fund	High level of current income with relative stability of principal.
Low Duration Fund	Maximize total return. Total return includes both income and capital appreciation.
Multi-Asset and Alternative	Maximize long-term risk-adjusted total return.
1

(b) Income Taxes

The cost of investments, including derivatives, for federal income tax purposes and related gross unrealized appreciation (depreciation) and net unrealized appreciation/(depreciation) at March 31, 2018 were as follows (in thousands):

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Growth	$237,372	$116,008	$(3,369)	$112,639
Large Cap Growth	157,439	61,768	(1,399)	60,369
Mid Cap Growth	50,858	13,577	(730)	12,847
Small-Mid Cap Growth	1,822,689	395,809	(40,252)	355,557
Small-Mid Cap Value	1,627	308	(26)	282
Small Cap Growth	382,708	131,215	(7,386)	123,829
Small Cap Value	492,748	154,484	(16,521)	137,963
Global Leaders	139,964	54,692	(1,318)	53,374
International Leaders	320,223	80,796	(1,395)	79,401
International Developed Plus	94,062	18,879	(1,439)	17,440
Institutional International Developed Plus	15,406	3,425	(227)	3,198
International Growth	2,419,100	612,833	(31,586)	581,247
Institutional International Growth	1,898,171	457,957	(23,624)	434,333
International Small Cap Growth	509,780	109,542	(8,918)	100,624
Emerging Markets Leaders	375,354	113,483	(6,459)	107,024
Emerging Markets Growth	1,005,262	328,816	(10,933)	317,883
Emerging Markets Small Cap Growth	440,142	63,949	(7,620)	56,329
Bond	564,336	9,117	(9,213)	(96)
Income	77,637	336	(1,449)	(1,113)
Low Duration	185,422	296	(2,306)	(2,010)
Macro Allocation	1,221,007	155,281	(20,362)	134,919

(c) Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and at the time of sale, the seller agrees to repurchase the security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying collateral. William Blair Investment Management, LLC (“the Adviser”) monitors, on an ongoing basis, the value of the underlying collateral to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements may involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying collateral. The risk to a Fund is limited to the ability of the seller to pay the agreed upon sum on the delivery date. In the event of default, a repurchase agreement provides that a Fund is entitled to sell the underlying collateral. The loss, if any, to a Fund will be the difference between the proceeds from the sale and the repurchase price. However, if bankruptcy proceedings are commenced with respect to the seller of the security, disposition of the collateral by the Fund may be delayed or limited. The Funds have master repurchase agreements which allow the Funds to offset amounts owed to a counterparty with amounts owed from the same counterparty, including any collateral, in the event the counterparty defaults. As of March 31, 2018, each Fund’s outstanding repurchase agreement, if any, and related collateral, are shown on the Fund’s Portfolio of Investments. Although no definitive creditworthiness criteria are used, the Adviser reviews the creditworthiness of the banks and non-bank dealers with which a Fund enters into repurchase agreements to evaluate those risks. A Fund may, for tax purposes, deem repurchase agreements collateralized by U.S. Government securities to be investments in U.S. Government securities.

(d) TBA Securities

The Fixed Income Funds may invest in mortgage pass-through securities eligible to be sold in the “to-be announced” market (“TBAs”). TBAs provide for the forward or delayed delivery of the underlying instrument with settlement up to 180 days. The term TBA comes from the fact that the specific mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made, but rather is generally announced 48 hours before the settlement date. When a Fund sells TBAs, it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold the securities. A Fund generally has the ability to close out a TBA obligation on or before the settlement date, rather than take delivery of the security.

(e) Securities Sold, Not Yet Purchased

A Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a fund sells a security short, it must borrow the security sold short and deliver it to the broker through which it made the short sale. A gain, limited to the price at which the fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale. A fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the price it sold the security short.

(2) Valuation

(a) Investment Valuation

The value of domestic equity securities, including exchange-traded funds, is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the mean between the last reported bid and ask prices.

The value of foreign equity securities is generally determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the mean between the last reported bid and ask prices. The Board of Trustees has determined that the passage of time between when the foreign exchanges or markets close and when the Funds compute their net asset values could cause the value of foreign equity securities to no longer be representative or accurate and, as a result, may necessitate that such securities be fair valued. Accordingly, for foreign equity securities, the Funds may use an independent pricing service to fair value price the security as of the close of regular trading on the NYSE. As a result, a Fund’s value for a security may be different from the last sale price (or the mean between the last reported bid and ask prices). As of March 31, 2018, fair valuation estimates for foreign equity securities were not obtained.

Fixed-income securities are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the market value of a security at a particular point in time. The pricing service determines evaluated prices for fixed-income securities using inputs including, but not limited to, recent transaction prices, dealer quotes, transaction prices for securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions.

Repurchase agreements are valued at cost, which approximates fair value.

Option contracts on securities, currencies and other financial instruments traded on one or more exchanges are valued at their most recent sale price on the exchange on which they are traded most extensively. Option contracts on foreign indices are valued at the settlement price. If there were no sales that day or if no settlement price is available, such option contracts are valued at the mean between the last reported bid and ask prices. Option contracts traded in the Over-the-Counter (“OTC”) market shall be valued by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which they are traded most extensively or if no settlement price is available, at the last sale price as of the close of the exchange. Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing currency exchange rate as supplied by an independent pricing service.

Swaps that are centrally cleared through an exchange are valued at the most recent settlement price provided by the exchange on which they are cleared. Total return swaps on equities, equity baskets, indices and other financial instruments are valued by an independent pricing service, or if unavailable, based on the security’s or instrument’s underlying reference asset. All other swap contracts are valued by an independent pricing service. Depending on the product and the terms of the transaction, the independent pricing service may use a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates.

Centrally cleared swaps listed or settled on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels, along with external third-party prices, are used to produce daily settlement prices.

Securities, and other assets, for which a market price is not available or is deemed unreliable (e.g., securities affected by unusual or extraordinary events, such as natural disasters or securities affected by market or economic events, such as bankruptcy filings), or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Valuation Procedures approved by the Board of Trustees. The value of fair valued securities may be different from the last sale price (or the mean between the last reported bid and ask prices), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

As of March 31, 2018, there were securities held in the International Growth and Institutional International Growth Funds requiring fair valuation pursuant to the Valuation Procedures approved by the Board of Trustees.

2

(b) Fair Value Measurements

Fair value is defined as the price that a Fund would receive upon selling a security in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. A three-tier hierarchy of inputs is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•	Level 1—Quoted prices (unadjusted) in active markets for an identical security.

•	Level 2—Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. In addition, other observable inputs such as foreign exchange rates, benchmark securities indices and foreign futures contracts may be utilized in the valuation of certain foreign securities when significant events occur between the last sale on the foreign securities exchange and the time at which the net asset value of the Fund is calculated.

•	Level 3—Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation technique applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis as follows:

Exchange-Traded Securities

Securities traded on a national securities exchange (or reported on the NASDAQ national market), including exchange-traded funds, are stated at the last reported sales price on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the mean between the last reported bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-Income Securities

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agency obligations, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, asset-backed securities and non-U.S. bonds are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the fair value of a security at a particular point in time. The pricing service determines evaluated prices for fixed-income securities using inputs including, but not limited to, recent transaction prices, dealer quotes, transaction prices for securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions. Securities that use similar valuation techniques and observable inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-Term Investments

Repurchase agreements are valued at cost, which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Derivative Instruments

Listed derivatives, such as certain options and futures contracts, that are actively traded are valued based on quoted prices from the exchange on which they are traded most extensively and are categorized as Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap and certain option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of forward foreign currency contracts and interest rate swaps. A substantial majority of OTC derivative products valued by a Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.

Any transfers between Level 1 and Level 2 are disclosed, effective as of the beginning of the period, in the following tables with the reasons for the transfers disclosed in a note to the tables, if applicable. Transfer amounts are based on end of period values.

As of March 31, 2018, the hierarchical input levels of securities in each Fund, segregated by security class or other financial instruments, are shown below (in thousands). There were no transfers between Levels as of March 31, 2018.

3

Investments in securities		Growth	Large Cap Growth	Mid Cap Growth
Level 1—Quoted prices
Common Stocks		$346,000	$215,046	$62,352
Level 2—Other significant observable inputs
Short-Term Investments		4,011	2,762	1,353
Level 3—Significant unobservable inputs
None		—	—	—
Total investments in securities		$350,011	$217,808	$63,705

Investments in securities	Small-Mid Cap Growth	Small-Mid Cap Value	Small Cap Growth	Small Cap Value
Level 1—Quoted prices
Common Stocks	$2,104,187	$1,909	$482,771	$618,877
Exchange-Traded Fund	—	—	1,174	—
Level 2—Other significant observable inputs
Short-Term Investments	74,059	—	22,592	11,834
Level 3—Significant unobservable inputs
None	—	—	—	—
Total investments in securities	$2,178,246	$1,909	$506,537	$630,711

Investments in securities	Global Leaders	International Leaders	International Developed Plus	Institutional International Developed Plus	International Growth
Level 1—Quoted prices
Common Stocks	$190,392	$381,364	$109,329	$18,139	$2,901,015
Preferred Stocks	—	—	—	—	56,683
Level 2—Other significant observable inputs
Rights	—	—	—	—	221
Common Stocks	—	—	—	—	7,464
Short-Term Investments	2,946	18,260	2,173	465	34,964
Level 3—Significant unobservable inputs
Common Stocks	—	—	—	—	—
Total investments in securities	$193,338	$399,624	$111,502	$18,604	$3,000,347

Investments in securities	Institutional International Growth	International Small Cap Growth	Emerging Markets Leaders	Emerging Markets Growth	Emerging Markets Small Cap Growth
Level 1—Quoted prices
Common Stocks	$2,249,468	$581,754	$427,611	$1,236,795	$452,503
Preferred Stocks	43,958	—	21,033	26,340	7,913
Level 2—Other significant observable inputs
Rights	170	—	—	—	—
Common Stocks	5,788	8,486	20,020	49,186	29,518
Short-Term Investments	33,120	20,164	13,714	10,824	6,537
Level 3—Significant unobservable inputs
Common Stocks	—	—	—	—	—
Total investments in securities	$2,332,504	$610,404	$482,378	$1,323,145	$496,471
4

Investments in securities	Bond	Income	Low Duration	Macro Allocation
Assets
Level 1—Quoted Prices
Common Stocks	$—	$—	$—	$21,471
Exchange-Traded Funds	—	—	—	882,418
Level 2—Other significant observable inputs
Asset-Backed Securities	4,332	1,018	37,407	—
Corporate Obligation/Notes	273,386	29,545	57,462	—
Purchased Option	—	—	—	1,579
Short-Term Investments	5,775	291	—	76,051
U.S. Government and U.S. Government Agency	280,664	45,670	88,543	305,527
Foreign Government	—	—	—	30,798
Level 3—Significant unobservable inputs
None	—	—	—	—
Liabilities
Level 1—Quoted Prices
None	—	—	—	—
Level 2—Other significant observable inputs
Written Options	—	—	—	(464)
Level 3—Significant unobservable inputs
None	—	—	—	—
Total investments in securities	$564,157	$76,524	$183,412	$1,317,380
Other financial instruments
Assets
Level 1—Quoted Prices
Futures Contracts	$—	$—	$—	$44,026
Level 2—Other significant observable inputs
Forward Foreign Currency Contracts	—	—	—	7,962
Swaps	83	—	—	1,795
Level 3—Significant unobservable inputs
None	—	—	—	—
Liabilities
Level 1—Quoted Prices
Futures Contracts	—	—	—	(9,008)
Level 2—Other significant observable inputs
Forward Foreign Currency Contracts	—	—	—	(2,920)
Swaps	—	—	—	(3,309)
U.S. Government Agency	—	(4,900)	(14,699)	—
Level 3—Significant unobservable inputs
None	—	—	—	—
Total Other Financial Instruments	$83	$(4,900)	$(14,699)	$(38,546)

Level 1 Common Stocks are exchange-traded securities with a quoted price. See Portfolio of Investments for Sector Classification.

The fair value estimates for the Level 3 securities in the International Growth and Institutional International Growth Funds were determined in good faith by the Pricing Committee, pursuant to the Valuation Procedures adopted by the Board of Trustees. There were various factors considered in reaching this fair value determination, including, but not limited to, the following: the type of security, the extent of public trading of the security, information obtained from a broker-dealer for the security, analysis of the company’s performance, and market trends that influence its performance. Level 3 securities represented 0.00% and 0.00% as a percentage of Net Assets in the International Growth and Institutional International Growth Funds, respectively.

5

(3) Financial Derivative Instruments

Each Fund may use derivative instruments to maintain liquidity, to provide hedging, or in anticipation of changes in the composition of its portfolio holdings or as otherwise provided in each Fund’s prospectus. Macro Allocation Fund may also use derivative instruments to obtain investment exposures.

Derivative transactions carry counterparty risk as they are based on contracts between a Fund and the applicable counterparty. For exchange-traded or cleared derivative contracts, such counterparty risk is limited due to the role of the exchange or clearinghouse. OTC derivative contracts, however, are exposed to counterparty risk in the amount of unrealized gains, net of collateral held, for the duration of the contract.

Macro Allocation Fund is subject to certain netting arrangements through International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDAs”). The ISDAs maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. The ISDAs cover certain OTC derivative securities entered into by Macro Allocation Fund with various counterparties and allow Macro Allocation Fund to close out and net its total exposure to a counterparty in the event of a default.

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price at a designated date, time and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, a Fund will continue to be required to maintain the margin deposits on the futures contract.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other liquid assets equal to a certain percentage of the contract amount (initial margin deposit). Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by a Fund and a cash payment is either made to or received from the broker. Futures held through swaps are marked to market daily, however, a Fund does not make or receive cash payments to/from the broker. Gains or losses are recognized but not considered realized until the contracts expire or are closed.

Options

The purchase or sale of an option by a Fund involves the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, either to purchase or sell the underlying security, commodity, or other instrument for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so the investor loses its premium. Writing options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the amount of the premium paid (which could result in a potentially unlimited loss). OTC options also involve counterparty credit risk.

Forward Foreign Currency Contracts

The Global Equity, International Equity and Multi-Asset and Alternative Funds may enter into forward foreign currency contracts. When entering into a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. A Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk, credit risk, or both kinds of risks in excess of the amount recognized in the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from the price movements in currencies.

6

Swap Contracts

Swap agreements may include total return, interest rate, securities index, commodity, security, currency exchange rate, credit default index, volatility and variance swaps. Swap agreements typically are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. Cleared swaps are transacted through futures commission merchants that are members of central clearing houses with the clearing house serving as a central counterparty similar to transactions in futures contracts. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount” (i.e., the change in the value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay a Fund and the risk that a Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may cause a Fund to lose money. To the extent permitted by its investment policies and restrictions, a Fund may invest in the following types of swaps:

Credit Default Swaps—A Fund may invest in credit default swaps as a means of “buying” credit protection (i.e., attempting to mitigate the risk of default or credit quality deterioration in some portion of a Fund’s holdings) or “selling” credit protection (i.e., attempting to gain exposure to an underlying issuer’s credit quality characteristics without directly investing in that issuer). A credit default swap is a contract between a buyer and a seller of protection against a pre-defined credit event (e.g., a ratings downgrade or default) on an underlying reference obligation, which may be a single debt instrument or baskets or indices of securities. A Fund may be a buyer or seller of a credit default swap. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. A Fund adds leverage to its portfolio because the Fund is subject to investment exposure on the notional amount of the swap. The maximum potential amount of future payments that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as an indicator of the payment performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, typically represent deterioration of the referenced entities’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap.

Interest Rate Swap—A Fund may invest in interest rate swaps to gain or mitigate exposure to changes in interest rates. Interest rate swap agreements involve a commitment between parties to pay either a fixed interest rate or a floating interest rate based on a notional amount of principal. The parties make payments at predetermined intervals throughout the life of the swap. As a payer, a Fund would make the fixed payment and receive the floating payment. As a receiver, a Fund would make the floating payment and receive the fixed payment.

Total Return Swap—A Fund may invest in total return swaps to gain or mitigate exposure to an underlying security, or securities. Total return swap agreements may involve commitments to pay interest in exchange for the return on the underlying security, or securities. At maturity, a net cash flow is exchanged between the parties based on the total return of the underlying security, or securities, less a financing rate. As a receiver, a Fund would receive a payment for a positive return and would make a payment for a negative return. As a payer in the transaction, a Fund would make a payment for a positive return and would receive a payment for a negative return.

Variance Swap—A Fund may invest in variance swaps in order to gain or mitigate its exposure to an underlying reference entity such as a broad based index. A variance swap is an agreement between two parties to exchange cash flows based on the measured variance of a reference entity. The payer agrees to exchange the fixed rate, which is the variance strike price of the reference entity, to the receiver for the floating rate, which is the realized variance price of the reference entity. At the time the trade is originated, the agreed upon variance strike price is generally set so that the fair value of the swap is near zero. At maturity, a net cash flow is exchanged between the parties based on the difference between the final realized variance price of the swap and the variance strike price multiplied by the notional, or vega amount. As a receiver of the floating rate, a Fund would receive a payment if the final realized variance price is greater than the variance strike price and would make a payment if the final realized variance price is less than the variance strike price. As a payer of the floating rate, a Fund would receive a payment if the final realized variance price is less than the variance strike price and would make a payment if the final realized variance price is greater than the variance strike price.

7

Item 2. Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

William Blair Funds

By:	/s/ Stephanie G. Braming
Stephanie G. Braming Principal Executive Officer

Date: May 25, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephanie G. Braming
Stephanie G. Braming Principal Executive Officer

Date: May 25, 2018

By:	/s/ Colette M. Garavalia
Colette M. Garavalia
Principal Financial Officer

Date: May 25, 2018